Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)
Argentina – 0.0%
Adecoagro S.A.*	27,803	$279
YPF S.A. ADR*	56,831	266
		545
Australia – 0.0%
MMG Ltd.*	884,000	389
Brazil – 3.8%
Ambev S.A.	1,359,460	4,663
Atacadao S.A.	140,900	596
B2W Cia Digital*	63,491	849
B3 S.A. - Brasil Bolsa Balcao	1,782,446	6,003
Banco Bradesco S.A.*	419,606	1,848
Banco BTG Pactual S.A.*	80,100	1,961
Banco do Brasil S.A.	246,744	1,593
Banco Inter S.A.*	98,910	1,553
Banco Santander Brasil S.A.	118,436	967
BB Seguridade Participacoes S.A.	199,401	930
BRF S.A.*	184,120	1,008
CCR S.A.	350,800	948
Centrais Eletricas Brasileiras S.A.	92,400	802
Cia de Saneamento Basico do Estado de Sao Paulo*	98,971	728
Cia Siderurgica Nacional S.A.	199,090	1,752
Cosan S.A.	294,588	1,413
CPFL Energia S.A.	66,100	357
Energisa S.A.	52,700	491
Engie Brasil Energia S.A.	58,047	457
Equatorial Energia S.A.	257,970	1,290
Hapvida Participacoes e Investimentos S.A.	320,100	994
Hypera S.A.*	105,758	730
JBS S.A.	298,936	1,754
Klabin S.A.*	205,041	1,079
Localiza Rent a Car S.A.	175,366	2,257
Lojas Renner S.A.	259,715	2,323
Magazine Luiza S.A.	845,100	3,594
Natura & Co. Holding S.A.*	258,601	2,937
Notre Dame Intermedica Participacoes S.A.	150,000	2,566
Petrobras Distribuidora S.A.	217,000	1,162
Petroleo Brasileiro S.A.	1,067,978	6,523
Raia Drogasil S.A.*	309,135	1,541
Rede D'Or Sao Luiz S.A.*	67,600	942
Rumo S.A.*	374,600	1,446
Suzano S.A.*	214,656	2,585
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Brazil – 3.8%continued
Telefonica Brasil S.A.	144,873	$1,224
TIM S.A.*	248,395	576
TOTVS S.A.	144,900	1,093
Ultrapar Participacoes S.A.	207,548	768
Vale S.A.	1,140,569	25,922
Via Varejo S/A*	366,100	1,161
WEG S.A.	484,648	3,278
		96,664
Chile – 0.4%
Banco de Chile	13,147,399	1,298
Banco de Credito e Inversiones S.A.	15,238	643
Banco Santander Chile	19,059,252	942
Cencosud S.A.	415,782	827
Cencosud Shopping S.A.	146,864	240
Cia Cervecerias Unidas S.A.	42,416	428
Colbun S.A.	2,261,870	316
Empresas CMPC S.A.	322,858	769
Empresas COPEC S.A.	109,878	1,082
Enel Americas S.A.	6,129,482	900
Enel Chile S.A.	7,939,909	457
Falabella S.A.	216,338	963
		8,865
China – 34.7%
21Vianet Group, Inc. ADR*	26,060	598
360 DigiTech, Inc. ADR*	24,485	1,024
360 Security Technology, Inc., Class A*	77,700	147
3SBio, Inc.*	355,000	439
51job, Inc. ADR*	8,571	667
AAC Technologies Holdings, Inc.	208,000	1,556
Addsino Co. Ltd., Class A	27,600	81
AECC Aero-Engine Control Co. Ltd., Class A	19,700	63
AECC Aviation Power Co. Ltd., Class A	45,500	375
Agile Group Holdings Ltd.	336,000	435
Agora, Inc. ADR*	13,681	574
Agricultural Bank of China Ltd., Class A	1,324,500	621
Agricultural Bank of China Ltd., Class H	7,395,367	2,568
Aier Eye Hospital Group Co. Ltd., Class A	91,215	1,002
Air China Ltd., Class A	107,800	130
Air China Ltd., Class H*	512,705	377
Airtac International Group	38,000	1,466
Akeso, Inc.*	81,000	654

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Alibaba Group Holding Ltd.*	4,356,480	$123,431
A-Living Smart City Services Co. Ltd.	162,500	809
Aluminum Corp. of China Ltd., Class A*	210,100	173
Aluminum Corp. of China Ltd., Class H*	1,137,435	673
Angel Yeast Co. Ltd., Class A	14,100	119
Anhui Conch Cement Co. Ltd., Class A	67,500	429
Anhui Conch Cement Co. Ltd., Class H	357,075	1,895
Anhui Gujing Distillery Co. Ltd., Class A	6,500	241
Anhui Gujing Distillery Co. Ltd., Class B	30,900	428
Anhui Honglu Steel Construction Group Co. Ltd., Class A	8,900	80
Anhui Kouzi Distillery Co. Ltd., Class A	9,600	101
ANTA Sports Products Ltd.	311,432	7,332
Apeloa Pharmaceutical Co. Ltd., Class A	20,200	92
Asymchem Laboratories Tianjin Co. Ltd., Class A	4,100	236
Autobio Diagnostics Co. Ltd., Class A	8,550	100
Autohome, Inc. ADR	19,570	1,252
Avary Holding Shenzhen Co. Ltd., Class A	25,400	141
Avic Aviation High-Technology Co. Ltd., Class A	23,500	112
AVIC Electromechanical Systems Co. Ltd., Class A	56,100	87
AVIC Industry-Finance Holdings Co. Ltd., Class A	127,300	76
AVIC Jonhon Optronic Technology Co. Ltd., Class A	18,200	223
AVIC Shenyang Aircraft Co. Ltd., Class A	28,000	261
AVIC Xi'an Aircraft Industry Group Co. Ltd., Class A	46,400	189
AviChina Industry & Technology Co. Ltd., Class H	740,313	490
AVICOPTER PLC, Class A	9,300	76
Baidu, Inc. ADR*	77,553	15,813
Bank of Beijing Co. Ltd., Class A	366,100	276
Bank of Chengdu Co. Ltd., Class A	70,400	138
Bank of China Ltd., Class A	627,000	299
Bank of China Ltd., Class H	22,834,652	8,197
Bank of Communications Co. Ltd., Class A	681,400	517
Bank of Communications Co. Ltd., Class H	2,555,117	1,716
Bank of Hangzhou Co. Ltd., Class A	102,020	233
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Bank of Jiangsu Co. Ltd., Class A	281,044	$309
Bank of Nanjing Co. Ltd., Class A	179,496	292
Bank of Ningbo Co. Ltd., Class A	103,500	624
Bank of Shanghai Co. Ltd., Class A	244,571	310
Baoshan Iron & Steel Co. Ltd., Class A	376,996	446
Baozun, Inc. ADR*	17,675	626
BBMG Corp., Class A	179,000	74
BeiGene Ltd. ADR*	13,183	4,524
Beijing BDStar Navigation Co. Ltd., Class A*	11,600	77
Beijing Capital International Airport Co. Ltd., Class H*	538,000	357
Beijing Dabeinong Technology Group Co. Ltd., Class A	76,900	81
Beijing E-Hualu Information Technology Co. Ltd., Class A	11,160	46
Beijing Enlight Media Co. Ltd., Class A	44,100	74
Beijing New Building Materials PLC, Class A	31,900	194
Beijing Originwater Technology Co. Ltd., Class A	80,900	92
Beijing Shiji Information Technology Co. Ltd., Class A	22,400	81
Beijing Shunxin Agriculture Co. Ltd., Class A	14,500	95
Beijing Sinnet Technology Co. Ltd., Class A	23,000	51
Beijing Tiantan Biological Products Corp. Ltd., Class A	24,240	128
Beijing United Information Technology Co. Ltd., Class A	5,900	91
Beijing Yanjing Brewery Co. Ltd., Class A	48,500	54
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,100	81
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	658,400	539
Betta Pharmaceuticals Co. Ltd., Class A	6,800	114
BGI Genomics Co. Ltd., Class A	7,800	143
Bilibili, Inc. ADR*	46,698	5,690
BOC International China Co. Ltd., Class A	30,800	98
BOE Technology Group Co. Ltd., Class A	579,500	560
Burning Rock Biotech Ltd. ADR*	12,281	362
BYD Co. Ltd., Class A	31,200	1,214

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
BYD Co. Ltd., Class H	226,199	$6,765
BYD Electronic International Co. Ltd.	192,500	1,264
By-health Co. Ltd., Class A	27,200	138
C&S Paper Co. Ltd., Class A	22,500	96
Caitong Securities Co. Ltd., Class A	61,700	100
CanSino Biologics, Inc., Class A*	1,522	183
CanSino Biologics, Inc., Class H*	22,600	1,201
CGN Power Co. Ltd., Class H	3,046,000	679
Chacha Food Co. Ltd., Class A	8,700	58
Changchun High & New Technology Industry Group, Inc., Class A	6,800	407
Changjiang Securities Co. Ltd., Class A	81,800	93
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,700	164
Chaozhou Three-Circle Group Co. Ltd., Class A	30,900	203
Chifeng Jilong Gold Mining Co. Ltd., Class A*	35,900	84
China Aerospace Times Electronics Co. Ltd., Class A	46,800	54
China Aoyuan Group Ltd.	373,000	315
China Avionics Systems Co. Ltd., Class A	25,200	65
China Bohai Bank Co. Ltd., Class H	678,000	234
China Cinda Asset Management Co. Ltd., Class H	2,530,000	482
China CITIC Bank Corp. Ltd., Class H	2,536,286	1,201
China Communications Services Corp. Ltd., Class H	735,035	367
China Conch Venture Holdings Ltd.	471,000	1,984
China Construction Bank Corp., Class A	172,000	177
China Construction Bank Corp., Class H	27,652,693	21,721
China CSSC Holdings Ltd., Class A*	73,600	188
China East Education Holdings Ltd.*	159,500	251
China Eastern Airlines Corp. Ltd., Class A	159,400	125
China Everbright Bank Co. Ltd., Class A	685,500	401
China Everbright Bank Co. Ltd., Class H	887,000	362
China Evergrande Group	561,411	732
China Feihe Ltd.	1,018,000	2,197
China Fortune Land Development Co. Ltd., Class A	70,850	57
China Galaxy Securities Co. Ltd., Class A	73,900	123
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
China Galaxy Securities Co. Ltd., Class H	1,049,500	$626
China Great Wall Securities Co. Ltd., Class A	38,900	67
China Greatwall Technology Group Co. Ltd., Class A	57,400	130
China Hongqiao Group Ltd.	647,000	877
China Huarong Asset Management Co. Ltd., Class H	2,851,000	375
China International Capital Corp. Ltd., Class A*	13,800	131
China International Capital Corp. Ltd., Class H	409,600	1,103
China Jushi Co. Ltd., Class A	67,322	162
China Lesso Group Holdings Ltd.	308,000	760
China Life Insurance Co. Ltd., Class A	47,800	251
China Life Insurance Co. Ltd., Class H	2,143,544	4,245
China Literature Ltd.*	115,800	1,288
China Longyuan Power Group Corp. Ltd., Class H	950,473	1,638
China Medical System Holdings Ltd.	389,000	1,025
China Meidong Auto Holdings Ltd.	158,000	862
China Merchants Bank Co. Ltd., Class A	352,879	2,960
China Merchants Bank Co. Ltd., Class H	1,126,933	9,616
China Merchants Energy Shipping Co. Ltd., Class A	140,040	100
China Merchants Property Operation & Service Co. Ltd., Class A	18,200	48
China Merchants Securities Co. Ltd., Class A	126,310	372
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	114,700	194
China Minsheng Banking Corp. Ltd., Class A	610,540	417
China Minsheng Banking Corp. Ltd., Class H	1,721,654	825
China Molybdenum Co. Ltd., Class A	293,400	234
China Molybdenum Co. Ltd., Class H	957,000	568
China National Building Material Co. Ltd., Class H	1,118,000	1,313
China National Chemical Engineering Co. Ltd., Class A	77,100	105
China National Medicines Corp. Ltd., Class A	12,900	66
China National Nuclear Power Co. Ltd., Class A	228,698	179

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
China National Software & Service Co. Ltd., Class A	9,200	$81
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	62,500	200
China Oilfield Services Ltd., Class H	524,757	471
China Pacific Insurance Group Co. Ltd., Class A	118,600	532
China Pacific Insurance Group Co. Ltd., Class H	760,537	2,392
China Petroleum & Chemical Corp., Class A	564,900	381
China Petroleum & Chemical Corp., Class H	6,940,628	3,520
China Railway Group Ltd., Class A	360,800	293
China Railway Group Ltd., Class H	1,145,827	598
China Railway Signal & Communication Corp. Ltd., Class A	110,341	97
China Resources Mixc Lifestyle Services Ltd.	98,400	674
China Resources Pharmaceutical Group Ltd.	415,000	259
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,100	87
China Shenhua Energy Co. Ltd., Class A	113,300	342
China Shenhua Energy Co. Ltd., Class H	982,636	1,926
China Shipbuilding Industry Co. Ltd., Class A*	392,600	250
China South Publishing & Media Group Co. Ltd., Class A	35,800	49
China Southern Airlines Co. Ltd., Class A*	176,800	165
China Southern Airlines Co. Ltd., Class H*	504,530	313
China State Construction Engineering Corp. Ltd., Class A	733,280	528
China Tourism Group Duty Free Corp. Ltd., Class A	33,400	1,552
China Tower Corp. Ltd., Class H	12,052,000	1,661
China TransInfo Technology Co. Ltd., Class A	27,400	71
China Vanke Co. Ltd., Class A	165,000	608
China Vanke Co. Ltd., Class H	494,072	1,546
China Yangtze Power Co. Ltd., Class A	393,800	1,258
China Yuhua Education Corp. Ltd.	426,000	386
China Zheshang Bank Co. Ltd., Class A	275,100	169
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Chindata Group Holdings Ltd. ADR*	24,364	$368
Chongqing Brewery Co. Ltd., Class A*	7,500	230
Chongqing Changan Automobile Co. Ltd., Class A*	74,400	303
Chongqing Fuling Zhacai Group Co. Ltd., Class A*	15,300	89
Chongqing Rural Commercial Bank Co. Ltd., Class A	136,800	84
Chongqing Rural Commercial Bank Co. Ltd., Class H	684,434	270
Chongqing Zhifei Biological Products Co. Ltd., Class A	27,400	792
CIFI Holdings Group Co. Ltd.	940,973	734
CITIC Ltd.	1,646,803	1,776
CITIC Securities Co. Ltd., Class A	195,900	756
CITIC Securities Co. Ltd., Class H	639,000	1,601
Contemporary Amperex Technology Co. Ltd., Class A	40,400	3,346
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	59,600	57
COSCO SHIPPING Holdings Co. Ltd., Class A*	171,600	812
COSCO SHIPPING Holdings Co. Ltd., Class H*	750,500	1,891
Country Garden Holdings Co. Ltd.	2,221,879	2,490
Country Garden Services Holdings Co. Ltd.	424,000	4,582
CSC Financial Co. Ltd., Class A	73,400	357
CSPC Pharmaceutical Group Ltd.	2,585,360	3,743
Daan Gene Co. Ltd., Class A	24,160	79
Dada Nexus Ltd. ADR*	16,875	490
Dali Foods Group Co. Ltd.	593,000	354
Daqo New Energy Corp. ADR*	14,873	967
DaShenLin Pharmaceutical Group Co. Ltd., Class A	15,120	120
DHC Software Co. Ltd., Class A	72,400	89
Dong-E-E-Jiao Co. Ltd., Class A	11,200	62
Dongfang Electric Corp. Ltd., Class A	60,600	103
Dongfeng Motor Group Co. Ltd., Class H	777,169	699
Dongxing Securities Co. Ltd., Class A	35,200	60
DouYu International Holdings Ltd. ADR*	27,952	191
East Money Information Co. Ltd., Class A	185,184	940
Ecovacs Robotics Co. Ltd., Class A	7,800	275

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
ENN Energy Holdings Ltd.	227,979	$4,340
ENN Natural Gas Co. Ltd., Class A	31,600	81
Eve Energy Co. Ltd., Class A	32,596	524
Ever Sunshine Lifestyle Services Group Ltd.	214,000	531
Everbright Securities Co. Ltd., Class A	65,098	180
Fangda Carbon New Material Co. Ltd., Class A	55,582	64
FAW Jiefang Group Co. Ltd., Class A*	49,000	82
Fiberhome Telecommunication Technologies Co. Ltd., Class A	23,200	67
Financial Street Holdings Co. Ltd., Class A	40,800	43
First Capital Securities Co. Ltd., Class A*	72,300	80
Flat Glass Group Co. Ltd., Class A	20,100	123
Flat Glass Group Co. Ltd., Class H	115,000	474
Focus Media Information Technology Co. Ltd., Class A	248,400	362
Foshan Haitian Flavouring & Food Co. Ltd., Class A	60,324	1,204
Fosun International Ltd.	734,365	1,056
Founder Securities Co. Ltd., Class A*	133,500	193
Foxconn Industrial Internet Co. Ltd., Class A	121,600	233
Fu Jian Anjoy Foods Co. Ltd., Class A*	4,100	161
Fujian Sunner Development Co. Ltd., Class A	25,600	95
Fuyao Glass Industry Group Co. Ltd., Class A	34,392	297
Fuyao Glass Industry Group Co. Ltd., Class H	177,200	1,248
Ganfeng Lithium Co. Ltd., Class A	18,800	353
Ganfeng Lithium Co. Ltd., Class H	74,600	1,115
Gaotu Techedu, Inc. ADR*	34,885	515
G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	107
GCL System Integration Technology Co. Ltd., Class A*	78,000	42
GDS Holdings Ltd. ADR*	26,051	2,045
GEM Co. Ltd., Class A	78,800	114
Gemdale Corp., Class A	77,700	123
Genscript Biotech Corp.	326,000	1,423
GF Securities Co. Ltd., Class A	98,593	231
GF Securities Co. Ltd., Class H	311,800	404
Giant Network Group Co. Ltd., Class A	39,100	80
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Gigadevice Semiconductor Beijing, Inc., Class A	10,780	$313
GoerTek, Inc., Class A	56,900	376
GOME Retail Holdings Ltd.*	3,522,970	454
Gotion High-tech Co. Ltd., Class A*	20,200	136
Great Wall Motor Co. Ltd., Class A	41,600	281
Great Wall Motor Co. Ltd., Class H	878,296	2,836
Greenland Holdings Corp. Ltd., Class A	152,500	129
Greentown China Holdings Ltd.	253,000	390
Greentown Service Group Co. Ltd.	414,000	643
GRG Banking Equipment Co. Ltd., Class A	41,400	83
Guangdong Haid Group Co. Ltd., Class A*	27,200	344
Guangdong Hongda Blasting Co. Ltd., Class A	12,100	52
Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,400	192
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	11,200	46
Guanghui Energy Co. Ltd., Class A*	102,200	53
Guangzhou Automobile Group Co. Ltd., Class H	843,664	757
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	21,900	115
Guangzhou Haige Communications Group, Inc. Co., Class A	35,000	51
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	173
Guangzhou R&F Properties Co. Ltd., Class H	485,214	554
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,900	229
Guangzhou Tinci Materials Technology Co. Ltd., Class A	19,040	314
Guangzhou Wondfo Biotech Co. Ltd., Class A	7,670	77
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A*	45,900	90
Guolian Securities Co. Ltd., Class A	33,300	79
Guosen Securities Co. Ltd., Class A	104,800	174
Guotai Junan Securities Co. Ltd., Class A	129,400	343
Guoyuan Securities Co. Ltd., Class A	79,560	98
Haidilao International Holding Ltd.	302,000	1,591

NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Haier Smart Home Co. Ltd., Class A	115,397	$463
Haier Smart Home Co. Ltd., Class H*	563,400	1,967
Haitian International Holdings Ltd.	180,000	604
Haitong Securities Co. Ltd., Class A	166,200	296
Haitong Securities Co. Ltd., Class H	818,433	717
Hang Zhou Great Star Industrial Co. Ltd., Class A*	19,900	105
Hangzhou First Applied Material Co. Ltd., Class A	15,060	245
Hangzhou Oxygen Plant Group Co. Ltd., Class A	16,400	88
Hangzhou Robam Appliances Co. Ltd., Class A	16,300	117
Hangzhou Silan Microelectronics Co. Ltd., Class A	22,900	200
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,400	192
Hangzhou Tigermed Consulting Co. Ltd., Class H	35,900	842
Hansoh Pharmaceutical Group Co. Ltd.	340,000	1,485
Hefei Meiya Optoelectronic Technology, Inc., Class A	9,700	84
Heilongjiang Agriculture Co. Ltd., Class A	30,600	71
Henan Shuanghui Investment & Development Co. Ltd., Class A	49,100	242
Hengan International Group Co. Ltd.	187,898	1,258
Hengli Petrochemical Co. Ltd., Class A	99,660	405
HengTen Networks Group Ltd.*	788,000	630
Hengyi Petrochemical Co. Ltd., Class A*	57,330	106
Hesteel Co. Ltd., Class A*	142,400	54
Hithink RoyalFlush Information Network Co. Ltd., Class A	9,300	162
Hongfa Technology Co. Ltd., Class A	12,800	124
Hua Hong Semiconductor Ltd.*	153,000	842
Huaan Securities Co. Ltd., Class A	80,990	70
Huadian Power International Corp. Ltd., Class A	121,800	65
Huadong Medicine Co. Ltd., Class A	32,720	233
Huafon Chemical Co. Ltd., Class A	78,500	173
Huagong Tech Co. Ltd., Class A	17,300	63
Hualan Biological Engineering, Inc., Class A	34,070	193
Huaneng Power International, Inc., Class A	126,200	82
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Huaneng Power International, Inc., Class H	1,080,501	$423
Huatai Securities Co. Ltd., Class A	126,600	310
Huatai Securities Co. Ltd., Class H	446,600	656
Huaxi Securities Co. Ltd., Class A	45,200	67
Huaxia Bank Co. Ltd., Class A	206,490	198
Huaxin Cement Co. Ltd., Class A	23,400	64
Huayu Automotive Systems Co. Ltd., Class A	54,500	222
Huazhu Group Ltd. ADR*	51,607	2,725
Hubei Biocause Pharmaceutical Co. Ltd., Class A	71,100	40
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,900	135
Humanwell Healthcare Group Co. Ltd., Class A	29,700	130
Hunan Valin Steel Co. Ltd., Class A	105,500	108
Hundsun Technologies, Inc., Class A	18,135	262
HUYA, Inc. ADR*	22,142	391
Iflytek Co. Ltd., Class A	39,900	417
I-Mab ADR*	9,233	775
Industrial & Commercial Bank of China Ltd., Class A	1,082,600	866
Industrial & Commercial Bank of China Ltd., Class H	16,227,023	9,520
Industrial Bank Co. Ltd., Class A	355,300	1,129
Industrial Securities Co. Ltd., Class A	128,600	192
Ingenic Semiconductor Co. Ltd., Class A	7,600	119
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	873,200	210
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	131,000	103
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	109,900	627
Innovent Biologics, Inc.*	336,000	3,919
Inspur Electronic Information Industry Co. Ltd., Class A	29,456	128
Intco Medical Technology Co. Ltd., Class A	5,900	114
iQIYI, Inc. ADR*	81,803	1,274
JA Solar Technology Co. Ltd., Class A*	17,900	136
Jafron Biomedical Co. Ltd., Class A	13,500	180
Jason Furniture Hangzhou Co. Ltd., Class A	10,600	127
JCET Group Co. Ltd., Class A*	27,100	158

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
JD Health International, Inc.*	84,450	$1,211
JD.com, Inc. ADR*	248,761	19,854
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	42,400	41
Jiangsu Eastern Shenghong Co. Ltd., Class A	54,800	177
Jiangsu Expressway Co. Ltd., Class H	344,000	389
Jiangsu Hengli Hydraulic Co. Ltd., Class A	21,868	291
Jiangsu Hengrui Medicine Co. Ltd., Class A	108,585	1,142
Jiangsu King's Luck Brewery JSC Ltd., Class A	24,100	202
Jiangsu Shagang Co. Ltd., Class A	28,700	48
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	26,700	856
Jiangsu Yangnong Chemical Co. Ltd., Class A	5,300	92
Jiangsu Yoke Technology Co. Ltd., Class A	7,700	97
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,800	117
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	79,600	73
Jiangsu Zhongtian Technology Co. Ltd., Class A	52,400	81
Jiangxi Copper Co. Ltd., Class A	33,099	115
Jiangxi Copper Co. Ltd., Class H	318,000	651
Jiangxi Zhengbang Technology Co. Ltd., Class A	52,600	97
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	20,000	48
Jinke Properties Group Co. Ltd., Class A	89,000	80
Jinxin Fertility Group Ltd.	356,000	899
JiuGui Liquor Co. Ltd., Class A	5,500	218
Jiumaojiu International Holdings Ltd.	208,000	851
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,700	74
Joinn Laboratories China Co. Ltd., Class A	3,800	108
Jointown Pharmaceutical Group Co. Ltd., Class A	23,300	55
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	15,400	100
Joyoung Co. Ltd., Class A*	13,200	66
JOYY, Inc. ADR	16,591	1,094
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Juewei Food Co. Ltd., Class A	11,600	$151
Kaisa Group Holdings Ltd.*	808,000	306
KE Holdings, Inc. ADR*	102,308	4,878
Kingdee International Software Group Co. Ltd.*	751,000	2,544
Kingfa Sci & Tech Co. Ltd., Class A	43,600	141
Kingsoft Cloud Holdings Ltd. ADR*	15,374	522
Kingsoft Corp. Ltd.	273,903	1,637
Kuaishou Technology*	77,400	1,942
Kuang-Chi Technologies Co. Ltd., Class A*	35,800	115
Kunlun Tech Co. Ltd., Class A	19,700	50
Kweichow Moutai Co. Ltd., Class A	21,695	6,909
KWG Group Holdings Ltd.	378,500	507
Lakala Payment Co. Ltd., Class A	20,200	88
Laobaixing Pharmacy Chain JSC, Class A	7,840	64
Lenovo Group Ltd.	2,060,000	2,369
Lens Technology Co. Ltd., Class A	86,300	393
Leo Group Co. Ltd., Class A	116,300	42
Lepu Medical Technology Beijing Co. Ltd., Class A	32,100	160
Leyard Optoelectronic Co. Ltd., Class A	43,700	53
Li Auto, Inc. ADR*	135,998	4,752
Li Ning Co. Ltd.	645,500	7,882
Liaoning Cheng Da Co. Ltd., Class A	26,300	85
Lingyi iTech Guangdong Co., Class A	118,000	168
Livzon Pharmaceutical Group, Inc., Class A	10,600	82
Logan Group Co. Ltd.	383,000	573
Lomon Billions Group Co. Ltd., Class A	43,700	234
Longfor Group Holdings Ltd.	523,731	2,934
LONGi Green Energy Technology Co. Ltd., Class A	90,422	1,242
Lufax Holding Ltd. ADR*	48,572	549
Luxi Chemical Group Co. Ltd., Class A	31,300	91
Luxshare Precision Industry Co. Ltd., Class A	126,605	899
Luzhou Laojiao Co. Ltd., Class A	25,100	917
Maccura Biotechnology Co. Ltd., Class A	12,500	81
Mango Excellent Media Co. Ltd., Class A	29,570	314
Maxscend Microelectronics Co. Ltd., Class A	5,700	473

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	74,176	$105
Meituan, Class B*	1,037,400	42,846
Metallurgical Corp. of China Ltd., Class A	307,400	142
Microport Scientific Corp.	181,000	1,624
Midea Group Co. Ltd., Class A	60,200	666
Ming Yang Smart Energy Group Ltd., Class A	32,200	81
Ming Yuan Cloud Group Holdings Ltd.*	109,000	540
Minth Group Ltd.	216,000	1,027
Momo, Inc. ADR	46,604	713
Montage Technology Co. Ltd., Class A	12,199	118
Muyuan Foods Co. Ltd., Class A	89,678	844
NanJi E-Commerce Co. Ltd., Class A	42,000	63
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	16,080	104
Nanjing Securities Co. Ltd., Class A	54,800	89
NARI Technology Co. Ltd., Class A	95,502	344
NAURA Technology Group Co. Ltd., Class A	8,500	365
NavInfo Co. Ltd., Class A	33,500	76
NetEase, Inc. ADR	115,793	13,345
New China Life Insurance Co. Ltd., Class A	35,900	255
New China Life Insurance Co. Ltd., Class H	256,652	876
New Hope Liuhe Co. Ltd., Class A*	72,400	164
New Oriental Education & Technology Group, Inc. ADR*	443,860	3,635
Ninestar Corp., Class A	20,400	102
Ningbo Joyson Electronic Corp., Class A	21,800	86
Ningbo Tuopu Group Co. Ltd., Class A	18,100	105
Ningxia Baofeng Energy Group Co. Ltd., Class A	103,300	219
NIO, Inc. ADR*	371,783	19,779
Noah Holdings Ltd. ADR*	9,530	450
Nongfu Spring Co. Ltd., Class H	115,000	577
Northeast Securities Co. Ltd., Class A	40,300	53
Offcn Education Technology Co. Ltd., Class A*	37,500	121
Offshore Oil Engineering Co. Ltd., Class A	50,500	35
OFILM Group Co. Ltd., Class A	45,000	62
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
OneConnect Financial Technology Co. Ltd. ADR*	32,950	$396
Oppein Home Group, Inc., Class A	8,620	189
Orient Securities Co. Ltd., Class A	102,687	159
Ovctek China, Inc., Class A	16,100	258
Pacific Securities (The) Co. Ltd., Class A*	117,300	61
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	131,000	46
People's Insurance Co. Group of China (The) Ltd., Class A	103,700	95
People's Insurance Co. Group of China (The) Ltd., Class H	2,400,535	801
Perfect World Co. Ltd., Class A	33,450	124
PetroChina Co. Ltd., Class A	371,700	305
PetroChina Co. Ltd., Class H	6,087,438	2,979
Pharmaron Beijing Co. Ltd., Class A	11,300	380
Pharmaron Beijing Co. Ltd., Class H	38,200	1,018
PICC Property & Casualty Co. Ltd., Class H	1,995,359	1,745
Pinduoduo, Inc. ADR*	126,152	16,024
Ping An Bank Co. Ltd., Class A	332,700	1,165
Ping An Healthcare and Technology Co. Ltd.*	130,200	1,622
Ping An Insurance Group Co. of China Ltd., Class A	191,735	1,908
Ping An Insurance Group Co. of China Ltd., Class H	1,816,906	17,738
Poly Developments and Holdings Group Co. Ltd., Class A*	205,400	383
Poly Property Services Co. Ltd., Class H	32,400	220
Postal Savings Bank of China Co. Ltd., Class A	454,300	353
Postal Savings Bank of China Co. Ltd., Class H	2,262,000	1,524
Power Construction Corp. of China Ltd., Class A	278,300	167
Powerlong Real Estate Holdings Ltd.	410,000	352
Proya Cosmetics Co. Ltd., Class A	3,400	103
Qianhe Condiment and Food Co. Ltd., Class A	16,920	69
Qingdao Rural Commercial Bank Corp., Class A	80,300	53
Raytron Technology Co. Ltd., Class A	7,223	112
RiseSun Real Estate Development Co. Ltd., Class A	74,300	65

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Riyue Heavy Industry Co. Ltd., Class A	15,700	$66
RLX Technology, Inc. ADR*	37,375	326
Rongsheng Petro Chemical Co. Ltd., Class A	172,500	461
SAIC Motor Corp. Ltd., Class A	134,193	456
Sailun Group Co. Ltd., Class A	51,700	80
Sanan Optoelectronics Co. Ltd., Class A	78,600	390
Sangfor Technologies, Inc., Class A	6,700	269
Sany Heavy Equipment International Holdings Co. Ltd.	311,000	315
Sany Heavy Industry Co. Ltd., Class A	144,500	650
SDIC Capital Co. Ltd., Class A	102,752	135
SDIC Power Holdings Co. Ltd., Class A	114,300	170
Sealand Securities Co. Ltd., Class A	95,440	63
Seazen Group Ltd.*	624,000	591
Seazen Holdings Co. Ltd., Class A	38,194	246
SF Holding Co. Ltd., Class A	77,600	813
SG Micro Corp., Class A	3,900	153
Shaanxi Coal Industry Co. Ltd., Class A	180,700	332
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	19,856	69
Shandong Gold Mining Co. Ltd., Class A	60,137	179
Shandong Gold Mining Co. Ltd., Class H	172,500	306
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	36,140	173
Shandong Linglong Tyre Co. Ltd., Class A	27,700	188
Shandong Nanshan Aluminum Co. Ltd., Class A	188,800	105
Shandong Pharmaceutical Glass Co. Ltd., Class A	14,900	78
Shandong Sinocera Functional Material Co. Ltd., Class A	12,800	96
Shandong Sinocera Functional Material Co. Ltd., Class A (Shenzhen-HongKong Exchange)	6,000	45
Shandong Sun Paper Industry JSC Ltd., Class A	53,800	111
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	712,116	1,662
Shanghai Bailian Group Co. Ltd., Class A	27,100	85
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	12,600	185
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Shanghai Baosight Software Co. Ltd., Class A	22,100	$174
Shanghai Construction Group Co. Ltd., Class A	174,100	74
Shanghai Electric Group Co. Ltd., Class A*	161,200	106
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	35,500	396
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	140,500	1,135
Shanghai International Airport Co. Ltd., Class A	15,800	118
Shanghai International Port Group Co. Ltd., Class A	195,000	144
Shanghai Jahwa United Co. Ltd., Class A	11,500	107
Shanghai Jinjiang International Hotels Co. Ltd., Class A	13,800	122
Shanghai Lingang Holdings Corp. Ltd., Class A	20,880	58
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	305,401	284
Shanghai M&G Stationery, Inc., Class A	15,800	207
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	29,500	96
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	230,447	501
Shanghai Pudong Development Bank Co. Ltd., Class A	499,492	773
Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,480	243
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	110
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	54,500	98
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	23,500	66
Shanxi Coking Coal Energy Group Co. Ltd., Class A	56,420	73
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	54,400	100
Shanxi Meijin Energy Co. Ltd., Class A*	81,300	95
Shanxi Securities Co. Ltd., Class A	48,230	50
Shanxi Taigang Stainless Steel Co. Ltd., Class A	91,300	106
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	14,900	1,034

NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Shenergy Co. Ltd., Class A	111,400	$106
Shenghe Resources Holding Co. Ltd., Class A*	30,200	81
Shengyi Technology Co. Ltd., Class A	41,800	151
Shennan Circuits Co. Ltd., Class A	9,380	161
Shenwan Hongyuan Group Co. Ltd., Class A	387,900	281
Shenzhen Capchem Technology Co. Ltd., Class A	7,200	112
Shenzhen Energy Group Co. Ltd., Class A	63,055	89
Shenzhen Goodix Technology Co. Ltd., Class A	7,700	154
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	13,800	34
Shenzhen Inovance Technology Co. Ltd., Class A	43,800	504
Shenzhen Kaifa Technology Co. Ltd., Class A	31,600	94
Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,500	265
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	20,800	1,546
Shenzhen MTC Co. Ltd., Class A*	77,000	72
Shenzhen Overseas Chinese Town Co. Ltd., Class A	154,400	178
Shenzhen S.C. New Energy Technology Corp., Class A	5,300	95
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	18,000	92
Shenzhen Sunlord Electronics Co. Ltd., Class A	13,700	82
Shenzhen Sunway Communication Co. Ltd., Class A	15,400	74
Shenzhou International Group Holdings Ltd.	238,200	6,016
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	19,100	86
Shimao Services Holdings Ltd.	169,000	584
Sichuan Chuantou Energy Co. Ltd., Class A	83,800	160
Sichuan Kelun Pharmaceutical Co. Ltd., Class A*	29,000	90
Sichuan Road & Bridge Co. Ltd., Class A	82,000	80
Sichuan Swellfun Co. Ltd., Class A	8,400	164
Silergy Corp.	23,000	3,129
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Sinolink Securities Co. Ltd., Class A	48,400	$95
Sinoma Science & Technology Co. Ltd., Class A	37,400	152
Sinopec Shanghai Petrochemical Co. Ltd., Class A	144,100	84
Sinopharm Group Co. Ltd., Class H	385,114	1,146
Sinotrans Ltd., Class A	75,400	59
Sinotruk Hong Kong Ltd.	194,500	417
Skshu Paint Co. Ltd., Class A	6,300	172
Smoore International Holdings Ltd.	338,000	1,873
Songcheng Performance Development Co. Ltd., Class A	43,200	112
SooChow Securities Co. Ltd., Class A	67,110	87
Southwest Securities Co. Ltd., Class A	131,700	99
Spring Airlines Co. Ltd., Class A	14,200	125
Sunac China Holdings Ltd.	739,000	2,537
Sunac Services Holdings Ltd.	178,000	661
Sungrow Power Supply Co. Ltd., Class A	24,700	440
Suning.com Co. Ltd., Class A	149,100	129
Sunny Optical Technology Group Co. Ltd.	205,825	6,488
Sunwoda Electronic Co. Ltd., Class A	28,500	144
Suofeiya Home Collection Co. Ltd., Class A	5,700	21
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	30,300	98
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	45,900	56
Suzhou Maxwell Technologies Co. Ltd., Class A	1,800	127
TAL Education Group ADR*	118,832	2,998
Tangshan Jidong Cement Co. Ltd., Class A	23,200	44
TBEA Co. Ltd., Class A	69,000	137
TCL Technology Group Corp., Class A	244,900	290
Tencent Holdings Ltd.	1,655,289	124,509
Tencent Music Entertainment Group ADR*	190,490	2,949
Thunder Software Technology Co. Ltd., Class A	7,200	175
Tianfeng Securities Co. Ltd., Class A	141,800	107
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,200	68
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	55,900	334

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Tianma Microelectronics Co. Ltd., Class A*	51,500	$113
Tianshui Huatian Technology Co. Ltd., Class A	57,200	136
Tingyi Cayman Islands Holding Corp.	564,435	1,127
Toly Bread Co. Ltd., Class A	12,880	62
Tongcheng-Elong Holdings Ltd.*	278,400	697
TongFu Microelectronics Co. Ltd., Class A	22,400	83
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	44,400	82
Tongkun Group Co. Ltd., Class A	41,600	155
Tongling Nonferrous Metals Group Co. Ltd., Class A	218,400	92
Tongwei Co. Ltd., Class A	79,000	529
Topchoice Medical Corp., Class A*	5,400	344
Topsec Technologies Group, Inc., Class A*	19,900	61
Topsports International Holdings Ltd.	438,000	718
Transfar Zhilian Co. Ltd., Class A	41,000	49
TravelSky Technology Ltd., Class H	275,000	594
Trip.com Group Ltd. ADR*	145,744	5,168
Tsingtao Brewery Co. Ltd., Class A	12,800	229
Tsingtao Brewery Co. Ltd., Class H	151,767	1,633
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,400	248
Uni-President China Holdings Ltd.	383,000	423
Unisplendour Corp. Ltd., Class A	48,048	163
Universal Scientific Industrial Shanghai Co. Ltd., Class A	27,800	72
Up Fintech Holding Ltd. ADR*	22,493	652
Venus MedTech Hangzhou, Inc., Class H*	61,500	513
Vipshop Holdings Ltd. ADR*	127,479	2,560
Walvax Biotechnology Co. Ltd., Class A	27,100	259
Wangfujing Group Co. Ltd., Class A	13,600	61
Wanhua Chemical Group Co. Ltd., Class A	53,600	903
Want Want China Holdings Ltd.	1,411,870	1,000
Weibo Corp. ADR*	17,775	935
Weichai Power Co. Ltd., Class A	101,700	281
Weichai Power Co. Ltd., Class H	571,812	1,271
Weifu High-Technology Group Co. Ltd., Class A	13,000	42
Weihai Guangwei Composites Co. Ltd., Class A	8,900	105
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Weimob, Inc.*	493,000	$1,082
Wens Foodstuffs Group Co. Ltd., Class A	109,700	244
Western Securities Co. Ltd., Class A	61,100	78
Will Semiconductor Co. Ltd. Shanghai, Class A	14,800	738
Wingtech Technology Co. Ltd., Class A	22,200	333
Winning Health Technology Group Co. Ltd., Class A	43,030	108
Wuchan Zhongda Group Co. Ltd., Class A	67,000	82
Wuhan Guide Infrared Co. Ltd., Class A	41,174	176
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	36,500	136
Wuhu Token Science Co. Ltd., Class A	42,000	54
Wuliangye Yibin Co. Ltd., Class A	67,300	3,104
WUS Printed Circuit Kunshan Co. Ltd., Class A*	33,800	81
WuXi AppTec Co. Ltd., Class A	43,992	1,067
WuXi AppTec Co. Ltd., Class H	98,011	2,289
Wuxi Biologics Cayman, Inc.*	969,500	17,770
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	12,480	116
Wuxi Shangji Automation Co. Ltd., Class A	4,700	130
XCMG Construction Machinery Co. Ltd., Class A	164,200	162
Xiamen C & D, Inc., Class A	45,000	56
Xiamen Intretech, Inc., Class A	13,260	80
Xiamen Tungsten Co. Ltd., Class A	24,200	78
Xiaomi Corp., Class B*	4,129,800	14,377
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	63,800	120
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	219,836	344
Xinyi Solar Holdings Ltd.	1,381,879	2,983
XPeng, Inc. ADR*	93,249	4,142
Yadea Group Holdings Ltd.	342,000	736
Yango Group Co. Ltd., Class A	95,800	77
Yantai Eddie Precision Machinery Co. Ltd., Class A	14,140	94
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,100	119
Yanzhou Coal Mining Co. Ltd., Class A	39,100	93
Yanzhou Coal Mining Co. Ltd., Class H	441,138	593

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Yealink Network Technology Corp. Ltd., Class A	14,400	$187
Yifan Pharmaceutical Co. Ltd., Class A	21,200	57
Yifeng Pharmacy Chain Co. Ltd., Class A	13,156	114
Yihai International Holding Ltd.*	134,000	900
Yihai Kerry Arawana Holdings Co. Ltd., Class A	21,600	284
Yintai Gold Co. Ltd., Class A	71,900	106
Yixintang Pharmaceutical Group Co. Ltd., Class A	9,500	49
Yonghui Superstores Co. Ltd., Class A	165,300	121
Yonyou Network Technology Co. Ltd., Class A	62,835	324
Youngor Group Co. Ltd., Class A	86,300	88
YTO Express Group Co. Ltd., Class A	54,800	85
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	19,100	47
Yum China Holdings, Inc.	121,153	8,026
Yunda Holding Co. Ltd., Class A	41,450	87
Yunnan Aluminium Co. Ltd., Class A*	53,200	99
Yunnan Baiyao Group Co. Ltd., Class A	21,500	385
Yunnan Energy New Material Co. Ltd., Class A	14,200	515
Yutong Bus Co. Ltd., Class A	43,300	84
Zai Lab Ltd. ADR*	21,771	3,853
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,393	721
Zhaojin Mining Industry Co. Ltd., Class H	323,000	307
Zhefu Holding Group Co. Ltd., Class A	87,100	67
Zhejiang Century Huatong Group Co. Ltd., Class A*	145,460	145
Zhejiang China Commodities City Group Co. Ltd., Class A	91,300	73
Zhejiang Chint Electrics Co. Ltd., Class A*	36,494	189
Zhejiang Dahua Technology Co. Ltd., Class A	48,500	158
Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	76
Zhejiang Expressway Co. Ltd., Class H	397,294	353
Zhejiang HangKe Technology, Inc. Co., Class A	6,423	85
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	75
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 34.7%continued
Zhejiang Huayou Cobalt Co. Ltd., Class A	21,350	$378
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	22,000	172
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	14,000	105
Zhejiang Juhua Co. Ltd., Class A	47,200	65
Zhejiang Longsheng Group Co. Ltd., Class A	50,800	108
Zhejiang NHU Co. Ltd., Class A	44,040	196
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	60,920	226
Zhejiang Satellite Petrochemical Co. Ltd., Class A	29,540	179
Zhejiang Semir Garment Co. Ltd., Class A	38,700	72
Zhejiang Supor Co. Ltd., Class A	9,400	93
Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,000	86
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	10,100	100
Zhenro Properties Group Ltd.	363,000	203
Zheshang Securities Co. Ltd., Class A*	76,400	155
ZhongAn Online P&C Insurance Co. Ltd., Class H*	141,200	799
Zhongji Innolight Co. Ltd., Class A	15,400	92
Zhongjin Gold Corp. Ltd., Class A	83,400	112
Zhongsheng Group Holdings Ltd.	162,500	1,352
Zhongtian Financial Group Co. Ltd., Class A*	120,600	51
Zhuzhou CRRC Times Electric Co. Ltd., Class H*	158,174	935
Zhuzhou Kibing Group Co. Ltd., Class A	46,600	134
Zijin Mining Group Co. Ltd., Class A	342,100	514
Zijin Mining Group Co. Ltd., Class H	1,650,162	2,219
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	160
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	392,400	411
ZTE Corp., Class A	67,500	347
ZTE Corp., Class H	228,317	712
ZTO Express Cayman, Inc. ADR	126,917	3,852
		879,502
Colombia – 0.1%
Bancolombia S.A.	72,621	511

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Colombia – 0.1%continued
Ecopetrol S.A.	1,398,378	$1,014
Grupo de Inversiones Suramericana S.A.	67,303	332
Interconexion Electrica S.A. ESP	129,123	762
		2,619
Czech Republic – 0.1%
CEZ A.S.	46,334	1,375
Komercni banka A.S.*	22,593	795
Moneta Money Bank A.S.*	104,195	396
		2,566
Egypt – 0.1%
Commercial International Bank Egypt S.A.E.*	350,932	1,166
Eastern Co. S.A.E.	290,572	219
Fawry for Banking & Payment Technology Services S.A.E.*	144,246	175
		1,560
Greece – 0.1%
Eurobank Ergasias Services and Holdings S.A.*	736,690	743
FF Group(2) *	18,664	—
Hellenic Telecommunications Organization S.A.	64,232	1,078
JUMBO S.A.	30,173	508
OPAP S.A.	58,955	889
		3,218
Hong Kong – 2.1%
Alibaba Health Information Technology Ltd.*	1,150,000	2,551
Alibaba Pictures Group Ltd.*	3,380,000	470
Beijing Enterprises Holdings Ltd.	148,771	528
Beijing Enterprises Water Group Ltd.*	1,305,886	494
Bosideng International Holdings Ltd.	908,000	649
Brilliance China Automotive Holdings Ltd.	869,944	542
China Education Group Holdings Ltd.	240,000	535
China Everbright Environment Group Ltd.	1,015,629	576
China Everbright Ltd.	283,110	333
China Gas Holdings Ltd.	887,895	2,709
China Huishan Dairy Investments HK Ltd.(2) *	1,922,380	—
China Jinmao Holdings Group Ltd.	1,715,791	575
China Mengniu Dairy Co. Ltd.*	910,870	5,508
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Hong Kong – 2.1%continued
China Merchants Port Holdings Co. Ltd.	400,329	$585
China Overseas Land & Investment Ltd.	1,102,195	2,504
China Overseas Property Holdings Ltd.	375,000	401
China Power International Development Ltd.	1,219,000	267
China Resources Beer Holdings Co. Ltd.	420,948	3,777
China Resources Cement Holdings Ltd.	706,000	671
China Resources Gas Group Ltd.	261,958	1,572
China Resources Land Ltd.	923,432	3,741
China Resources Power Holdings Co. Ltd.	577,735	789
China State Construction International Holdings Ltd.	565,600	386
China Taiping Insurance Holdings Co. Ltd.	464,304	773
China Traditional Chinese Medicine Holdings Co. Ltd.*	798,000	545
China Youzan Ltd.*	3,936,000	750
COSCO SHIPPING Ports Ltd.	556,821	435
Far East Horizon Ltd.	472,000	493
Geely Automobile Holdings Ltd.	1,696,641	5,328
Guangdong Investment Ltd.	860,514	1,237
Hopson Development Holdings Ltd.	186,000	853
Hutchmed China Ltd. ADR*	20,420	802
Kingboard Holdings Ltd.	189,000	1,049
Kingboard Laminates Holdings Ltd.	267,000	598
Kunlun Energy Co. Ltd.	1,113,230	1,027
Lee & Man Paper Manufacturing Ltd.	362,000	276
Nine Dragons Paper Holdings Ltd.	467,923	600
Perennial Energy Holdings Ltd.	225,000	53
Shanghai Industrial Urban Development Group Ltd.(3)	1	—
Shenzhen International Holdings Ltd.	378,774	524
Shenzhen Investment Ltd.	818,200	252
Shimao Group Holdings Ltd.	354,903	870
Sino Biopharmaceutical Ltd.	2,989,750	2,934
SSY Group Ltd.	440,000	393
Sun Art Retail Group Ltd.*	568,000	423
Vinda International Holdings Ltd.	103,000	317
Wharf Holdings (The) Ltd.	391,000	1,491
Yuexiu Property Co. Ltd.	399,600	421
		52,607
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC*	115,314	918

NORTHERN FUNDS QUARTERLY REPORT     13    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Hungary – 0.2%continued
OTP Bank Nyrt.*	64,739	$3,486
Richter Gedeon Nyrt.	40,672	1,083
		5,487
India – 9.7%
ACC Ltd.	22,187	602
Adani Enterprises Ltd.	78,405	1,592
Adani Green Energy Ltd.*	111,467	1,688
Adani Ports & Special Economic Zone Ltd.	143,986	1,365
Adani Total Gas Ltd.	78,372	1,078
Adani Transmission Ltd.*	78,383	1,118
Ambuja Cements Ltd.	199,447	915
Apollo Hospitals Enterprise Ltd.	28,554	1,392
Asian Paints Ltd.	110,604	4,456
Aurobindo Pharma Ltd.	83,920	1,090
Avenue Supermarts Ltd.*	46,078	2,074
Axis Bank Ltd.*	653,565	6,591
Bajaj Auto Ltd.*	19,663	1,094
Bajaj Finance Ltd.*	77,895	6,310
Bajaj Finserv Ltd.*	10,903	1,779
Balkrishna Industries Ltd.	24,758	746
Bandhan Bank Ltd.*	182,684	812
Berger Paints India Ltd.	69,548	754
Bharat Electronics Ltd.	346,525	833
Bharat Forge Ltd.*	64,960	666
Bharat Petroleum Corp. Ltd.	241,474	1,522
Bharti Airtel Ltd.	706,320	4,997
Biocon Ltd.*	124,870	680
Britannia Industries Ltd.	31,203	1,533
Cholamandalam Investment and Finance Co. Ltd.	116,649	806
Cipla Ltd.*	137,315	1,796
Coal India Ltd.	433,052	855
Colgate-Palmolive India Ltd.	36,500	828
Container Corp. of India Ltd.	68,336	642
Dabur India Ltd.	174,296	1,334
Divi's Laboratories Ltd.*	38,401	2,278
DLF Ltd.	187,496	710
Dr. Reddy's Laboratories Ltd.	33,077	2,415
Eicher Motors Ltd.*	38,735	1,394
GAIL India Ltd.	453,020	913
Godrej Consumer Products Ltd.*	101,782	1,192
Grasim Industries Ltd.	75,122	1,517
Havells India Ltd.	62,108	821
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
India – 9.7%continued
HCL Technologies Ltd.	313,018	$4,144
HDFC Asset Management Co. Ltd.	15,813	621
HDFC Life Insurance Co. Ltd.	230,162	2,127
Hero MotoCorp Ltd.	34,994	1,368
Hindalco Industries Ltd.	457,315	2,292
Hindustan Petroleum Corp. Ltd.	192,249	759
Hindustan Unilever Ltd.	236,648	7,875
Housing Development Finance Corp. Ltd.	492,852	16,444
ICICI Bank Ltd.*	1,473,323	12,527
ICICI Lombard General Insurance Co. Ltd.	63,339	1,337
ICICI Prudential Life Insurance Co. Ltd.	104,603	863
Indian Oil Corp. Ltd.	541,627	787
Indraprastha Gas Ltd.	78,218	588
Indus Towers Ltd.	188,910	608
Info Edge India Ltd.	22,011	1,457
Infosys Ltd.	980,423	20,692
InterGlobe Aviation Ltd.*	28,983	669
Ipca Laboratories Ltd.	20,092	548
ITC Ltd.	850,176	2,320
JSW Steel Ltd.	239,866	2,212
Jubilant Foodworks Ltd.*	23,270	965
Kotak Mahindra Bank Ltd.*	160,117	3,678
Larsen & Toubro Infotech Ltd.	15,043	825
Larsen & Toubro Ltd.	198,399	4,010
Lupin Ltd.	63,872	988
Mahindra & Mahindra Ltd.	252,204	2,641
Marico Ltd.	146,300	1,045
Maruti Suzuki India Ltd.	39,367	3,985
Motherson Sumi Systems Ltd.*	363,887	1,186
MRF Ltd.	561	605
Muthoot Finance Ltd.	33,963	678
Nestle India Ltd.	9,570	2,271
NTPC Ltd.	1,398,008	2,192
Oil & Natural Gas Corp. Ltd.	716,116	1,139
Page Industries Ltd.	1,655	658
Petronet LNG Ltd.	209,050	636
PI Industries Ltd.	23,608	926
Pidilite Industries Ltd.*	43,575	1,263
Piramal Enterprises Ltd.	30,251	978
Power Grid Corp. of India Ltd.	679,942	2,126
REC Ltd.	248,844	498
Reliance Industries Ltd.	820,427	23,332

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
India – 9.7%continued
SBI Cards & Payment Services Ltd.*	53,451	$699
SBI Life Insurance Co. Ltd.	128,468	1,745
Shree Cement Ltd.*	3,066	1,136
Shriram Transport Finance Co. Ltd.	58,125	1,052
Siemens Ltd.	20,440	556
State Bank of India	516,278	2,917
Sun Pharmaceutical Industries Ltd.	242,509	2,205
Tata Consultancy Services Ltd.	266,092	11,989
Tata Consumer Products Ltd.	170,011	1,726
Tata Motors Ltd.*	473,098	2,165
Tata Steel Ltd.	179,261	2,821
Tech Mahindra Ltd.	182,137	2,686
Titan Co. Ltd.	102,556	2,392
Torrent Pharmaceuticals Ltd.	14,569	569
Trent Ltd.	53,436	611
UltraTech Cement Ltd.	29,304	2,674
United Spirits Ltd.*	83,569	744
UPL Ltd.	141,810	1,514
Vedanta Ltd.	324,373	1,148
Wipro Ltd.	390,838	2,872
Yes Bank Ltd.*	3,194,901	583
		244,855
Indonesia – 1.1%
Adaro Energy Tbk PT	4,130,720	343
Aneka Tambang Tbk	2,361,100	375
Astra International Tbk PT	5,837,360	1,989
Bank Central Asia Tbk PT	3,193,792	6,636
Bank Mandiri Persero Tbk PT	5,302,210	2,153
Bank Negara Indonesia Persero Tbk PT	2,127,109	678
Bank Rakyat Indonesia Persero Tbk PT	15,983,390	4,343
Barito Pacific Tbk PT	8,294,500	488
Charoen Pokphand Indonesia Tbk PT	2,116,535	912
Gudang Garam Tbk PT*	138,015	421
Indah Kiat Pulp & Paper Corp. Tbk PT	785,000	403
Indocement Tunggal Prakarsa Tbk PT	422,503	300
Indofood CBP Sukses Makmur Tbk PT	663,600	373
Indofood Sukses Makmur Tbk PT	1,306,371	556
Kalbe Farma Tbk PT	5,997,780	579
Merdeka Copper Gold Tbk PT*	3,089,500	627
Sarana Menara Nusantara Tbk PT	6,695,900	573
Semen Indonesia Persero Tbk PT	820,955	538
Telkom Indonesia Persero Tbk PT	14,235,562	3,093
Tower Bersama Infrastructure Tbk PT	2,244,900	497
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Indonesia – 1.1%continued
Unilever Indonesia Tbk PT	2,084,940	$714
United Tractors Tbk PT	473,571	661
		27,252
Kuwait – 0.5%
Agility Public Warehousing Co. K.S.C.	345,208	1,052
Boubyan Bank K.S.C.P.*	321,213	781
Kuwait Finance House K.S.C.P.	1,326,679	3,342
Mabanee Co. KPSC	168,476	401
Mobile Telecommunications Co. K.S.C.P.	619,874	1,212
National Bank of Kuwait S.A.K.P.	1,970,076	5,551
		12,339
Malaysia – 1.2%
AMMB Holdings Bhd.	532,337	379
Axiata Group Bhd.	775,603	699
CIMB Group Holdings Bhd.	1,833,205	2,037
Dialog Group Bhd.	1,132,844	789
DiGi.Com Bhd.	885,200	881
Fraser & Neave Holdings Bhd.	38,100	242
Genting Bhd.	611,900	727
Genting Malaysia Bhd.	852,000	569
HAP Seng Consolidated Bhd.	196,000	368
Hartalega Holdings Bhd.	494,800	876
Hong Leong Bank Bhd.	193,398	872
Hong Leong Financial Group Bhd.	62,128	266
IHH Healthcare Bhd.	508,400	671
IOI Corp. Bhd.	719,640	652
Kossan Rubber Industries	367,400	285
Kuala Lumpur Kepong Bhd.	117,692	577
Malayan Banking Bhd.	1,146,776	2,241
Malaysia Airports Holdings Bhd.*	312,593	452
Maxis Bhd.	640,051	677
MISC Bhd.	399,360	652
Nestle Malaysia Bhd.	19,800	636
Petronas Chemicals Group Bhd.	694,000	1,348
Petronas Dagangan Bhd.	87,600	392
Petronas Gas Bhd.	219,700	820
PPB Group Bhd.	177,600	783
Press Metal Aluminium Holdings Bhd.	916,800	1,056
Public Bank Bhd.	4,195,605	4,154
QL Resources Bhd.	314,250	428
RHB Bank Bhd.	529,346	689
Sime Darby Bhd.	781,128	410
Sime Darby Plantation Bhd.	497,165	477

NORTHERN FUNDS QUARTERLY REPORT     15    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Malaysia – 1.2%continued
Supermax Corp. Bhd.	450,333	$358
Telekom Malaysia Bhd.	326,586	478
Tenaga Nasional Bhd.	655,150	1,546
Top Glove Corp. Bhd.	1,519,400	1,527
Westports Holdings Bhd.	286,200	290
		30,304
Mexico – 1.7%
America Movil S.A.B. de C.V., Series L	9,854,035	7,415
Arca Continental S.A.B. de C.V.	126,484	732
Becle S.A.B. de C.V.	157,200	415
Cemex S.A.B. de C.V., Series CPO*	4,388,052	3,694
Coca-Cola Femsa S.A.B. de C.V.	147,222	779
Fibra Uno Administracion S.A. de C.V.	894,601	965
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	560,143	4,738
Gruma S.A.B. de C.V., Class B	60,560	681
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	114,837	1,230
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B*	59,690	1,099
Grupo Bimbo S.A.B. de C.V., Series A	456,828	1,006
Grupo Carso S.A.B. de C.V., Series A1	135,273	421
Grupo Financiero Banorte S.A.B. de C.V., Series O	749,588	4,827
Grupo Financiero Inbursa S.A.B. de C.V., Series O*	648,933	639
Grupo Mexico S.A.B. de C.V., Series B	899,139	4,238
Grupo Televisa S.A.B., Series CPO	686,814	1,963
Industrias Penoles S.A.B. de C.V.*	41,489	574
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	458,027	814
Megacable Holdings S.A.B. de C.V., Series CPO	83,551	297
Orbia Advance Corp. S.A.B. de C.V.	298,180	779
Promotora y Operadora de Infraestructura S.A.B. de C.V.	65,855	526
Telesites S.A.B. de C.V.*	389,600	361
Wal-Mart de Mexico S.A.B. de C.V.	1,509,183	4,929
		43,122
Pakistan – 0.0%
Habib Bank Ltd.	161,400	125
Lucky Cement Ltd.*	34,298	188
MCB Bank Ltd.	125,000	127
		440
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR*	61,890	$560
Credicorp Ltd.*	19,288	2,336
Southern Copper Corp.	24,357	1,567
		4,463
Philippines – 0.6%
Aboitiz Equity Ventures, Inc.	570,189	492
Ayala Corp.	81,307	1,332
Ayala Land, Inc.	2,320,660	1,714
Bank of the Philippine Islands	516,046	938
BDO Unibank, Inc.	580,799	1,347
Globe Telecom, Inc.	7,185	270
GT Capital Holdings, Inc.	27,972	348
International Container Terminal Services, Inc.	300,980	1,008
JG Summit Holdings, Inc.	867,743	1,105
Jollibee Foods Corp.	128,873	564
Manila Electric Co.	66,140	376
Metro Pacific Investments Corp.	3,268,400	260
Metropolitan Bank & Trust Co.	516,249	515
PLDT, Inc.	21,005	556
SM Investments Corp.	69,362	1,420
SM Prime Holdings, Inc.	2,889,813	2,162
Universal Robina Corp.	263,180	779
		15,186
Poland – 0.7%
Allegro.eu S.A.*	103,254	1,777
Bank Polska Kasa Opieki S.A.*	52,654	1,285
CD Projekt S.A.	19,929	967
Cyfrowy Polsat S.A.	82,593	649
Dino Polska S.A.*	14,041	1,031
KGHM Polska Miedz S.A.	40,488	1,991
LPP S.A.*	312	1,053
Orange Polska S.A.*	190,250	335
PGE Polska Grupa Energetyczna S.A.*	241,467	596
Polski Koncern Naftowy ORLEN S.A.	85,954	1,731
Polskie Gornictwo Naftowe i Gazownictwo S.A.	485,387	850
Powszechna Kasa Oszczednosci Bank Polski S.A.*	252,861	2,510
Powszechny Zaklad Ubezpieczen S.A.*	173,519	1,671
Santander Bank Polska S.A.*	10,254	684
		17,130

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Qatar – 0.6%
Barwa Real Estate Co.	522,603	$428
Commercial Bank PSQC (The)	577,728	836
Industries Qatar QSC	428,945	1,562
Masraf Al Rayan QSC	1,060,631	1,299
Mesaieed Petrochemical Holding Co.	1,330,816	688
Ooredoo QPSC	227,831	457
Qatar Electricity & Water Co. QSC	124,421	569
Qatar Fuel QSC	136,536	665
Qatar Gas Transport Co. Ltd.	719,290	593
Qatar International Islamic Bank QSC	212,858	544
Qatar Islamic Bank S.A.Q.	335,045	1,591
Qatar National Bank QPSC	1,300,063	6,410
		15,642
Romania – 0.0%
NEPI Rockcastle PLC	120,200	852
Russia – 3.2%
Alrosa PJSC	739,770	1,360
Gazprom PJSC	3,402,028	13,091
Gazprom PJSC ADR	134	1
Inter RAO UES PJSC	10,354,623	663
LUKOIL PJSC	119,592	11,069
Magnit PJSC	2,287	166
Magnit PJSC GDR (Registered)	82,678	1,200
Mail.Ru Group Ltd. GDR (Registered)*	33,573	762
MMC Norilsk Nickel PJSC	18,207	6,166
Mobile TeleSystems PJSC ADR	128,350	1,188
Moscow Exchange MICEX-RTS PJSC	419,576	979
Novatek PJSC GDR (Registered)	26,181	5,745
Novolipetsk Steel PJSC	432,550	1,359
Ozon Holdings PLC ADR*	11,393	676
PhosAgro PJSC GDR (Registered)	35,003	709
Polymetal International PLC	101,653	2,204
Polyus PJSC	9,873	1,915
Rosneft Oil Co. PJSC	337,565	2,640
Rosneft Oil Co. PJSC GDR (Registered)	6,396	50
Sberbank of Russia PJSC	3,051,102	12,757
Sberbank of Russia PJSC (Moscow Exchange)	56,000	234
Severstal PAO	60,355	1,295
Severstal PAO GDR (Registered)	1,839	40
Surgutneftegas PJSC	2,069,567	1,039
Surgutneftegas PJSC ADR	4,629	23
Tatneft PJSC	405,261	2,949
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Russia – 3.2%continued
TCS Group Holding PLC GDR (Registered)	34,150	$2,987
VTB Bank PJSC	800,566,738	530
VTB Bank PJSC GDR(4) (5)	11,036	15
VTB Bank PJSC GDR (Registered)	56,890	76
X5 Retail Group N.V. GDR (Registered)	34,956	1,224
Yandex N.V., Class A*	87,665	6,216
		81,328
Saudi Arabia – 2.8%
Abdullah Al Othaim Markets Co.	12,656	418
Advanced Petrochemical Co.	30,924	596
Al Rajhi Bank	353,060	10,450
Alinma Bank	284,587	1,596
Almarai Co. JSC	71,254	1,205
Arab National Bank	173,390	1,049
Bank AlBilad*	105,593	1,033
Bank Al-Jazira*	115,310	569
Banque Saudi Fransi	169,958	1,740
Bupa Arabia for Cooperative Insurance Co.	16,800	556
Co for Cooperative Insurance (The)	17,476	386
Dar Al Arkan Real Estate Development Co.*	154,388	434
Dr. Sulaiman Al Habib Medical Services Group Co.	15,044	656
Emaar Economic City*	109,771	375
Etihad Etisalat Co.	105,721	934
Jarir Marketing Co.	17,661	995
Mobile Telecommunications Co. Saudi Arabia*	120,491	467
Mouwasat Medical Services Co.	13,892	667
National Industrialization Co.*	94,064	485
National Petrochemical Co.	34,515	405
Rabigh Refining & Petrochemical Co.*	62,849	394
Riyad Bank	385,317	2,723
SABIC Agri-Nutrients Co.	60,773	1,935
Sahara International Petrochemical Co.	102,232	836
Saudi Arabian Mining Co.*	124,466	2,098
Saudi Arabian Oil Co.	627,403	5,871
Saudi Basic Industries Corp.	259,439	8,426
Saudi British Bank (The)*	235,688	1,980
Saudi Cement Co.	21,013	356
Saudi Electricity Co.	242,168	1,559
Saudi Industrial Investment Group	64,563	603

NORTHERN FUNDS QUARTERLY REPORT     17    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Saudi Arabia – 2.8%continued
Saudi Kayan Petrochemical Co.*	207,779	$1,001
Saudi National Bank (The)	633,840	9,735
Saudi Telecom Co.	172,940	6,069
Savola Group (The)	77,791	895
Yanbu National Petrochemical Co.	71,374	1,382
		70,879
Singapore – 0.0%
BOC Aviation Ltd.	59,400	501
South Africa – 3.4%
Absa Group Ltd.*	205,116	1,948
African Rainbow Minerals Ltd.	33,081	592
Anglo American Platinum Ltd.	15,084	1,743
AngloGold Ashanti Ltd.	120,119	2,230
Aspen Pharmacare Holdings Ltd.*	111,433	1,265
Bid Corp. Ltd.*	96,839	2,100
Bidvest Group (The) Ltd.	82,824	1,104
Capitec Bank Holdings Ltd.	23,067	2,725
Clicks Group Ltd.	71,493	1,230
Discovery Ltd.*	123,182	1,089
Exxaro Resources Ltd.	72,060	850
FirstRand Ltd.	1,454,566	5,461
Gold Fields Ltd.	254,349	2,278
Growthpoint Properties Ltd.	1,010,214	1,055
Harmony Gold Mining Co. Ltd.	159,898	591
Impala Platinum Holdings Ltd.	227,268	3,756
Kumba Iron Ore Ltd.	18,486	829
Mr Price Group Ltd.	73,990	1,090
MTN Group*	488,698	3,531
MultiChoice Group	106,796	878
Naspers Ltd., Class N	125,254	26,313
Nedbank Group Ltd.*	107,706	1,289
Northam Platinum Ltd.*	103,103	1,567
Old Mutual Ltd.	1,339,337	1,266
Rand Merchant Investment Holdings Ltd.	216,879	476
Reinet Investments S.C.A.	38,801	761
Remgro Ltd.	153,391	1,231
Sanlam Ltd.	545,659	2,346
Sasol Ltd.*	160,950	2,461
Shoprite Holdings Ltd.	143,825	1,565
Sibanye Stillwater Ltd.	807,848	3,380
SPAR Group (The) Ltd.	54,544	691
Standard Bank Group Ltd.	373,569	3,339
Tiger Brands Ltd.	49,137	719
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
South Africa – 3.4%continued
Vodacom Group Ltd.	184,400	$1,663
Woolworths Holdings Ltd.*	282,495	1,067
		86,479
South Korea – 12.2%
Alteogen, Inc.*	8,077	600
Amorepacific Corp.	9,145	2,044
AMOREPACIFIC Group	8,413	478
BGF retail Co. Ltd.	2,232	356
Celltrion Healthcare Co. Ltd.*	23,795	2,445
Celltrion Pharm, Inc.*	4,881	681
Celltrion, Inc.*	27,728	6,612
Cheil Worldwide, Inc.	19,809	442
CJ CheilJedang Corp.	2,387	977
CJ Corp.	4,016	382
CJ ENM Co. Ltd.	2,933	476
CJ Logistics Corp.*	2,659	418
Coway Co. Ltd.	15,735	1,100
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	10,696	340
DB Insurance Co. Ltd.	12,889	627
Doosan Bobcat, Inc.*	14,702	628
Doosan Heavy Industries & Construction Co. Ltd.*	59,989	1,271
Douzone Bizon Co. Ltd.	5,901	435
E-MART, Inc.	5,605	796
Fila Holdings Corp.	13,788	713
Green Cross Corp.	1,658	484
GS Engineering & Construction Corp.	17,990	685
GS Holdings Corp.	13,154	541
Hana Financial Group, Inc.	86,963	3,553
Hankook Tire & Technology Co. Ltd.	21,330	979
Hanmi Pharm Co. Ltd.	1,906	566
Hanon Systems	55,637	818
Hanwha Solutions Corp.*	34,156	1,352
HLB, Inc.*	25,864	767
HMM Co. Ltd.*	73,769	2,876
Hotel Shilla Co. Ltd.	8,786	757
HYBE Co. Ltd.*	2,684	697
Hyundai Engineering & Construction Co. Ltd.	22,393	1,160
Hyundai Glovis Co. Ltd.	5,372	997
Hyundai Heavy Industries Holdings Co. Ltd.	13,600	856
Hyundai Mobis Co. Ltd.	19,177	4,974

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
South Korea – 12.2%continued
Hyundai Motor Co.	40,048	$8,519
Hyundai Steel Co.	24,874	1,186
Industrial Bank of Korea	74,194	692
Kakao Corp.	89,397	12,937
Kangwon Land, Inc.*	27,772	663
KB Financial Group, Inc.	113,919	5,636
Kia Corp.	75,910	6,041
KMW Co. Ltd.*	7,542	362
Korea Aerospace Industries Ltd.	20,980	613
Korea Electric Power Corp.	73,594	1,624
Korea Investment Holdings Co. Ltd.	12,032	1,101
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	11,254	1,343
Korea Zinc Co. Ltd.	2,454	940
Korean Air Lines Co. Ltd.*	44,417	1,243
KT&G Corp.	33,296	2,495
Kumho Petrochemical Co. Ltd.	5,207	1,013
LG Chem Ltd.	13,211	9,973
LG Corp.	24,557	2,236
LG Display Co. Ltd.*	65,961	1,435
LG Electronics, Inc.	30,676	4,452
LG Household & Health Care Ltd.	2,697	4,220
LG Innotek Co. Ltd.	4,062	805
LG Uplus Corp.	61,397	837
Lotte Chemical Corp.	4,843	1,129
Lotte Shopping Co. Ltd.	3,247	333
Meritz Securities Co. Ltd.	91,883	386
Mirae Asset Securities Co. Ltd.	80,818	677
NAVER Corp.	35,450	13,146
NCSoft Corp.	4,744	3,453
Netmarble Corp.	6,157	733
NH Investment & Securities Co. Ltd.	38,770	444
Orion Corp.	6,712	706
Pan Ocean Co. Ltd.	76,849	583
Pearl Abyss Corp.*	8,650	582
POSCO	21,347	6,569
POSCO Chemical Co. Ltd.	8,832	1,129
S-1 Corp.	4,958	361
Samsung Biologics Co. Ltd.*	4,762	3,555
Samsung C&T Corp.	24,219	2,936
Samsung Electro-Mechanics Co. Ltd.	16,196	2,541
Samsung Electronics Co. Ltd.	1,373,043	98,413
Samsung Engineering Co. Ltd.*	44,732	950
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
South Korea – 12.2%continued
Samsung Fire & Marine Insurance Co. Ltd.	8,894	$1,742
Samsung Heavy Industries Co. Ltd.*	136,123	811
Samsung Life Insurance Co. Ltd.	20,231	1,433
Samsung SDI Co. Ltd.	15,842	9,805
Samsung SDS Co. Ltd.	10,042	1,650
Samsung Securities Co. Ltd.	17,723	708
Seegene, Inc.	10,582	777
Shin Poong Pharmaceutical Co. Ltd.	9,229	705
Shinhan Financial Group Co. Ltd.	126,667	4,562
Shinsegae, Inc.	2,125	539
SK Biopharmaceuticals Co. Ltd.*	7,717	843
SK Chemicals Co. Ltd.	2,216	512
SK Holdings Co. Ltd.	9,005	2,260
SK Hynix, Inc.	157,063	17,790
SK Innovation Co. Ltd.*	14,644	3,844
SK Telecom Co. Ltd.	11,348	3,225
SKC Co. Ltd.	5,915	833
S-Oil Corp.	12,824	1,168
Woori Financial Group, Inc.	142,116	1,445
Yuhan Corp.	14,271	800
		308,327
Taiwan – 13.4%
Accton Technology Corp.	144,000	1,709
Acer, Inc.	860,800	905
Advantech Co. Ltd.	109,793	1,359
ASE Technology Holding Co. Ltd.	941,928	3,786
Asia Cement Corp.	613,567	1,117
ASMedia Technology, Inc.	8,000	386
Asustek Computer, Inc.	201,546	2,688
AU Optronics Corp.	2,332,215	1,899
Catcher Technology Co. Ltd.	197,111	1,288
Cathay Financial Holding Co. Ltd.	2,277,212	4,401
Chailease Holding Co. Ltd.	360,615	2,621
Chang Hwa Commercial Bank Ltd.	1,156,026	669
Cheng Shin Rubber Industry Co. Ltd.	524,184	880
China Development Financial Holding Corp.	3,918,868	1,850
China Life Insurance Co. Ltd.	544,802	516
China Steel Corp.	3,398,156	4,831
Chunghwa Telecom Co. Ltd.	1,079,493	4,405
Compal Electronics, Inc.	1,196,759	960
CTBC Financial Holding Co. Ltd.	5,335,878	4,339
Delta Electronics, Inc.	562,343	6,106

NORTHERN FUNDS QUARTERLY REPORT     19    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Taiwan – 13.4%continued
E.Sun Financial Holding Co. Ltd.	3,263,886	$3,076
Eclat Textile Co. Ltd.	56,182	1,323
Evergreen Marine Corp. Taiwan Ltd.*	750,891	5,308
Far Eastern New Century Corp.	856,789	984
Far EasTone Telecommunications Co. Ltd.	467,345	1,082
Feng TAY Enterprise Co. Ltd.	123,928	1,088
First Financial Holding Co. Ltd.	2,978,691	2,427
Formosa Chemicals & Fibre Corp.	1,012,499	3,076
Formosa Petrochemical Corp.	323,487	1,236
Formosa Plastics Corp.	1,100,682	4,057
Foxconn Technology Co. Ltd.	264,131	622
Fubon Financial Holding Co. Ltd.	1,918,025	5,078
Giant Manufacturing Co. Ltd.	85,483	977
Globalwafers Co. Ltd.	63,000	2,080
Hiwin Technologies Corp.	75,966	1,077
Hon Hai Precision Industry Co. Ltd.	3,588,942	14,427
Hotai Motor Co. Ltd.	86,900	1,915
Hua Nan Financial Holdings Co. Ltd.	2,407,465	1,593
Innolux Corp.*	2,491,900	1,859
Inventec Corp.	758,314	714
Largan Precision Co. Ltd.	28,835	3,208
Lite-On Technology Corp.	602,964	1,247
MediaTek, Inc.	435,334	15,031
Mega Financial Holding Co. Ltd.	3,103,543	3,659
Micro-Star International Co. Ltd.	193,000	1,090
Nan Ya Plastics Corp.	1,486,951	4,431
Nan Ya Printed Circuit Board Corp.*	64,000	895
Nanya Technology Corp.	351,071	1,004
Nien Made Enterprise Co. Ltd.	47,000	698
Novatek Microelectronics Corp.	166,850	2,988
Oneness Biotech Co. Ltd.*	64,000	533
Pegatron Corp.	563,594	1,392
Phison Electronics Corp.	46,608	803
Pou Chen Corp.	679,093	959
Powertech Technology, Inc.	205,568	794
President Chain Store Corp.	161,220	1,521
Quanta Computer, Inc.	771,576	2,423
Realtek Semiconductor Corp.	131,457	2,383
Ruentex Development Co. Ltd.	237,135	482
Shanghai Commercial & Savings Bank (The) Ltd.	1,039,359	1,686
Shin Kong Financial Holding Co. Ltd.	3,192,344	1,091
SinoPac Financial Holdings Co. Ltd.	2,899,792	1,431
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Taiwan – 13.4%continued
Synnex Technology International Corp.	384,940	$703
Taishin Financial Holding Co. Ltd.	2,847,611	1,554
Taiwan Business Bank	1,558,699	528
Taiwan Cement Corp.	1,426,824	2,613
Taiwan Cooperative Financial Holding Co. Ltd.	2,707,604	2,065
Taiwan High Speed Rail Corp.	565,000	605
Taiwan Mobile Co. Ltd.	474,076	1,735
Taiwan Semiconductor Manufacturing Co. Ltd.	7,082,749	151,251
Unimicron Technology Corp.	345,000	1,599
Uni-President Enterprises Corp.	1,386,150	3,643
United Microelectronics Corp.	3,398,043	6,476
Vanguard International Semiconductor Corp.	256,000	1,082
Walsin Technology Corp.	90,000	735
Wan Hai Lines Ltd.	157,000	1,808
Win Semiconductors Corp.	97,000	1,306
Winbond Electronics Corp.	865,000	1,079
Wistron Corp.	761,449	848
Wiwynn Corp.	23,000	823
WPG Holdings Ltd.	451,290	828
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yageo Corp.	106,377	2,126
Yang Ming Marine Transport Corp.*	451,000	2,954
Yuanta Financial Holding Co. Ltd.*	2,834,846	2,732
Zhen Ding Technology Holding Ltd.	186,850	704
		340,260
Thailand – 1.6%
Advanced Info Service PCL (Registered)	194,000	1,035
Advanced Info Service PCL NVDR	158,199	845
Airports of Thailand PCL NVDR	1,224,500	2,372
Asset World Corp. PCL NVDR*	2,413,800	327
B Grimm Power PCL NVDR (Registered)	224,600	295
Bangkok Bank PCL (Registered)	90,100	318
Bangkok Bank PCL NVDR	75,300	266
Bangkok Commercial Asset Management PCL NVDR (Registered)	510,100	296
Bangkok Dusit Medical Services PCL NVDR	2,800,400	2,011
Bangkok Expressway & Metro PCL NVDR (Registered)	2,292,798	584
Berli Jucker PCL NVDR	344,900	375
BTS Group Holdings PCL NVDR	2,386,500	697

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Thailand – 1.6%continued
Bumrungrad Hospital PCL NVDR	136,587	$548
Carabao Group PCL NVDR	85,000	376
Central Pattana PCL NVDR	581,100	953
Central Retail Corp. PCL NVDR (Registered)	522,358	547
Charoen Pokphand Foods PCL NVDR	1,124,657	930
CP ALL PCL (Registered)	905,200	1,695
CP ALL PCL NVDR	772,736	1,448
Delta Electronics Thailand PCL NVDR	89,000	1,614
Electricity Generating PCL NVDR	74,900	409
Energy Absolute PCL NVDR	442,700	844
Global Power Synergy PCL NVDR	202,900	462
Gulf Energy Development PCL NVDR (Registered)	867,850	929
Home Product Center PCL NVDR	1,808,204	814
Indorama Ventures PCL NVDR	511,947	652
Intouch Holdings PCL NVDR	560,500	1,137
Krung Thai Bank PCL (Registered)	699,750	234
Krung Thai Bank PCL NVDR	279,493	93
Krungthai Card PCL NVDR	259,900	544
Land & Houses PCL NVDR	2,593,300	644
Minor International PCL NVDR*	892,930	837
Muangthai Capital PCL NVDR (Registered)	212,900	382
Osotspa PCL NVDR	351,800	415
PTT Exploration & Production PCL (Registered)	242,500	885
PTT Exploration & Production PCL NVDR	158,343	580
PTT Global Chemical PCL (Registered)	189,814	349
PTT Global Chemical PCL NVDR	467,576	863
PTT Oil & Retail Business PCL NVDR	838,900	800
PTT PCL (Registered)	1,835,000	2,247
PTT PCL NVDR	1,040,700	1,278
Ratch Group PCL NVDR	231,700	330
SCG Packaging PCL NVDR	368,000	713
Siam Cement (The) PCL (Registered)	51,000	687
Siam Cement (The) PCL NVDR	172,398	2,327
Siam Commercial Bank (The) PCL (Registered)	195,100	597
Siam Commercial Bank (The) PCL NVDR	45,876	140
Sri Trang Gloves Thailand PCL NVDR	288,100	376
Srisawad Corp. PCL NVDR	215,700	463
Thai Oil PCL (Registered)	97,800	166
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Thailand – 1.6%continued
Thai Oil PCL NVDR	254,295	$434
Thai Union Group PCL NVDR	882,500	545
True Corp. PCL NVDR	3,378,252	335
		40,043
Turkey – 0.2%
Akbank T.A.S.	880,776	536
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(3)	1	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	199,182	338
BIM Birlesik Magazalar A.S.	131,701	940
Eregli Demir ve Celik Fabrikalari T.A.S.	402,377	834
Ford Otomotiv Sanayi A.S.	20,141	394
Is Gayrimenkul Yatirim Ortakligi A.S.(3) *	1	—
KOC Holding A.S.	223,541	472
Turkcell Iletisim Hizmetleri A.S.	362,809	672
Turkiye Garanti Bankasi A.S.	658,026	629
Turkiye Is Bankasi A.S., Class C	471,897	277
Turkiye Petrol Rafinerileri A.S.*	35,005	382
Turkiye Sise ve Cam Fabrikalari A.S.	396,264	348
		5,822
United Arab Emirates – 0.7%
Abu Dhabi Commercial Bank PJSC	789,735	1,478
Abu Dhabi Islamic Bank PJSC	442,702	660
Abu Dhabi National Oil Co. for Distribution PJSC	718,847	847
Aldar Properties PJSC	1,103,290	1,148
Dubai Islamic Bank PJSC	519,496	682
Emaar Properties PJSC	1,022,253	1,159
Emirates NBD Bank PJSC	721,686	2,604
Emirates Telecommunications Group Co. PJSC	501,429	3,003
First Abu Dhabi Bank PJSC	1,260,068	5,730
		17,311
Uruguay – 0.1%
Globant S.A.*	11,275	2,471
Total Common Stocks
(Cost $1,415,165)		2,419,028

PREFERRED STOCKS – 2.2% (1)
Brazil – 1.3%
Alpargatas S.A.*	52,900	533
Banco Bradesco S.A.*	1,407,173	7,282

NORTHERN FUNDS QUARTERLY REPORT     21    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 2.2% (1)continued
Brazil – 1.3%continued
Bradespar S.A., 7.27%(6)	65,900	$986
Braskem S.A., Class A*	54,200	647
Centrais Eletricas Brasileiras S.A., Class B, 2.45%(6)	72,241	628
Cia Energetica de Minas Gerais, 4.54%(6)	301,300	735
Cia Paranaense de Energia, Class B, 0.78%(6)	294,000	349
Gerdau S.A., 5.39%(6)	327,561	1,945
Itau Unibanco Holding S.A., 0.61%(6)	1,395,439	8,366
Itausa S.A., 0.72%(6)	1,266,939	2,848
Lojas Americanas S.A.*	258,286	1,119
Petroleo Brasileiro S.A., 2.75%(6)	1,373,095	8,125
		33,563
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B, 0.89%(6)	39,198	1,847
Colombia – 0.0%
Bancolombia S.A., 0.93%(6)	129,894	928
Russia – 0.1%
Surgutneftegas PJSC, 14.10%(6)	2,039,937	1,292
South Korea – 0.7%
Hyundai Motor Co., 2.66%(6)	6,640	681
Hyundai Motor Co. (2nd Preferred), 2.73%(6)	10,342	1,057
LG Chem Ltd., 2.62%(6)	2,197	748
LG Household & Health Care Ltd., 1.44%(6)	613	416
Samsung Electronics Co. Ltd., 1.93%(6)	236,898	15,506
		18,408
Total Preferred Stocks
(Cost $38,965)		56,038

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 0.0%
India – 0.0%
Britannia Industries Ltd.,
8.00%, 8/28/22 (INR)	$747	$11
5.50%, 6/3/24 (INR)	905	12
		23
Total Foreign Issuer Bonds
(Cost $23)		23

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Brazil – 0.0%
Ultrapar Participacoes S.A.*	256,015	$3
China – 0.0%
Legend Holdings Corp., Class H(2) *	17,469	—
Total Rights
(Cost $—)		3

INVESTMENT COMPANIES – 1.8%
iShares Core MSCI Emerging Markets ETF	68,000	4,555
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	41,435,865	41,436
Total Investment Companies
(Cost $46,021)		45,991

Total Investments – 99.5%
(Cost $1,500,174)		2,521,083
Other Assets less Liabilities – 0.5%		11,792
Net Assets – 100.0%		$2,532,875

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Value rounds to less than one thousand.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(5)	Restricted security that has been deemed illiquid. At June 30, 2021, the value of this restricted illiquid security amounted to approximately $15,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
VTB Bank PJSC GDR	5/11/07-10/28/09	$80

(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

INR - Indian Rupee
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Hong Kong Dollar	3,734	United States Dollar	481	9/15/21	$—*
Citibank	Indian Rupee	27,953	United States Dollar	379	9/15/21	7
Goldman Sachs	Korean Won	4,837,400	United States Dollar	4,347	9/15/21	67
Goldman Sachs	South African Rand	3,183	United States Dollar	229	9/15/21	8
JPMorgan Chase	Taiwan Dollar	12,379	United States Dollar	452	9/15/21	6
Subtotal Appreciation						88
JPMorgan Chase	Brazilian Real	1,792	United States Dollar	352	9/15/21	(5)
Total						$83

*	Amount rounds to less than one thousand.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	897	$61,211	Long	9/21	$(66)
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Communication Services	11.0%
Consumer Discretionary	17.2
Consumer Staples	5.5
Energy	4.9
Financials	17.6
Health Care	4.9
Industrials	4.8
Information Technology	19.9
Materials	8.2
Real Estate	2.0
Short-Term Investments	1.6
Utilities	1.9
Total Investments	99.5
Other Assets less Liabilities	0.5
Net Assets	100.0%
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Hong Kong Dollar	25.5%
Taiwan Dollar	13.6
Korean Won	12.9
Indian Rupee	9.7
United States Dollar	8.9
Brazilian Real	5.1
All other currencies less than 5%	23.8
Total Investments	99.5
Other Assets less Liabilities	0.5
Net Assets	100.0%

NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY INDEX FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued	June 30, 2021 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$545	$—	$—	$545
Brazil	96,664	—	—	96,664
Chile	8,865	—	—	8,865
China	210,935	668,567	—	879,502
Colombia	2,619	—	—	2,619
Hong Kong	10,649	41,958	—	52,607
Indonesia	6,911	20,341	—	27,252
Mexico	43,122	—	—	43,122
Peru	4,463	—	—	4,463
Russia	1,422	79,906	—	81,328
Singapore	501	—	—	501
Taiwan	238,175	102,085	—	340,260
Uruguay	2,471	—	—	2,471
All Other Countries(1)	—	878,829	—	878,829
Total Common Stocks	627,342	1,791,686	—	2,419,028
Preferred Stocks:
Russia	—	1,292	—	1,292
South Korea	—	18,408	—	18,408
All Other Countries(1)	36,338	—	—	36,338
Total Preferred Stocks	36,338	19,700	—	56,038
Foreign Issuer Bonds	—	23	—	23
Rights(1)	3	—	—	3
Investment Companies	45,991	—	—	45,991
Total Investments	$709,674	$1,811,409	$—	$2,521,083
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$88	$—	$88
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5)	—	(5)
Futures Contracts	(66)	—	—	(66)
Total Other Financial Instruments	$(66)	$83	$—	$17

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$38,931	$83,354	$80,849	$—	$41,436	41,435,865
EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)
Australia – 3.2%
Abacus Property Group	343,931	$809
Arena REIT	241,832	654
Aventus Group	239,863	567
BGP Holdings PLC(2) *	6,535,576	—
BWP Trust	343,792	1,095
Cedar Woods Properties Ltd.	41,234	207
Centuria Industrial REIT	356,239	990
Centuria Office REIT	276,393	484
Charter Hall Long Wale REIT	432,058	1,534
Charter Hall Retail REIT	366,907	1,042
Charter Hall Social Infrastructure REIT	237,049	616
Dexus	766,917	6,137
GDI Property Group	351,705	296
GPT Group (The)	1,391,425	5,096
Growthpoint Properties Australia Ltd.	214,022	653
Home Consortium Ltd.	58,697	240
Ingenia Communities Group	211,271	969
Irongate Group	353,437	384
Lifestyle Communities Ltd.	64,578	756
Mirvac Group	2,784,955	6,071
National Storage REIT	777,166	1,154
Scentre Group	3,659,147	7,484
Shopping Centres Australasia Property Group	766,319	1,443
Stockland	1,685,023	5,920
Vicinity Centres	2,763,395	3,189
Waypoint REIT	554,828	1,086
		48,876
Austria – 0.3%
CA Immobilien Anlagen A.G.	46,003	1,918
IMMOFINANZ A.G.*	54,681	1,229
S IMMO A.G.	31,600	757
		3,904
Belgium – 0.9%
Aedifica S.A.	23,625	3,114
Befimmo S.A.	16,068	638
Cofinimmo S.A.	18,414	2,804
Immobel S.A.	2,619	226
Intervest Offices & Warehouses N.V.	14,805	401
Montea N.V.	7,677	903
Retail Estates N.V.	7,152	581
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Belgium – 0.9%continued
Warehouses De Pauw - C.V.A.	95,621	$3,651
Xior Student Housing N.V.	14,923	899
		13,217
Brazil – 0.3%
Aliansce Sonae Shopping Centers S.A.	94,500	547
BR Malls Participacoes S.A.*	628,013	1,285
BR Properties S.A.	161,252	296
Iguatemi Empresa de Shopping Centers S.A.	63,303	515
Jereissati Participacoes S.A.	26,900	182
JHSF Participacoes S.A.	198,763	291
LOG Commercial Properties e Participacoes S.A.	35,800	225
Multiplan Empreendimentos Imobiliarios S.A.*	197,272	932
		4,273
Canada – 1.5%
Allied Properties Real Estate Investment Trust	44,093	1,602
Artis Real Estate Investment Trust	49,056	444
Boardwalk Real Estate Investment Trust	15,086	498
Canadian Apartment Properties REIT	59,211	2,776
Choice Properties Real Estate Investment Trust	112,820	1,301
City Office REIT, Inc.	31,286	389
Cominar Real Estate Investment Trust, Class U	65,381	576
Crombie Real Estate Investment Trust	29,801	426
CT Real Estate Investment Trust	33,917	448
Dream Industrial Real Estate Investment Trust	72,653	896
Dream Office Real Estate Investment Trust	18,385	341
First Capital Real Estate Investment Trust	76,519	1,086
Granite Real Estate Investment Trust	20,676	1,376
H&R Real Estate Investment Trust	100,214	1,294
InterRent Real Estate Investment Trust	49,289	670
Killam Apartment Real Estate Investment Trust	34,029	556
Minto Apartment Real Estate Investment Trust	14,560	281
Morguard North American Residential Real Estate Investment Trust	11,716	159
NorthWest Healthcare Properties Real Estate Investment Trust	58,277	598

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Canada – 1.5%continued
RioCan Real Estate Investment Trust	111,110	$1,979
Slate Grocery REIT	15,896	165
SmartCentres Real Estate Investment Trust	51,744	1,226
Summit Industrial Income REIT	56,171	805
Tricon Residential, Inc.	140,617	1,618
WPT Industrial Real Estate Investment Trust	30,665	556
		22,066
Chile – 0.1%
Cencosud Shopping S.A.	367,034	600
Parque Arauco S.A.*	326,886	459
		1,059
China – 3.3%
Agile Group Holdings Ltd.	841,226	1,090
Beijing Capital Land Ltd., Class H*	1,066,000	232
Beijing North Star Co. Ltd., Class H	512,000	96
Central China Management Co. Ltd.*	610,000	180
Central China Real Estate Ltd.	610,000	159
China Aoyuan Group Ltd.	867,000	731
China Evergrande Group	1,429,000	1,863
China Fortune Land Development Co. Ltd., Class A	167,540	136
China Logistics Property Holdings Co. Ltd.*	423,000	193
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	295,100	500
China SCE Group Holdings Ltd.	1,165,000	479
China Vanke Co. Ltd., Class A	416,740	1,536
China Vanke Co. Ltd., Class H	1,219,041	3,815
CIFI Holdings Group Co. Ltd.	2,337,137	1,824
Country Garden Holdings Co. Ltd.	5,437,405	6,093
DaFa Properties Group Ltd.	192,000	155
Datang Group Holdings Ltd.	233,000	131
Dexin China Holdings Co. Ltd.*	604,000	229
Fantasia Holdings Group Co. Ltd.*	1,071,000	121
Financial Street Holdings Co. Ltd., Class A	128,700	134
Ganglong China Property Group Ltd.	337,000	200
Gemdale Corp., Class A	193,100	306
Greenland Hong Kong Holdings Ltd.	633,000	204
Greentown China Holdings Ltd.	631,000	972
Guangzhou R&F Properties Co. Ltd., Class H	1,211,002	1,382
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
China – 3.3%continued
Huijing Holdings Co. Ltd.	520,000	$132
Jingrui Holdings Ltd.*	368,000	105
Jinke Properties Group Co. Ltd., Class A	235,600	211
JY Grandmark Holdings Ltd.	250,000	102
Kaisa Group Holdings Ltd.*	2,027,428	768
KWG Group Holdings Ltd.	909,594	1,218
Leading Holdings Group Ltd.*	208,000	168
Logan Group Co. Ltd.	987,000	1,477
Longfor Group Holdings Ltd.	1,288,500	7,219
Poly Developments and Holdings Group Co. Ltd., Class A*	512,800	956
Powerlong Real Estate Holdings Ltd.	1,019,000	875
Radiance Holdings Group Co. Ltd.*	549,000	313
Redco Properties Group Ltd.	758,000	246
Redsun Properties Group Ltd.	762,000	253
RiseSun Real Estate Development Co. Ltd., Class A	194,300	170
Ronshine China Holdings Ltd.*	422,000	243
Seazen Group Ltd.*	1,556,000	1,475
Seazen Holdings Co. Ltd., Class A	96,900	624
Shanghai Lingang Holdings Corp. Ltd., Class A	66,600	184
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	786,751	731
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	65,300	185
Shui On Land Ltd.*	2,537,277	412
Sino-Ocean Group Holding Ltd.	2,104,500	461
Skyfame Realty Holdings Ltd.	1,800,000	220
SOHO China Ltd.*	1,482,756	796
Sunac China Holdings Ltd.	1,809,050	6,209
Sunkwan Properties Group Ltd.*	368,000	121
Yango Group Co. Ltd., Class A	174,700	141
Yincheng International Holding Co. Ltd.	310,000	108
Yuzhou Group Holdings Co. Ltd.	1,463,061	375
Zhejiang China Commodities City Group Co. Ltd., Class A	209,700	167
Zhenro Properties Group Ltd.	906,000	506
Zhongtian Financial Group Co. Ltd., Class A*	281,800	119
		50,051
Egypt – 0.0%
Heliopolis Housing	331,796	99
Medinet Nasr Housing	564,387	121
Palm Hills Developments S.A.E.	1,042,630	118

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Egypt – 0.0%continued
Six of October Development & Investment	69,316	$76
Talaat Moustafa Group	716,052	302
		716
Finland – 0.2%
Citycon OYJ	45,193	385
Kojamo OYJ	88,425	2,021
		2,406
France – 1.6%
Altarea S.C.A.	2,449	515
Carmila S.A.	38,561	529
Covivio	37,297	3,191
Gecina S.A.	32,890	5,041
ICADE	22,038	1,897
Klepierre S.A.	145,815	3,759
Mercialys S.A.	48,062	582
Nexity S.A.	27,516	1,376
Unibail-Rodamco-Westfield*	88,177	7,637
		24,527
Germany – 4.3%
ADLER Group S.A.	53,585	1,410
alstria office REIT-A.G.	114,904	2,124
Aroundtown S.A.	705,787	5,499
Deutsche EuroShop A.G.	35,385	839
Deutsche Wohnen S.E.	241,774	14,801
DIC Asset A.G.	30,192	522
Grand City Properties S.A.	71,254	1,925
Hamborner REIT A.G.	45,902	489
Instone Real Estate Group A.G.	32,945	992
LEG Immobilien S.E.	50,758	7,313
Sirius Real Estate Ltd.	676,609	1,036
TAG Immobilien A.G.	104,996	3,334
Vonovia S.E.	380,123	24,598
		64,882
Greece – 0.0%
LAMDA Development S.A.*	49,258	439
Hong Kong – 6.8%
C&D International Investment Group Ltd.*	247,000	444
Champion REIT	1,423,846	801
China Jinmao Holdings Group Ltd.	4,108,000	1,376
China Merchants Commercial Real Estate Investment Trust	446,000	160
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Hong Kong – 6.8%continued
China Merchants Land Ltd.*	942,000	$132
China Overseas Grand Oceans Group Ltd.	1,228,500	715
China Overseas Land & Investment Ltd.	2,698,542	6,131
China Resources Land Ltd.	2,268,155	9,188
China South City Holdings Ltd.	3,190,000	349
China Vast Industrial Urban Development Co. Ltd.	197,000	76
Chinese Estates Holdings Ltd.	366,500	171
CK Asset Holdings Ltd.	1,422,000	9,817
Cosmopolitan International Holdings Ltd.*	1,262,000	248
Far East Consortium International Ltd.	857,807	323
Fortune Real Estate Investment Trust	1,062,000	1,138
Gemdale Properties & Investment Corp. Ltd.	4,510,000	575
Hang Lung Group Ltd.	567,000	1,445
Hang Lung Properties Ltd.	1,446,452	3,513
Henderson Land Development Co. Ltd.	1,020,555	4,837
Hongkong Land Holdings Ltd.	834,018	3,973
Hopson Development Holdings Ltd.	464,900	2,132
Hysan Development Co. Ltd.	447,045	1,782
Jiayuan International Group Ltd.	1,018,303	433
K Wah International Holdings Ltd.	709,802	345
Kerry Properties Ltd.	416,599	1,374
Link REIT	1,474,700	14,268
LVGEM China Real Estate Investment Co. Ltd.*	664,000	174
Poly Property Group Co. Ltd.	1,458,000	379
Prosperity REIT	862,000	330
Road King Infrastructure Ltd.	172,000	214
Shanghai Industrial Urban Development Group Ltd.	1,462,000	137
Shenzhen Investment Ltd.	1,771,191	545
Shimao Group Holdings Ltd.	885,369	2,171
Sino Land Co. Ltd.	2,323,097	3,662
Sun Hung Kai Properties Ltd.	920,925	13,723
Sunlight Real Estate Investment Trust	692,000	400
Swire Properties Ltd.	833,200	2,484
Wharf Holdings (The) Ltd.	966,317	3,684
Wharf Real Estate Investment Co. Ltd.	1,180,317	6,864
Yuexiu Property Co. Ltd.	994,289	1,047
Yuexiu Real Estate Investment Trust	1,162,000	599

NORTHERN FUNDS QUARTERLY REPORT     27    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Hong Kong – 6.8%continued
Zensun Enterprises Ltd.	4,080,000	$341
Zhuguang Holdings Group Co. Ltd.	1,272,000	295
		102,795
India – 0.4%
Brigade Enterprises Ltd.*	60,853	229
DLF Ltd.	442,426	1,675
Godrej Properties Ltd.*	79,508	1,496
Indiabulls Real Estate Ltd.*	146,160	232
Mindspace Business Parks REIT	106,200	404
Oberoi Realty Ltd.*	90,038	764
Phoenix Mills (The) Ltd.*	62,157	681
Prestige Estates Projects Ltd.*	99,964	390
Sunteck Realty Ltd.	36,522	145
		6,016
Indonesia – 0.1%
Ciputra Development Tbk PT	6,162,436	395
Lippo Karawaci Tbk PT*	13,810,710	147
Pakuwon Jati Tbk PT*	11,677,340	355
Rimo International Lestari Tbk PT(3) *	42,545,100	73
Summarecon Agung Tbk PT*	6,500,196	381
		1,351
Ireland – 0.1%
Hibernia REIT PLC	491,238	722
Irish Residential Properties REIT PLC	315,643	570
		1,292
Israel – 0.6%
AFI Properties Ltd.*	8,063	349
Amot Investments Ltd.	140,206	920
Azrieli Group Ltd.	30,309	2,134
Blue Square Real Estate Ltd.	3,725	286
Gav-Yam Lands Corp. Ltd.	99,216	950
Israel Canada T.R Ltd.	76,659	312
Isras Investment Co. Ltd.	1,184	273
Mega Or Holdings Ltd.	17,052	549
Melisron Ltd.*	15,454	1,057
Mivne Real Estate KD Ltd.	436,312	1,265
Prashkovsky Investments and Construction Ltd.	4,581	132
Property & Building Corp. Ltd.*	1,569	191
Reit 1 Ltd.	128,807	680
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Israel – 0.6%continued
Summit Real Estate Holdings Ltd.*	24,742	$373
YH Dimri Construction & Development Ltd.	5,366	320
		9,791
Italy – 0.0%
Immobiliare Grande Distribuzione SIIQ S.p.A.	41,871	202
Japan – 10.5%
Activia Properties, Inc.	469	2,221
Advance Residence Investment Corp.	941	3,134
Aeon Mall Co. Ltd.	73,166	1,127
AEON REIT Investment Corp.	963	1,426
Comforia Residential REIT, Inc.	433	1,364
CRE Logistics REIT, Inc.	330	557
Daibiru Corp.	34,200	431
Daiwa House Industry Co. Ltd.	399,400	11,985
Daiwa House REIT Investment Corp.	1,415	4,172
Daiwa Office Investment Corp.	230	1,601
Daiwa Securities Living Investments Corp.	1,257	1,367
Frontier Real Estate Investment Corp.	330	1,541
Fukuoka REIT Corp.	436	734
Global One Real Estate Investment Corp.	696	785
GLP J-REIT	2,941	5,074
Goldcrest Co. Ltd.	11,400	170
Hankyu Hanshin REIT, Inc.	427	619
Heiwa Real Estate Co. Ltd.	21,700	818
Heiwa Real Estate REIT, Inc.	603	950
Hoshino Resorts REIT, Inc.	137	832
Hulic Co. Ltd.	185,840	2,090
Hulic REIT, Inc.	848	1,428
Ichigo Office REIT Investment Corp.	873	776
Ichigo, Inc.	185,200	587
Industrial & Infrastructure Fund Investment Corp.	1,334	2,545
Invesco Office J-Reit, Inc.	6,375	1,296
Invincible Investment Corp.	4,361	1,680
Itochu Advance Logistics Investment Corp.	395	563
Japan Excellent, Inc.	873	1,248
Japan Hotel REIT Investment Corp.	3,205	1,923
Japan Logistics Fund, Inc.	571	1,717
Japan Metropolitan Fund Invest	4,937	5,349

EQUITY INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Japan – 10.5%continued
Japan Prime Realty Investment Corp.	583	$2,282
Japan Real Estate Investment Corp.	880	5,409
Katitas Co. Ltd.	36,500	1,026
Keihanshin Building Co. Ltd.	22,400	275
Kenedix Office Investment Corp.	307	2,163
Kenedix Residential Next Investment Corp.	662	1,431
Kenedix Retail REIT Corp.	371	1,003
LaSalle Logiport REIT	1,153	1,951
Leopalace21 Corp.*	139,000	174
Mirai Corp.	1,106	517
Mitsubishi Estate Co. Ltd.	832,980	13,466
Mitsubishi Estate Logistics REIT Investment Corp.	265	1,174
Mitsui Fudosan Co. Ltd.	647,562	14,992
Mitsui Fudosan Logistics Park, Inc.	370	1,972
Mori Hills REIT Investment Corp.	1,059	1,588
Mori Trust Hotel Reit, Inc.	233	295
Mori Trust Sogo Reit, Inc.	712	1,008
Nippon Accommodations Fund, Inc.	317	1,829
Nippon Building Fund, Inc.	1,050	6,549
Nippon Prologis REIT, Inc.	1,460	4,646
NIPPON REIT Investment Corp.	323	1,327
Nomura Real Estate Holdings, Inc.	82,700	2,097
Nomura Real Estate Master Fund, Inc.	2,987	4,788
One REIT, Inc.	153	446
Orix JREIT, Inc.	1,876	3,610
Premier Investment Corp.	868	1,282
SAMTY Co. Ltd.	22,100	424
Samty Residential Investment Corp.	227	259
Sekisui House Reit, Inc.	2,919	2,417
SOSiLA Logistics REIT, Inc.	405	573
Star Asia Investment Corp.	1,037	581
Starts Proceed Investment Corp.	148	322
Sumitomo Realty & Development Co. Ltd.	217,725	7,778
Sun Frontier Fudousan Co. Ltd.	22,400	211
Takara Leben Co. Ltd.	58,800	178
Takara Leben Real Estate Investment Corp.	306	342
TKP Corp.*	8,800	165
TOC Co. Ltd.	25,600	157
Tokyo Tatemono Co. Ltd.	134,600	1,918
Tokyu REIT, Inc.	597	1,102
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Japan – 10.5%continued
Tosei Corp.	20,800	$201
United Urban Investment Corp.	2,119	3,065
		159,103
Kuwait – 0.1%
Mabanee Co. KPSC	420,001	1,000
National Real Estate Co. KPSC*	566,445	354
		1,354
Malaysia – 0.2%
Axis Real Estate Investment Trust	849,500	391
IGB Real Estate Investment Trust	1,111,200	458
IOI Properties Group Bhd.	988,200	266
Mah Sing Group Bhd.	840,300	171
Matrix Concepts Holdings Bhd.	214,200	102
Pavilion Real Estate Investment Trust	581,000	190
Sime Darby Property Bhd.	1,714,900	248
SP Setia Bhd. Group*	1,129,669	288
Sunway Real Estate Investment Trust	1,378,300	475
UEM Sunrise Bhd.*	1,073,000	101
YTL Hospitality REIT	472,300	102
		2,792
Mexico – 0.4%
Concentradora Fibra Danhos S.A. de C.V.	217,153	242
Corp. Inmobiliaria Vesta S.A.B. de C.V.	474,600	925
Fibra Uno Administracion S.A. de C.V.	2,228,033	2,403
Macquarie Mexico Real Estate Management S.A. de C.V.	557,189	689
PLA Administradora Industrial S de RL de C.V.	571,500	868
Prologis Property Mexico S.A. de C.V.	328,891	736
		5,863
Netherlands – 0.1%
Brack Capital Properties N.V.*	1,920	205
Eurocommercial Properties N.V. - C.V.A.	30,211	752
NSI N.V.	13,720	530
Vastned Retail N.V.	9,014	264
Wereldhave N.V.	24,776	422
		2,173
New Zealand – 0.3%
Argosy Property Ltd.	598,490	653
Goodman Property Trust	798,868	1,287

NORTHERN FUNDS QUARTERLY REPORT     29    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
New Zealand – 0.3%continued
Kiwi Property Group Ltd.	1,129,767	$918
Precinct Properties New Zealand Ltd.	877,776	981
		3,839
Norway – 0.1%
Entra ASA	83,044	1,899
Selvaag Bolig ASA	31,182	215
		2,114
Philippines – 0.7%
Ayala Land, Inc.	5,685,081	4,199
DoubleDragon Properties Corp.*	527,300	131
Filinvest Land, Inc.	5,653,989	127
Megaworld Corp.	8,047,001	532
Robinsons Land Corp.	1,485,096	526
SM Prime Holdings, Inc.	7,100,553	5,312
Vista Land & Lifescapes, Inc.	2,363,400	184
		11,011
Qatar – 0.1%
Barwa Real Estate Co.	1,346,840	1,103
United Development Co. QSC	1,270,163	506
		1,609
Romania – 0.1%
NEPI Rockcastle PLC	299,991	2,126
Russia – 0.0%
LSR Group PJSC	30,351	321
Saudi Arabia – 0.2%
Arriyadh Development Co.	62,018	404
Dar Al Arkan Real Estate Development Co.*	375,488	1,057
Emaar Economic City*	273,980	935
Jadwa REIT Saudi Fund	50,039	210
Saudi Real Estate Co.*	67,218	479
		3,085
Singapore – 2.7%
AIMS APAC REIT	352,900	386
ARA LOGOS Logistics Trust	812,165	505
Ascendas India Trust	622,200	643
Ascendas Real Estate Investment Trust	2,265,434	4,979
Ascott Residence Trust	1,296,714	965
CapitaLand China Trust	722,027	736
CapitaLand Integrated Commercial Trust	3,195,714	4,966
CDL Hospitality Trusts	567,692	520
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Singapore – 2.7%continued
City Developments Ltd.	281,100	$1,526
Cromwell European Real Estate Investment Trust	184,771	546
ESR-REIT	1,707,230	520
Far East Hospitality Trust	564,603	244
Frasers Centrepoint Trust	710,709	1,285
Frasers Hospitality Trust	566,000	217
Frasers Logistics & Commercial Trust	1,812,346	1,944
Keppel DC REIT	934,834	1,733
Keppel Pacific Oak U.S. REIT	551,900	433
Keppel REIT	1,237,320	1,086
Lendlease Global Commercial REIT	595,400	363
Manulife U.S. Real Estate Investment Trust	1,005,003	794
Mapletree Commercial Trust	1,532,054	2,464
Mapletree Industrial Trust	1,301,932	2,742
Mapletree Logistics Trust	2,112,314	3,225
Mapletree North Asia Commercial Trust	1,547,200	1,195
OUE Commercial Real Estate Investment Trust	1,563,300	471
OUE Ltd.	195,100	193
Oxley Holdings Ltd.	466,469	82
Parkway Life Real Estate Investment Trust	284,400	971
Prime U.S. REIT	321,100	278
Sasseur Real Estate Investment Trust	418,300	294
SPH REIT	695,400	450
Starhill Global REIT	1,027,200	428
Suntec Real Estate Investment Trust	1,418,391	1,543
UOL Group Ltd.	330,397	1,796
Yanlord Land Group Ltd.	418,900	380
		40,903
South Africa – 0.4%
Equites Property Fund Ltd.	386,761	511
Growthpoint Properties Ltd.	2,420,536	2,527
Hyprop Investments Ltd.	210,276	390
Investec Property Fund Ltd.	429,880	318
Redefine Properties Ltd.*	3,933,339	1,178
Resilient REIT Ltd.	215,071	786
Stor-Age Property REIT Ltd.	266,129	251
Vukile Property Fund Ltd.	549,548	443
		6,404
South Korea – 0.1%
Dongwon Development Co. Ltd.	28,359	156

EQUITY INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
South Korea – 0.1%continued
JR Reit XXVII	29,368	$135
LOTTE Reit Co. Ltd.	88,390	468
SK D&D Co. Ltd.	5,531	178
		937
Spain – 0.3%
Inmobiliaria Colonial Socimi S.A.	199,517	2,014
Lar Espana Real Estate Socimi S.A.	42,362	246
Merlin Properties Socimi S.A.*	247,587	2,564
Metrovacesa S.A.*	25,303	200
		5,024
Sweden – 2.0%
Atrium Ljungberg AB, Class B	32,539	741
Castellum AB	166,299	4,233
Catena AB	18,460	988
Cibus Nordic Real Estate AB	25,514	610
Dios Fastigheter AB	62,654	649
Fabege AB	189,181	3,036
Fastighets AB Balder, Class B*	74,281	4,662
Hufvudstaden AB, Class A	79,703	1,355
K-fast Holding AB*	44,250	323
Kungsleden AB	114,662	1,388
Nyfosa AB	123,415	1,667
Platzer Fastigheter Holding AB, Class B	41,898	635
Sagax AB, Class B	103,417	3,072
Sagax AB, Class D	75,394	293
Samhallsbyggnadsbolaget i Norden AB	596,589	2,501
Samhallsbyggnadsbolaget i Norden AB, Class D	86,945	296
Wallenstam AB, Class B	116,240	1,837
Wihlborgs Fastigheter AB	99,031	2,146
		30,432
Switzerland – 1.0%
Allreal Holding A.G. (Registered)	10,332	2,035
Intershop Holding A.G.	802	527
IWG PLC*	541,696	2,254
Mobimo Holding A.G. (Registered)*	4,762	1,563
PSP Swiss Property A.G. (Registered)	32,389	4,108
Swiss Prime Site A.G. (Registered)	53,559	5,315
		15,802
Taiwan – 0.3%
Cathay Real Estate Development Co. Ltd.	370,000	263
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
Taiwan – 0.3%continued
Chong Hong Construction Co. Ltd.	121,000	$343
Farglory Land Development Co. Ltd.	158,000	302
Highwealth Construction Corp.	557,800	872
Huaku Development Co. Ltd.	169,000	515
Hung Sheng Construction Ltd.	261,008	182
Kindom Development Co. Ltd.	209,000	293
Kuo Yang Construction Co. Ltd.	145,653	151
Prince Housing & Development Corp.	696,000	296
Radium Life Tech Co. Ltd.	468,420	184
Ruentex Development Co. Ltd.	598,500	1,216
Shining Building Business Co. Ltd.*	273,197	116
		4,733
Thailand – 0.5%
Amata Corp. PCL NVDR	660,535	378
AP Thailand PCL (Registered)	441,405	115
AP Thailand PCL NVDR	1,109,404	289
Central Pattana PCL (Registered)	581,626	954
Central Pattana PCL NVDR	846,398	1,388
Land & Houses PCL NVDR	5,941,800	1,475
Origin Property PCL NVDR	578,900	161
Pruksa Holding PCL NVDR	509,300	220
Quality Houses PCL NVDR	5,105,700	364
Sansiri PCL NVDR	7,774,766	323
SC Asset Corp. PCL (Registered)	747,984	72
SC Asset Corp. PCL NVDR	332,924	32
Siam Future Development PCL NVDR	813,032	279
Singha Estate PCL NVDR*	1,939,300	126
Supalai PCL (Registered)	280,445	180
Supalai PCL NVDR	731,900	470
WHA Corp. PCL NVDR	6,275,900	627
		7,453
United Arab Emirates – 0.3%
Aldar Properties PJSC	2,758,574	2,871
DAMAC Properties Dubai Co. PJSC*	1,299,380	453
Emaar Development PJSC*	697,651	704
		4,028
United Kingdom – 3.8%
Assura PLC	1,910,326	1,951
Big Yellow Group PLC	119,236	2,157
British Land (The) Co. PLC	620,317	4,253
Capital & Counties Properties PLC*	517,358	1,152
Civitas Social Housing PLC	436,164	696
CLS Holdings PLC	119,405	397

NORTHERN FUNDS QUARTERLY REPORT     31    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
United Kingdom – 3.8%continued
Custodian Reit PLC	262,815	$354
Derwent London PLC	70,596	3,231
Empiric Student Property PLC*	430,642	513
GCP Student Living PLC	327,088	729
Grainger PLC	484,355	1,911
Great Portland Estates PLC	164,402	1,615
Hammerson PLC	2,138,331	1,104
Helical PLC	78,607	473
Land Securities Group PLC	496,173	4,643
LondonMetric Property PLC	621,913	1,992
LXI REIT PLC	404,799	746
Picton Property Income (The) Ltd.	370,240	445
Primary Health Properties PLC	952,504	2,028
Regional REIT Ltd.	275,257	327
Safestore Holdings PLC	151,678	1,988
Secure Income REIT PLC	191,866	1,008
Segro PLC	842,229	12,760
Shaftesbury PLC	137,606	1,085
St. Modwen Properties PLC	144,321	1,112
Tritax Big Box REIT PLC	1,227,916	3,337
UK Commercial Property REIT Ltd.	543,366	573
UNITE Group (The) PLC	238,212	3,536
Warehouse Reit PLC	279,084	579
Watkin Jones PLC	147,740	440
Workspace Group PLC	97,646	1,127
		58,262
United States – 50.0%
Acadia Realty Trust	61,763	1,356
Agree Realty Corp.	44,593	3,143
Alexander's, Inc.	1,656	444
Alexandria Real Estate Equities, Inc.	91,879	16,716
American Assets Trust, Inc.	36,726	1,370
American Campus Communities, Inc.	96,845	4,525
American Finance Trust, Inc.	76,604	650
American Homes 4 Rent, Class A	200,955	7,807
Americold Realty Trust	169,274	6,407
Apartment Income REIT Corp.	104,848	4,973
Apartment Investment and Management Co., Class A	107,919	724
Apple Hospitality REIT, Inc.	151,712	2,315
AvalonBay Communities, Inc.	98,684	20,594
BMO Commercial Property Trust Ltd.	576,319	722
Boston Properties, Inc.	104,535	11,979
Brandywine Realty Trust	122,411	1,678
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
United States – 50.0%continued
Brixmor Property Group, Inc.	212,144	$4,856
Broadstone Net Lease, Inc.	102,534	2,400
Camden Property Trust	68,834	9,132
CareTrust REIT, Inc.	68,736	1,597
Centerspace	9,317	735
Chatham Lodging Trust*	34,537	444
Columbia Property Trust, Inc.	81,828	1,423
Community Healthcare Trust, Inc.	15,934	756
CoreSite Realty Corp.	30,579	4,116
Corporate Office Properties Trust	80,309	2,248
Cousins Properties, Inc.	106,269	3,909
CubeSmart	138,139	6,399
CyrusOne, Inc.	85,204	6,094
DiamondRock Hospitality Co.*	147,678	1,432
Digital Realty Trust, Inc.	198,382	29,849
DigitalBridge Group, Inc.*	344,483	2,721
Diversified Healthcare Trust	170,740	714
Douglas Emmett, Inc.	125,397	4,216
Duke Realty Corp.	264,488	12,523
Eagle Hospitality Trust(3) *	496,400	34
Easterly Government Properties, Inc.	58,142	1,226
EastGroup Properties, Inc.	28,291	4,652
Empire State Realty Trust, Inc., Class A	104,793	1,258
Equinix, Inc.	63,221	50,741
Equity Commonwealth	86,767	2,273
Equity Commonwealth - (Fractional Shares)(2) *	75,000	—
Equity LifeStyle Properties, Inc.	122,291	9,087
Equity Residential	250,365	19,278
Essex Property Trust, Inc.	45,941	13,783
Extra Space Storage, Inc.	93,008	15,237
Federal Realty Investment Trust	48,739	5,711
First Industrial Realty Trust, Inc.	90,912	4,748
Four Corners Property Trust, Inc.	52,344	1,445
Franklin Street Properties Corp.	77,108	406
FRP Holdings, Inc.*	4,275	238
Getty Realty Corp.	25,513	795
Gladstone Commercial Corp.	24,823	560
Global Medical REIT, Inc.	38,870	574
Global Net Lease, Inc.	64,509	1,193
Healthcare Realty Trust, Inc.	97,348	2,940
Healthcare Trust of America, Inc., Class A	156,432	4,177
Healthpeak Properties, Inc.	379,767	12,642

EQUITY INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
United States – 50.0%continued
Highwoods Properties, Inc.	74,364	$3,359
Host Hotels & Resorts, Inc.*	498,080	8,512
Howard Hughes (The) Corp.*	29,449	2,870
Hudson Pacific Properties, Inc.	105,874	2,945
Independence Realty Trust, Inc.	70,891	1,292
Industrial Logistics Properties Trust	46,834	1,224
Innovative Industrial Properties, Inc.	16,899	3,228
Invitation Homes, Inc.	400,833	14,947
Iron Mountain, Inc.	204,229	8,643
JBG SMITH Properties	83,019	2,616
Kennedy-Wilson Holdings, Inc.	91,275	1,814
Kilroy Realty Corp.	74,161	5,165
Kimco Realty Corp.	305,509	6,370
Kite Realty Group Trust	60,395	1,329
Lexington Realty Trust	198,210	2,369
Life Storage, Inc.	53,403	5,733
LTC Properties, Inc.	28,601	1,098
Macerich (The) Co.	103,809	1,895
Mack-Cali Realty Corp.	50,102	859
Medical Properties Trust, Inc.	410,335	8,248
Mid-America Apartment Communities, Inc.	80,866	13,619
Monmouth Real Estate Investment Corp.	67,199	1,258
National Health Investors, Inc.	29,823	2,000
National Retail Properties, Inc.	124,347	5,829
National Storage Affiliates Trust	45,171	2,284
NETSTREIT Corp.	26,928	621
NexPoint Residential Trust, Inc.	15,920	875
Office Properties Income Trust	35,023	1,027
Omega Healthcare Investors, Inc.	163,744	5,942
One Liberty Properties, Inc.	11,349	322
Paramount Group, Inc.	125,939	1,268
Park Hotels & Resorts, Inc.*	168,549	3,474
Pebblebrook Hotel Trust	93,954	2,213
Physicians Realty Trust	149,184	2,755
Piedmont Office Realty Trust, Inc., Class A	86,306	1,594
Prologis, Inc.	523,602	62,586
PS Business Parks, Inc.	14,728	2,181
Public Storage	111,474	33,519
QTS Realty Trust, Inc., Class A	45,987	3,555
Realty Income Corp.	263,974	17,618
Regency Centers Corp.	107,968	6,917
Retail Opportunity Investments Corp.	82,822	1,463
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9% (1)continued
United States – 50.0%continued
Retail Properties of America, Inc., Class A	152,837	$1,750
Rexford Industrial Realty, Inc.	92,733	5,281
RLJ Lodging Trust	118,005	1,797
RPT Realty	57,283	744
Ryman Hospitality Properties, Inc.*	37,368	2,951
Sabra Health Care REIT, Inc.	148,130	2,696
Saul Centers, Inc.	10,164	462
Seritage Growth Properties, Class A*	26,888	495
Service Properties Trust	118,070	1,488
Simon Property Group, Inc.	232,432	30,328
SITE Centers Corp.	110,710	1,667
SL Green Realty Corp.	49,626	3,970
Spirit Realty Capital, Inc.	80,834	3,867
STAG Industrial, Inc.	111,705	4,181
STORE Capital Corp.	166,870	5,759
Summit Hotel Properties, Inc.*	74,472	695
Sun Communities, Inc.	76,135	13,050
Sunstone Hotel Investors, Inc.*	153,918	1,912
Tanger Factory Outlet Centers, Inc.	66,928	1,262
Terreno Realty Corp.	48,855	3,152
UDR, Inc.	210,599	10,315
UMH Properties, Inc.	29,069	634
Universal Health Realty Income Trust	9,357	576
Urban Edge Properties	83,565	1,596
Urstadt Biddle Properties, Inc., Class A	20,907	405
Ventas, Inc.	264,865	15,124
VEREIT, Inc.	161,833	7,433
Vornado Realty Trust	114,343	5,336
Washington Real Estate Investment Trust	59,014	1,357
Weingarten Realty Investors	87,455	2,805
Welltower, Inc.	295,204	24,531
WP Carey, Inc.	123,616	9,224
Xenia Hotels & Resorts, Inc.*	81,375	1,524
		759,768
Total Common Stocks
(Cost $973,586)		1,486,999

NORTHERN FUNDS QUARTERLY REPORT     33    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	17,101,350	$17,101
Total Investment Companies
(Cost $17,101)		17,101

Total Investments – 99.0%
(Cost $990,687)		1,504,100
Other Assets less Liabilities – 1.0%		15,141
Net Assets – 100.0%		$1,519,241

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ASA – Aksjeselskap (Norway: Stock Company)

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Australian Dollar	1,054	United States Dollar	797	9/15/21	$6
Citibank	British Pound	514	United States Dollar	727	9/15/21	16
Citibank	Singapore Dollar	61	United States Dollar	46	9/15/21	1
Citibank	Swedish Krona	1,151	United States Dollar	139	9/15/21	5
Citibank	United States Dollar	346	British Pound	250	9/15/21	—
JPMorgan Chase	Euro	1,471	United States Dollar	1,794	9/15/21	47
JPMorgan Chase	Japanese Yen	125,830	United States Dollar	1,149	9/15/21	15
Morgan Stanley	Swiss Franc	870	United States Dollar	972	9/15/21	29
UBS	Hong Kong Dollar	18,600	United States Dollar	2,397	9/15/21	1
Subtotal Appreciation						120
BNP	United States Dollar	502	Australian Dollar	660	9/15/21	(7)
Citibank	United States Dollar	703	Hong Kong Dollar	5,455	9/15/21	—
Citibank	United States Dollar	425	Swedish Krona	3,620	9/15/21	(2)
Citibank	United States Dollar	228	Swiss Franc	210	9/15/21	(1)
JPMorgan Chase	United States Dollar	1,294	Japanese Yen	143,000	9/15/21	(6)
Toronto-Dominion Bank	United States Dollar	207	Canadian Dollar	250	9/15/21	(5)
Toronto-Dominion Bank	United States Dollar	611	Singapore Dollar	820	9/15/21	(1)
Subtotal Depreciation						(22)
Total						$98
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400 (United States Dollar)	58	$15,616	Long	9/21	$(156)
MSCI EAFE Index (United States Dollar)	67	7,719	Long	9/21	(174)

EQUITY INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	86	$5,869	Long	9/21	$16
S&P/TSX 60 Index (Canadian Dollar)	12	2,329	Long	9/21	28
Total					$(286)
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Retail REITs	12.3%
Specialized REITs	11.6
Industrial REITs	11.5
Real Estate Operating Companies	11.1
Residential REITs	11.1
Office REITs	8.8
Diversified REITs	8.2
Real Estate Development	8.1
Diversified Real Estate Activities	6.6
Health Care REITs	6.3
Other Industries less than 5%	3.4
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	51.6%
Japanese Yen	10.5
Hong Kong Dollar	9.4
Euro	7.7
All other currencies less than 5%	19.8
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Brazil	$4,273	$—	$—	$4,273
Canada	22,066	—	—	22,066
Chile	1,059	—	—	1,059
China	24,661	25,390	—	50,051
Hong Kong	42,043	60,752	—	102,795
Indonesia	381	897	73	1,351
Mexico	5,863	—	—	5,863
Taiwan	1,844	2,889	—	4,733
United States	759,012	722	34	759,768
All Other Countries(1)	—	535,040	—	535,040
Total Common Stocks	861,202	625,690	107	1,486,999
Investment Companies	17,101	—	—	17,101
Total Investments	$878,303	$625,690	$107	$1,504,100
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$120	$—	$120
Futures Contracts	44	—	—	44
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22)	—	(22)
Futures Contracts	(330)	—	—	(330)
Total Other Financial Instruments	$(286)	$98	$—	$(188)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     35    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued	June 30, 2021 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,514	$48,498	$42,911	$—	$17,101	17,101,350
EQUITY INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)
Argentina – 0.2%
MercadoLibre, Inc.*	1,650	$2,570
Australia – 2.1%
Afterpay Ltd.*	8,006	709
APA Group	44,429	296
Aristocrat Leisure Ltd.	21,187	685
ASX Ltd.	6,910	403
Aurizon Holdings Ltd.	65,932	184
AusNet Services Ltd.	65,975	86
Australia & New Zealand Banking Group Ltd.	103,838	2,187
BlueScope Steel Ltd.	17,801	293
Brambles Ltd.	52,977	454
Cochlear Ltd.	2,466	466
Coles Group Ltd.	49,651	637
Commonwealth Bank of Australia	65,376	4,889
Computershare Ltd.	19,136	243
Dexus	41,868	335
Evolution Mining Ltd.	60,299	204
Fortescue Metals Group Ltd.	62,511	1,094
Goodman Group	60,407	954
GPT Group (The)	70,089	257
Insurance Australia Group Ltd.	88,579	342
Lendlease Corp. Ltd.	25,383	218
Macquarie Group Ltd.	12,499	1,466
Mirvac Group	141,777	309
Newcrest Mining Ltd.	30,151	573
Northern Star Resources Ltd.	41,176	303
Orica Ltd.	14,952	149
QBE Insurance Group Ltd.	54,449	439
Ramsay Health Care Ltd.	6,497	306
REA Group Ltd.	1,954	248
SEEK Ltd.	11,935	297
Sonic Healthcare Ltd.	16,742	482
Stockland	87,126	306
Sydney Airport*	46,232	201
Telstra Corp. Ltd.	153,931	434
Transurban Group	99,743	1,067
Vicinity Centres	144,956	167
Woodside Petroleum Ltd.	35,763	596
		22,279
Austria – 0.1%
Erste Group Bank A.G.	10,375	380
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
Austria – 0.1%continued
OMV A.G.	5,462	$312
voestalpine A.G.	4,294	175
		867
Belgium – 0.2%
Etablissements Franz Colruyt N.V.	2,115	118
KBC Group N.V.	9,066	691
Solvay S.A., Class A	2,758	351
UCB S.A.	4,576	479
Umicore S.A.	7,073	432
		2,071
Canada – 3.9%
Agnico Eagle Mines Ltd.	8,952	541
Algonquin Power & Utilities Corp.	22,331	333
Alimentation Couche-Tard, Inc., Class B	30,975	1,138
Aurora Cannabis, Inc.(2) *	1	—
B2Gold Corp.	37,886	159
Ballard Power Systems, Inc.*	8,791	159
Bank of Montreal	23,661	2,425
Bank of Nova Scotia (The)	44,305	2,882
Brookfield Asset Management Reinsurance Partners Ltd., Class A*	324	17
Brookfield Asset Management, Inc., Class A	46,946	2,395
CAE, Inc.*	10,568	326
Cameco Corp.	13,974	268
Canadian Apartment Properties REIT	2,922	137
Canadian Imperial Bank of Commerce	16,464	1,874
Canadian National Railway Co.	26,152	2,759
Canadian Tire Corp. Ltd., Class A	2,078	329
Canopy Growth Corp.*	8,354	202
Enbridge, Inc.	74,241	2,972
FirstService Corp.	1,440	247
Fortis, Inc.	16,963	751
Franco-Nevada Corp.	6,978	1,013
Gildan Activewear, Inc.	7,193	265
Hydro One Ltd.	11,733	284
Intact Financial Corp.	5,806	789
Inter Pipeline Ltd.	14,177	230
Keyera Corp.	8,087	217
Kinross Gold Corp.	47,475	301
Loblaw Cos. Ltd.	6,429	396
Lululemon Athletica, Inc.*	4,568	1,667
Lundin Mining Corp.	24,864	224
Magna International, Inc.	10,512	973

NORTHERN FUNDS QUARTERLY REPORT     37    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
Canada – 3.9%continued
Manulife Financial Corp.	70,517	$1,388
Metro, Inc.	9,390	450
National Bank of Canada	12,192	912
Nutrien Ltd.	20,681	1,253
Parkland Corp.	5,378	174
Pembina Pipeline Corp.	19,941	634
Ritchie Bros. Auctioneers, Inc.	3,926	233
Rogers Communications, Inc., Class B	13,102	697
Shopify, Inc., Class A*	4,113	6,015
Sun Life Financial, Inc.	21,198	1,093
TELUS Corp.	15,281	343
Thomson Reuters Corp.	6,260	622
TMX Group Ltd.	2,100	222
Toromont Industries Ltd.	3,041	265
Wheaton Precious Metals Corp.	16,527	729
WSP Global, Inc.	4,200	490
		41,793
Chile – 0.0%
Antofagasta PLC	14,476	287
Denmark – 1.1%
Ambu A/S, Class B	6,195	238
Chr Hansen Holding A/S	3,937	355
Coloplast A/S, Class B	4,400	722
Demant A/S*	3,860	218
Genmab A/S*	2,427	990
GN Store Nord A/S	4,597	403
Novo Nordisk A/S, Class B	62,969	5,268
Novozymes A/S, Class B	7,707	582
Orsted A/S(3)	6,996	984
Pandora A/S	3,686	497
Tryg A/S	13,387	328
Vestas Wind Systems A/S	37,259	1,460
		12,045
Finland – 0.4%
Elisa OYJ	5,128	306
Kesko OYJ, Class B	9,947	367
Neste OYJ	15,741	964
Nordea Bank Abp	118,414	1,318
Orion OYJ, Class B	3,804	164
Stora Enso OYJ (Registered)	21,556	394
UPM-Kymmene OYJ	19,744	747
Wartsila OYJ Abp	16,444	244
		4,504
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
France – 3.2%
Accor S.A.*	6,052	$226
Air Liquide S.A.	17,453	3,058
Alstom S.A.*	10,312	521
Amundi S.A.	2,119	187
Atos S.E.	3,503	213
AXA S.A.	71,290	1,806
BNP Paribas S.A.	41,201	2,580
Bouygues S.A.	8,637	320
Bureau Veritas S.A.*	11,197	354
Carrefour S.A.	22,747	447
Cie Generale des Etablissements Michelin S.C.A.	6,172	985
CNP Assurances	5,963	101
Covivio	1,921	164
Danone S.A.	23,888	1,682
Eiffage S.A.	3,044	310
EssilorLuxottica S.A.	10,410	1,922
Eurazeo S.E.	1,407	123
Gecina S.A.	1,637	251
Kering S.A.	2,747	2,404
Klepierre S.A.	7,627	197
L'Oreal S.A.	9,213	4,108
Orange S.A.	73,875	843
Publicis Groupe S.A.	8,054	515
Schneider Electric S.E.	19,647	3,093
SEB S.A.	955	173
Societe Generale S.A.	29,978	883
Teleperformance	2,174	883
TotalEnergies S.E.	91,542	4,153
Unibail-Rodamco-Westfield*	4,596	398
Valeo	8,265	249
Vivendi S.A.	26,310	884
Wendel S.E.	908	122
		34,155
Germany – 2.5%
adidas A.G.	6,975	2,597
Allianz S.E. (Registered)	15,084	3,761
BASF S.E.	33,579	2,646
Bayerische Motoren Werke A.G.	12,152	1,287
Beiersdorf A.G.	3,620	437
Brenntag S.E.	5,708	531
Commerzbank A.G.*	36,211	257
Delivery Hero S.E.(3) *	5,802	767
Deutsche Boerse A.G.	6,930	1,210

EQUITY INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
Germany – 2.5%continued
Deutsche Post A.G. (Registered)	36,273	$2,468
Deutsche Wohnen S.E.	12,408	759
HeidelbergCement A.G.	5,407	464
Henkel A.G. & Co. KGaA	4,034	371
LANXESS A.G.	3,054	209
Merck KGaA	4,804	922
MTU Aero Engines A.G.	1,981	491
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,164	1,415
Puma S.E.	3,620	432
SAP S.E.	38,237	5,395
Symrise A.G.	4,705	656
Telefonica Deutschland Holding A.G.	39,725	105
Zalando S.E.(3) *	1,785	216
		27,396
Hong Kong – 0.5%
BOC Hong Kong Holdings Ltd.	136,000	461
ESR Cayman Ltd.*	73,200	247
Hang Seng Bank Ltd.	27,278	545
HKT Trust & HKT Ltd.	139,000	189
Hong Kong & China Gas Co. Ltd.	412,463	641
Hong Kong Exchanges & Clearing Ltd.	44,015	2,623
MTR Corp. Ltd.	58,126	324
Swire Pacific Ltd., Class A	18,000	122
Swire Properties Ltd.	42,678	127
		5,279
Ireland – 1.3%
Accenture PLC, Class A	23,193	6,837
Allegion PLC	3,439	479
Aptiv PLC*	9,857	1,551
CRH PLC	29,040	1,473
DCC PLC	3,466	284
Jazz Pharmaceuticals PLC*	2,235	397
Kerry Group PLC, Class A	5,928	828
Kingspan Group PLC	5,697	538
Trane Technologies PLC	8,703	1,603
		13,990
Israel – 0.1%
Bank Hapoalim B.M.*	40,586	326
Bank Leumi Le-Israel B.M.*	52,168	396
CyberArk Software Ltd.*	1,433	187
		909
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
Italy – 0.5%
Amplifon S.p.A.	4,679	$231
Assicurazioni Generali S.p.A.	41,222	826
Enel S.p.A.	297,659	2,766
Intesa Sanpaolo S.p.A.	604,632	1,669
Tenaris S.A.	16,463	180
		5,672
Japan – 7.2%
Aeon Co. Ltd.	24,100	647
Ajinomoto Co., Inc.	17,000	441
ANA Holdings, Inc.*	5,400	127
Asahi Kasei Corp.	46,000	504
Astellas Pharma, Inc.	67,400	1,173
Azbil Corp.	4,600	191
Bridgestone Corp.	21,000	955
Capcom Co. Ltd.	6,200	181
Casio Computer Co. Ltd.	7,100	119
Central Japan Railway Co.	5,400	819
Chugai Pharmaceutical Co. Ltd.	24,830	978
CyberAgent, Inc.	14,800	318
Dai Nippon Printing Co. Ltd.	8,100	171
Daifuku Co. Ltd.	3,600	327
Dai-ichi Life Holdings, Inc.	37,500	686
Daikin Industries Ltd.	9,200	1,713
Daiwa House Industry Co. Ltd.	20,500	615
Denso Corp.	16,100	1,098
East Japan Railway Co.	11,300	810
Eisai Co. Ltd.	8,805	860
ENEOS Holdings, Inc.	109,900	460
Fast Retailing Co. Ltd.	2,100	1,580
FUJIFILM Holdings Corp.	13,300	986
Fujitsu Ltd.	7,200	1,349
Hankyu Hanshin Holdings, Inc.	8,400	259
Hikari Tsushin, Inc.	800	140
Hirose Electric Co. Ltd.	1,200	175
Hitachi Construction Machinery Co. Ltd.	4,100	125
Hitachi Metals Ltd.*	8,100	155
Hoshizaki Corp.	2,000	170
Hoya Corp.	13,700	1,816
Hulic Co. Ltd.	10,100	114
Ibiden Co. Ltd.	3,900	210
Inpex Corp.	36,900	277
Isuzu Motors Ltd.	19,700	261
ITOCHU Corp.	43,700	1,256

NORTHERN FUNDS QUARTERLY REPORT     39    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
Japan – 7.2%continued
JFE Holdings, Inc.	17,800	$209
JSR Corp.	7,400	224
Kajima Corp.	16,300	206
Kansai Paint Co. Ltd.	6,500	166
Kao Corp.	17,800	1,095
KDDI Corp.	58,900	1,836
Keio Corp.	3,800	223
Kikkoman Corp.	5,400	356
Kobayashi Pharmaceutical Co. Ltd.	2,000	171
Komatsu Ltd.	32,200	800
Kubota Corp.	37,800	764
Kurita Water Industries Ltd.	3,500	168
Kyowa Kirin Co. Ltd.	9,900	350
Lawson, Inc.	1,900	88
Lixil Corp.	9,700	251
Marubeni Corp.	57,400	499
Mazda Motor Corp.*	20,200	190
Mercari, Inc.*	3,800	202
Mitsubishi Chemical Holdings Corp.	45,900	385
Mitsubishi Estate Co. Ltd.	44,500	719
Mitsui Chemicals, Inc.	6,700	231
Mitsui Fudosan Co. Ltd.	33,300	771
Miura Co. Ltd.	3,100	134
Mizuho Financial Group, Inc.	88,197	1,243
MS&AD Insurance Group Holdings, Inc.	16,600	479
Murata Manufacturing Co. Ltd.	21,245	1,621
Nabtesco Corp.	4,000	151
NEC Corp.	9,300	479
Nintendo Co. Ltd.	4,100	2,386
Nippon Building Fund, Inc.	53	331
Nippon Express Co. Ltd.	2,800	213
Nippon Paint Holdings Co. Ltd.	26,500	359
Nippon Yusen K.K.	5,900	299
Nissin Foods Holdings Co. Ltd.	2,300	166
Nitori Holdings Co. Ltd.	2,900	513
Nitto Denko Corp.	5,500	410
Nomura Holdings, Inc.	113,300	576
Nomura Real Estate Holdings, Inc.	3,800	96
Nomura Real Estate Master Fund, Inc.	166	266
Nomura Research Institute Ltd.	12,976	429
NSK Ltd.	13,600	115
NTT Data Corp.	23,200	362
Obayashi Corp.	22,500	179
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
Japan – 7.2%continued
Odakyu Electric Railway Co. Ltd.	10,500	$265
Omron Corp.	6,800	539
Oriental Land Co. Ltd.	7,400	1,054
ORIX Corp.	45,000	757
Orix JREIT, Inc.	102	196
Osaka Gas Co. Ltd.	14,300	265
Otsuka Corp.	4,200	220
Pan Pacific International Holdings Corp.	15,300	318
Panasonic Corp.	81,900	947
Recruit Holdings Co. Ltd.	49,700	2,446
Resona Holdings, Inc.	79,900	306
Rohm Co. Ltd.	3,100	287
SCSK Corp.	2,000	119
Secom Co. Ltd.	7,700	585
Sekisui Chemical Co. Ltd.	13,900	237
Sekisui House Ltd.	22,800	467
Seven & i Holdings Co. Ltd.	28,000	1,335
SG Holdings Co. Ltd.	11,800	309
Sharp Corp.	7,000	115
Shimadzu Corp.	8,700	336
Shimizu Corp.	20,000	153
Shin-Etsu Chemical Co. Ltd.	13,100	2,190
Shionogi & Co. Ltd.	9,500	495
Shiseido Co. Ltd.	14,800	1,088
SoftBank Corp.	104,700	1,370
Sohgo Security Services Co. Ltd.	2,500	114
Sompo Holdings, Inc.	11,700	431
Sony Group Corp.	46,200	4,484
Stanley Electric Co. Ltd.	4,633	134
Sumitomo Chemical Co. Ltd.	53,600	283
Sumitomo Metal Mining Co. Ltd.	9,100	354
Sumitomo Mitsui Trust Holdings, Inc.	12,400	392
Suntory Beverage & Food Ltd.	4,800	180
Sysmex Corp.	6,042	714
T&D Holdings, Inc.	19,400	252
Taisei Corp.	6,900	226
Takeda Pharmaceutical Co. Ltd.	57,700	1,938
TDK Corp.	4,700	571
Terumo Corp.	23,800	964
Tobu Railway Co. Ltd.	6,900	178
Toho Gas Co. Ltd.	2,700	132
Tokyo Century Corp.	1,500	81
Tokyo Electron Ltd.	5,500	2,368
Tokyo Gas Co. Ltd.	13,400	252

EQUITY INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
Japan – 7.2%continued
Tokyu Corp.	17,600	$239
Toray Industries, Inc.	49,600	329
TOTO Ltd.	5,200	269
Toyo Suisan Kaisha Ltd.	3,300	127
Unicharm Corp.	14,600	587
USS Co. Ltd.	7,700	134
West Japan Railway Co.	6,000	342
Yakult Honsha Co. Ltd.	4,700	266
Yamada Holdings Co. Ltd.	23,260	107
Yamaha Corp.	4,900	266
Yamaha Motor Co. Ltd.	10,200	277
Yaskawa Electric Corp.	8,300	405
Yokogawa Electric Corp.	8,200	122
Z Holdings Corp.	98,500	494
ZOZO, Inc.	4,200	143
		77,331
Jersey – 0.1%
Novocure Ltd.*	3,400	754
Netherlands – 1.9%
Aegon N.V.	64,437	267
Akzo Nobel N.V.	7,003	865
ASML Holding N.V.	15,350	10,569
ING Groep N.V.	143,557	1,899
JDE Peet's N.V.*	2,744	100
Koninklijke Ahold Delhaize N.V.	37,953	1,128
Koninklijke DSM N.V.	6,270	1,171
Koninklijke KPN N.V.	126,840	396
Koninklijke Vopak N.V.	2,643	120
NN Group N.V.	10,692	504
Prosus N.V.*	17,982	1,760
Randstad N.V.	4,435	339
Wolters Kluwer N.V.	9,700	975
		20,093
New Zealand – 0.2%
Auckland International Airport Ltd.*	48,687	247
Fisher & Paykel Healthcare Corp. Ltd.	20,616	449
Mercury NZ Ltd.	25,535	119
Meridian Energy Ltd.	47,332	176
Ryman Healthcare Ltd.	15,451	142
Spark New Zealand Ltd.	67,788	227
Xero Ltd.*	4,875	501
		1,861
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
Norway – 0.2%
DNB ASA	34,557	$753
Mowi ASA	16,261	414
Norsk Hydro ASA	47,330	302
Orkla ASA	26,797	273
Telenor ASA	25,571	431
		2,173
Portugal – 0.0%
Banco Espirito Santo S.A. (Registered)(4) *	29,034	—
Galp Energia SGPS S.A.	17,768	193
Jeronimo Martins SGPS S.A.	8,660	158
		351
Singapore – 0.4%
CapitaLand Integrated Commercial Trust	163,567	254
CapitaLand Ltd.	98,958	273
City Developments Ltd.	12,700	69
DBS Group Holdings Ltd.	67,586	1,500
Keppel Corp. Ltd.	51,400	209
Oversea-Chinese Banking Corp. Ltd.	124,300	1,106
Singapore Airlines Ltd.*	48,400	175
Singapore Exchange Ltd.	28,800	240
Singapore Telecommunications Ltd.	306,000	522
UOL Group Ltd.	16,482	90
		4,438
Spain – 0.7%
Banco Bilbao Vizcaya Argentaria S.A.*	243,297	1,513
CaixaBank S.A.	163,476	502
Iberdrola S.A.	211,637	2,579
Industria de Diseno Textil S.A.	39,836	1,404
Naturgy Energy Group S.A.	10,343	266
Red Electrica Corp. S.A.	15,502	288
Repsol S.A.	54,702	686
		7,238
Sweden – 1.1%
Alfa Laval AB	11,591	410
Assa Abloy AB, Class B	36,995	1,115
Atlas Copco AB, Class A	24,918	1,526
Atlas Copco AB, Class B	13,795	726
Boliden AB	10,171	391
Electrolux AB, Class B	8,210	228
Essity AB, Class B	21,808	723
Evolution AB	6,266	991

NORTHERN FUNDS QUARTERLY REPORT     41    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
Sweden – 1.1%continued
Hennes & Mauritz AB, Class B*	26,957	$640
Husqvarna AB, Class B	15,107	201
ICA Gruppen AB	3,608	168
Nibe Industrier AB, Class B	52,542	553
Sandvik AB	41,003	1,047
SKF AB, Class B	14,310	365
Svenska Cellulosa AB S.C.A., Class B	22,331	366
Tele2 AB, Class B	17,864	243
Telefonaktiebolaget LM Ericsson, Class B	106,348	1,337
Telia Co. AB	98,565	437
		11,467
Switzerland – 3.0%
ABB Ltd. (Registered)	63,358	2,151
Adecco Group A.G. (Registered)	5,806	395
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	37	368
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	4	419
Chubb Ltd.	16,476	2,619
Cie Financiere Richemont S.A., Class A (Registered)	19,099	2,312
Clariant A.G. (Registered)	7,414	147
Coca-Cola HBC A.G. - CDI*	7,174	259
Garmin Ltd.	5,642	816
Geberit A.G. (Registered)	1,363	1,023
Givaudan S.A. (Registered)	337	1,567
Kuehne + Nagel International A.G. (Registered)	1,991	682
Lonza Group A.G. (Registered)	2,718	1,927
Roche Holding A.G. (Genusschein)	25,720	9,693
SGS S.A. (Registered)	225	694
Sika A.G. (Registered)	5,165	1,689
Sonova Holding A.G. (Registered)	2,033	765
Straumann Holding A.G. (Registered)	375	598
Swiss Life Holding A.G. (Registered)	1,179	573
Swiss Re A.G.	11,163	1,006
Swisscom A.G. (Registered)	963	550
Vifor Pharma A.G.	1,807	234
Zurich Insurance Group A.G.	5,487	2,200
		32,687
United Kingdom – 4.8%
Amcor PLC	58,093	666
Ashtead Group PLC	16,564	1,230
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
United Kingdom – 4.8%continued
Associated British Foods PLC	12,945	$397
AstraZeneca PLC	48,082	5,770
Barratt Developments PLC	38,247	368
Berkeley Group Holdings (The) PLC	4,471	285
British Land (The) Co. PLC	31,361	215
BT Group PLC*	324,210	871
Burberry Group PLC*	15,258	437
CNH Industrial N.V.	36,885	609
Coca-Cola Europacific Partners PLC	7,569	449
Compass Group PLC*	65,344	1,378
Croda International PLC	5,017	512
Ferguson PLC	8,402	1,170
GlaxoSmithKline PLC	184,361	3,622
IHS Markit Ltd.	13,744	1,548
Informa PLC*	56,192	391
InterContinental Hotels Group PLC*	6,536	436
Intertek Group PLC	6,004	460
J Sainsbury PLC	62,168	234
JD Sports Fashion PLC	18,542	236
Johnson Matthey PLC	7,075	301
Kingfisher PLC	77,948	393
Legal & General Group PLC	215,428	767
Linde PLC	19,153	5,537
Lloyds Banking Group PLC	2,588,313	1,674
Mondi PLC	17,848	470
National Grid PLC	130,260	1,659
Next PLC*	4,856	528
Pentair PLC	6,209	419
Reckitt Benckiser Group PLC	26,062	2,307
RELX PLC (London Exchange)	70,796	1,881
Rentokil Initial PLC	67,150	460
Schroders PLC	4,371	213
Segro PLC	44,100	668
Spirax-Sarco Engineering PLC	2,652	500
St. James's Place PLC	20,146	412
Standard Chartered PLC	99,423	633
Standard Life Aberdeen PLC	78,155	293
Taylor Wimpey PLC	133,070	293
Tesco PLC	282,778	873
Unilever PLC (London Exchange)	96,296	5,632
Vodafone Group PLC	979,162	1,647
Whitbread PLC*	7,296	316
Willis Towers Watson PLC	4,756	1,094

EQUITY INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
United Kingdom – 4.8%continued
Wm Morrison Supermarkets PLC	87,371	$298
WPP PLC	45,334	614
		51,166
United States – 63.0%
3M Co.	21,191	4,209
ABIOMED, Inc.*	1,677	523
Activision Blizzard, Inc.	28,279	2,699
Adobe, Inc.*	17,516	10,258
Advance Auto Parts, Inc.	2,406	494
Aflac, Inc.	24,078	1,292
Agilent Technologies, Inc.	11,089	1,639
Align Technology, Inc.*	2,728	1,667
Allstate (The) Corp.	11,040	1,440
Ally Financial, Inc.	13,519	674
Alphabet, Inc., Class A*	11,004	26,869
Alphabet, Inc., Class C*	10,808	27,088
AMERCO	336	198
American Express Co.	25,052	4,139
American Financial Group, Inc.	2,739	342
American International Group, Inc.	31,764	1,512
American Tower Corp.	16,271	4,395
American Water Works Co., Inc.	6,708	1,034
Ameriprise Financial, Inc.	4,272	1,063
AmerisourceBergen Corp.	5,663	648
Amgen, Inc.	21,136	5,152
Annaly Capital Management, Inc.	51,281	455
ANSYS, Inc.*	3,208	1,113
Aon PLC, Class A	8,255	1,971
Applied Materials, Inc.	33,588	4,783
Arch Capital Group Ltd.*	15,027	585
Arthur J. Gallagher & Co.	7,008	982
Assurant, Inc.	2,098	328
Atmos Energy Corp.	4,672	449
Autodesk, Inc.*	8,026	2,343
Automatic Data Processing, Inc.	15,786	3,135
Baker Hughes Co.	26,943	616
Ball Corp.	11,855	961
Bank of New York Mellon (The) Corp.	30,419	1,558
Baxter International, Inc.	18,637	1,500
Best Buy Co., Inc.	8,628	992
Biogen, Inc.*	5,575	1,930
BioMarin Pharmaceutical, Inc.*	6,521	544
Bio-Techne Corp.	1,433	645
BlackRock, Inc.	5,583	4,885
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
United States – 63.0%continued
Booking Holdings, Inc.*	1,498	$3,278
BorgWarner, Inc.	8,701	422
Boston Properties, Inc.	5,483	628
Bristol-Myers Squibb Co.	81,983	5,478
Bunge Ltd.	5,016	392
Burlington Stores, Inc.*	2,456	791
C.H. Robinson Worldwide, Inc.	5,022	470
Cable One, Inc.	201	384
Cadence Design Systems, Inc.*	10,168	1,391
Campbell Soup Co.	7,268	331
Cardinal Health, Inc.	10,857	620
Carlyle Group (The), Inc.	5,898	274
CarMax, Inc.*	5,884	760
Catalent, Inc.*	6,286	680
Caterpillar, Inc.	19,959	4,344
Cboe Global Markets, Inc.	4,006	477
CBRE Group, Inc., Class A*	12,368	1,060
Centene Corp.*	21,386	1,560
CenterPoint Energy, Inc.	20,361	499
Cerner Corp.	10,977	858
Charles Schwab (The) Corp.	53,212	3,874
Cheniere Energy, Inc.*	8,867	769
Cigna Corp.	12,969	3,075
Cisco Systems, Inc.	154,559	8,192
Citizens Financial Group, Inc.	15,549	713
Citrix Systems, Inc.	4,543	533
Clorox (The) Co.	4,650	837
CME Group, Inc.	13,123	2,791
Coca-Cola (The) Co.	149,867	8,109
Cognex Corp.	6,299	529
Colgate-Palmolive Co.	29,446	2,395
Conagra Brands, Inc.	18,038	656
Consolidated Edison, Inc.	12,653	907
Copart, Inc.*	7,856	1,036
Crown Castle International Corp.	15,787	3,080
CSX Corp.	84,501	2,711
Cummins, Inc.	5,453	1,330
Darden Restaurants, Inc.	4,833	706
DaVita, Inc.*	2,558	308
Deere & Co.	10,892	3,842
Delta Air Lines, Inc.*	5,629	244
DENTSPLY SIRONA, Inc.	8,052	509
DexCom, Inc.*	3,544	1,513
Discover Financial Services	11,174	1,322

NORTHERN FUNDS QUARTERLY REPORT     43    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
United States – 63.0%continued
Discovery, Inc., Class A*	5,988	$184
Discovery, Inc., Class C*	11,232	326
Domino's Pizza, Inc.	1,414	660
Dover Corp.	5,210	785
DuPont de Nemours, Inc.	19,773	1,531
Eaton Corp. PLC	14,532	2,153
eBay, Inc.	25,094	1,762
Ecolab, Inc.	9,377	1,931
Edison International	14,034	811
Edwards Lifesciences Corp.*	22,781	2,359
Electronic Arts, Inc.	10,496	1,510
Eli Lilly & Co.	29,833	6,847
Equinix, Inc.	3,281	2,633
Equitable Holdings, Inc.	14,482	441
Equity Residential	13,042	1,004
Erie Indemnity Co., Class A	909	176
Essential Utilities, Inc.	8,325	380
Estee Lauder (The) Cos., Inc., Class A	8,399	2,672
Eversource Energy	12,410	996
Expeditors International of Washington, Inc.	6,277	795
FactSet Research Systems, Inc.	1,412	474
Fastenal Co.	20,818	1,083
First Republic Bank	6,419	1,201
Fortive Corp.	11,838	826
Fortune Brands Home & Security, Inc.	4,986	497
Franklin Resources, Inc.	11,179	358
Generac Holdings, Inc.*	2,317	962
General Mills, Inc.	22,526	1,373
Genuine Parts Co.	5,337	675
Gilead Sciences, Inc.	46,128	3,176
Hartford Financial Services Group (The), Inc.	13,254	821
Hasbro, Inc.	4,817	455
HCA Healthcare, Inc.	9,989	2,065
Healthpeak Properties, Inc.	19,534	650
Hewlett Packard Enterprise Co.	47,823	697
Hilton Worldwide Holdings, Inc.*	10,128	1,222
Hologic, Inc.*	9,496	634
Home Depot (The), Inc.	39,421	12,571
Horizon Therapeutics PLC*	7,852	735
Hormel Foods Corp.	10,986	525
Host Hotels & Resorts, Inc.*	25,499	436
Howmet Aerospace, Inc.*	14,175	489
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
United States – 63.0%continued
HP, Inc.	45,939	$1,387
Humana, Inc.	4,700	2,081
Huntington Bancshares, Inc.	54,051	771
IDEX Corp.	2,829	623
IDEXX Laboratories, Inc.*	3,159	1,995
Illinois Tool Works, Inc.	11,563	2,585
Illumina, Inc.*	5,383	2,547
Insulet Corp.*	2,443	671
Intel Corp.	148,836	8,356
Intercontinental Exchange, Inc.	20,517	2,435
International Business Machines Corp.	32,956	4,831
International Flavors & Fragrances, Inc.	9,171	1,370
International Paper Co.	13,727	842
Interpublic Group of (The) Cos., Inc.	14,336	466
Intuit, Inc.	10,012	4,908
Invesco Ltd.	14,255	381
J.M. Smucker (The) Co.	4,046	524
Johnson & Johnson	96,242	15,855
Johnson Controls International PLC	26,284	1,804
Kansas City Southern	3,349	949
Kellogg Co.	9,504	611
Keurig Dr. Pepper, Inc.	25,964	915
KeyCorp	35,456	732
Keysight Technologies, Inc.*	6,744	1,041
Kimberly-Clark Corp.	12,356	1,653
Kroger (The) Co.	26,666	1,022
Laboratory Corp. of America Holdings*	3,601	993
Lam Research Corp.	5,229	3,403
Lamb Weston Holdings, Inc.	5,396	435
Lennox International, Inc.	1,255	440
Lincoln National Corp.	6,698	421
LKQ Corp.*	10,738	529
Loews Corp.	8,074	441
Lowe's Cos., Inc.	26,756	5,190
LyondellBasell Industries N.V., Class A	9,827	1,011
M&T Bank Corp.	4,746	690
Marathon Petroleum Corp.	23,718	1,433
MarketAxess Holdings, Inc.	1,403	650
Marsh & McLennan Cos., Inc.	18,677	2,627
Masco Corp.	9,429	555
Mastercard, Inc., Class A	32,466	11,853
McCormick & Co., Inc. (Non Voting)	9,056	800
McDonald's Corp.	27,300	6,306

EQUITY INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
United States – 63.0%continued
Merck & Co., Inc.	92,614	$7,203
Mettler-Toledo International, Inc.*	865	1,198
Microsoft Corp.	262,405	71,086
Mohawk Industries, Inc.*	2,153	414
Moody's Corp.	6,237	2,260
Morgan Stanley	51,651	4,736
Mosaic (The) Co.	13,351	426
Motorola Solutions, Inc.	6,239	1,353
Nasdaq, Inc.	4,282	753
Newell Brands, Inc.	14,077	387
Newmont Corp.	29,144	1,847
NIKE, Inc., Class B	46,552	7,192
Norfolk Southern Corp.	9,210	2,444
Northern Trust Corp.(5)	7,307	845
NVIDIA Corp.	22,671	18,139
NVR, Inc.*	127	632
Okta, Inc.*	4,386	1,073
Omnicom Group, Inc.	7,902	632
ONEOK, Inc.	16,378	911
Owens Corning	3,842	376
PACCAR, Inc.	12,784	1,141
PepsiCo, Inc.	50,477	7,479
Phillips 66	15,929	1,367
PNC Financial Services Group (The), Inc.	15,513	2,959
Pool Corp.	1,487	682
PPG Industries, Inc.	8,720	1,480
Principal Financial Group, Inc.	9,897	625
Procter & Gamble (The) Co.	90,134	12,162
Progressive (The) Corp.	21,523	2,114
Prologis, Inc.	27,067	3,235
Prudential Financial, Inc.	14,696	1,506
Quest Diagnostics, Inc.	4,844	639
Raymond James Financial, Inc.	4,585	596
Regions Financial Corp.	35,435	715
Reinsurance Group of America, Inc.	2,505	286
ResMed, Inc.	5,353	1,320
Robert Half International, Inc.	4,039	359
Rockwell Automation, Inc.	4,210	1,204
Roper Technologies, Inc.	3,829	1,800
S&P Global, Inc.	8,861	3,637
salesforce.com, Inc.*	33,604	8,208
Schlumberger N.V.	51,700	1,655
Sempra Energy	11,648	1,543
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
United States – 63.0%continued
Sherwin-Williams (The) Co.	9,332	$2,543
Sirius XM Holdings, Inc.	38,052	249
Snap-on, Inc.	1,992	445
Stanley Black & Decker, Inc.	5,926	1,215
Starbucks Corp.	43,040	4,812
State Street Corp.	12,754	1,049
Steel Dynamics, Inc.	7,525	449
STERIS PLC	3,649	753
SVB Financial Group*	1,884	1,048
T. Rowe Price Group, Inc.	8,354	1,654
Take-Two Interactive Software, Inc.*	4,256	753
Target Corp.	18,328	4,431
Teladoc Health, Inc.*	4,990	830
Teledyne Technologies, Inc.*	1,702	713
Teleflex, Inc.	1,723	692
Tesla, Inc.*	28,126	19,117
Texas Instruments, Inc.	33,672	6,475
Thermo Fisher Scientific, Inc.	14,406	7,267
TJX (The) Cos., Inc.	43,901	2,960
Tractor Supply Co.	4,294	799
Travelers (The) Cos., Inc.	9,206	1,378
Trimble, Inc.*	9,361	766
Truist Financial Corp.	49,279	2,735
U.S. Bancorp	52,200	2,974
UGI Corp.	7,724	358
Union Pacific Corp.	24,521	5,393
United Parcel Service, Inc., Class B	26,352	5,480
United Rentals, Inc.*	2,659	848
Vail Resorts, Inc.*	1,440	456
Valero Energy Corp.	15,059	1,176
Verizon Communications, Inc.	151,475	8,487
Vertex Pharmaceuticals, Inc.*	9,483	1,912
VF Corp.	12,265	1,006
Visa, Inc., Class A	62,103	14,521
VMware, Inc., Class A*	3,016	482
Voya Financial, Inc.	4,482	276
W.W. Grainger, Inc.	1,650	723
Walt Disney (The) Co.*	66,462	11,682
Waste Management, Inc.	15,452	2,165
Waters Corp.*	2,232	771
Welltower, Inc.	15,146	1,259
West Pharmaceutical Services, Inc.	2,681	963
Western Union (The) Co.	14,607	336
Weyerhaeuser Co.	27,574	949

NORTHERN FUNDS QUARTERLY REPORT     45    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% (1)continued
United States – 63.0%continued
Williams (The) Cos., Inc.	44,321	$1,177
Workday, Inc., Class A*	6,560	1,566
Xylem, Inc.	6,657	799
Zebra Technologies Corp., Class A*	1,973	1,045
Zoetis, Inc.	17,371	3,237
		676,594
Total Common Stocks
(Cost $676,054)		1,059,970

PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Bayerische Motoren Werke A.G., 2.57%(6)	2,173	195
Henkel A.G. & Co. KGaA, 2.09%(6)	6,309	666
		861
Total Preferred Stocks
(Cost $683)		861

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.0%
Singapore – 0.0%
Singapore Airlines Ltd.,
0.00%, 6/8/30 (SGD)(7)	$101	$76
Total Convertible Bonds
(Cost $76)		76

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	5,673,267	$5,673
Total Investment Companies
(Cost $5,673)		5,673

Total Investments – 99.3%
(Cost $682,486)		1,066,580
Other Assets less Liabilities – 0.7%		7,922
Net Assets – 100.0%		$1,074,502

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Investment in affiliate.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Zero coupon bond.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)

SGD - Singapore Dollar
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Danish Krone	1,220	United States Dollar	199	9/15/21	$4
Citibank	Australian Dollar	178	United States Dollar	138	9/15/21	4
Citibank	British Pound	280	United States Dollar	396	9/15/21	9
Citibank	Hong Kong Dollar	1,674	United States Dollar	216	9/15/21	—*

EQUITY INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	Swedish Krona	1,168	United States Dollar	141	9/15/21	$5
JPMorgan Chase	Euro	535	United States Dollar	653	9/15/21	17
JPMorgan Chase	Japanese Yen	21,787	United States Dollar	199	9/15/21	3
Morgan Stanley	Australian Dollar	230	United States Dollar	178	9/15/21	5
Morgan Stanley	Japanese Yen	9,380	United States Dollar	85	9/15/21	1
Morgan Stanley	Swiss Franc	173	United States Dollar	193	9/15/21	6
Toronto-Dominion Bank	Canadian Dollar	266	United States Dollar	220	9/15/21	5
Subtotal Appreciation						59
Citibank	United States Dollar	111	Danish Krone	678	9/15/21	(2)
JPMorgan Chase	United States Dollar	304	Euro	250	9/15/21	(7)
JPMorgan Chase	United States Dollar	299	Japanese Yen	32,760	9/15/21	(4)
Morgan Stanley	United States Dollar	157	Canadian Dollar	190	9/15/21	(4)
Subtotal Depreciation						(17)
Total						$42

*	Amounts round to less than a thousand.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	37	$7,934	Long	9/21	$122
Euro Stoxx 50 (Euro)	39	1,875	Long	9/21	(25)
FTSE 100 Index (British Pound)	2	193	Long	9/21	(1)
S&P/TSX 60 Index (Canadian Dollar)	3	582	Long	9/21	5
SPI 200 Index (Australian Dollar)	4	542	Long	9/21	3
Topix Index (Japanese Yen)	6	1,049	Long	9/21	(9)
Total					$95
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Communication Services	9.2%
Consumer Discretionary	11.8
Consumer Staples	7.0
Energy	2.0
Financials	13.6
Health Care	13.1
Industrials	10.7
Information Technology	22.0
Materials	4.9
Real Estate	2.7
Short-Term Investments	0.5
Utilities	1.8
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	66.2%
Euro	9.8
Japanese Yen	7.2
All other currencies less than 5%	16.1
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2021:

NORTHERN FUNDS QUARTERLY REPORT     47    EQUITY INDEX FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued	June 30, 2021 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$2,570	$—	$—	$2,570
Canada	41,793	—	—	41,793
Hong Kong	3,904	1,375	—	5,279
Ireland	10,867	3,123	—	13,990
Israel	187	722	—	909
Jersey	754	—	—	754
Switzerland	3,435	29,252	—	32,687
United Kingdom	9,713	41,453	—	51,166
United States	676,594	—	—	676,594
All Other Countries(1)	—	234,228	—	234,228
Total Common Stocks	749,817	310,153	—	1,059,970
Convertible Bonds	—	76	—	76
Preferred Stocks	—	861	—	861
Investment Companies	5,673	—	—	5,673
Total Investments	$755,490	$311,090	$—	$1,066,580
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$59	$—	$59
Futures Contracts	95	—	—	95
Liabilities
Forward Foreign Currency Exchange Contracts	—	(17)	—	(17)
Total Other Financial Instruments	$95	$42	$—	$137

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,721	$32,072	$39,120	$—	$—	$5,673	5,673,267
Northern Trust Corp.	752	19	—	74	5	845	7,307
Total	$13,473	$32,091	$39,120	$74	$5	$6,518	5,680,574
EQUITY INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)
Australia – 7.2%
Afterpay Ltd.*	70,870	$6,272
AGL Energy Ltd.	199,196	1,222
Ampol Ltd.	80,001	1,693
APA Group	392,036	2,612
Aristocrat Leisure Ltd.	185,752	6,001
ASX Ltd.	62,976	3,671
Aurizon Holdings Ltd.	611,780	1,708
AusNet Services Ltd.	615,432	806
Australia & New Zealand Banking Group Ltd.	926,763	19,522
BGP Holdings PLC(2) (3) (4) *	1,085,479	—
BHP Group Ltd.	959,043	34,787
BHP Group PLC	688,368	20,290
BlueScope Steel Ltd.	161,841	2,660
Brambles Ltd.	481,298	4,129
Cochlear Ltd.	21,315	4,024
Coles Group Ltd.	441,447	5,659
Commonwealth Bank of Australia	577,369	43,177
Computershare Ltd.	172,646	2,196
Crown Resorts Ltd.*	127,758	1,143
CSL Ltd.	148,188	31,701
Dexus	348,697	2,790
Domino's Pizza Enterprises Ltd.	20,018	1,810
Endeavour Group Ltd.*	413,331	1,950
Evolution Mining Ltd.	562,100	1,903
Fortescue Metals Group Ltd.	552,830	9,675
Goodman Group	544,366	8,601
GPT Group (The)	649,849	2,380
Insurance Australia Group Ltd.	812,637	3,135
Lendlease Corp. Ltd.	219,879	1,890
Macquarie Group Ltd.	112,344	13,177
Magellan Financial Group Ltd.	45,818	1,851
Medibank Pvt Ltd.	874,979	2,072
Mirvac Group	1,262,343	2,752
National Australia Bank Ltd.	1,073,072	21,062
Newcrest Mining Ltd.	264,712	5,034
Northern Star Resources Ltd.	362,168	2,665
Oil Search Ltd.	628,722	1,797
Orica Ltd.	135,640	1,352
Origin Energy Ltd.	588,075	1,981
Qantas Airways Ltd.*	294,988	1,034
QBE Insurance Group Ltd.	477,487	3,851
Ramsay Health Care Ltd.	60,071	2,831
REA Group Ltd.	17,800	2,257
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Australia – 7.2%continued
Reece Ltd.	96,060	$1,706
Rio Tinto Ltd.	121,624	11,552
Santos Ltd.	628,579	3,353
Scentre Group	1,710,458	3,498
SEEK Ltd.	107,724	2,678
Sonic Healthcare Ltd.	145,583	4,192
South32 Ltd.	1,548,596	3,403
Stockland	765,758	2,690
Suncorp Group Ltd.	411,550	3,419
Sydney Airport*	422,536	1,835
Tabcorp Holdings Ltd.	709,776	2,750
Telstra Corp. Ltd.	1,336,157	3,768
Transurban Group	898,209	9,608
Treasury Wine Estates Ltd.	234,142	2,051
Vicinity Centres	1,237,244	1,428
Washington H Soul Pattinson & Co. Ltd.	34,737	879
Wesfarmers Ltd.	370,372	16,408
Westpac Banking Corp.	1,197,749	23,081
WiseTech Global Ltd.	47,156	1,129
Woodside Petroleum Ltd.	312,572	5,208
Woolworths Group Ltd.	413,331	11,805
		407,564
Austria – 0.2%
Erste Group Bank A.G.	90,051	3,301
OMV A.G.	48,436	2,763
Raiffeisen Bank International A.G.	48,529	1,098
Verbund A.G.	22,084	2,033
voestalpine A.G.	37,040	1,508
		10,703
Belgium – 0.9%
Ageas S.A./N.V.	57,213	3,173
Anheuser-Busch InBev S.A./N.V.	248,678	17,908
Elia Group S.A./N.V.	9,981	1,053
Etablissements Franz Colruyt N.V.	17,651	987
Groupe Bruxelles Lambert S.A.	36,381	4,069
KBC Group N.V.	81,603	6,216
Proximus S.A.DP	48,436	936
Sofina S.A.	4,895	2,113
Solvay S.A., Class A	23,738	3,022
UCB S.A.	40,554	4,240
Umicore S.A.	63,176	3,862
		47,579

NORTHERN FUNDS QUARTERLY REPORT     49    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Chile – 0.1%
Antofagasta PLC	126,217	$2,507
Denmark – 2.5%
Ambu A/S, Class B	53,763	2,066
AP Moller - Maersk A/S, Class A	1,004	2,790
AP Moller - Maersk A/S, Class B	2,034	5,849
Carlsberg A/S, Class B	33,698	6,291
Chr Hansen Holding A/S	33,754	3,047
Coloplast A/S, Class B	38,914	6,388
Danske Bank A/S	221,072	3,886
Demant A/S*	37,193	2,100
DSV Panalpina A/S	67,526	15,744
Genmab A/S*	21,535	8,784
GN Store Nord A/S	41,154	3,604
Novo Nordisk A/S, Class B	561,487	46,975
Novozymes A/S, Class B	68,277	5,153
Orsted A/S(5)	61,248	8,617
Pandora A/S	32,079	4,323
ROCKWOOL International A/S, Class B	2,816	1,374
Tryg A/S	117,951	2,895
Vestas Wind Systems A/S	329,791	12,923
		142,809
Finland – 1.2%
Elisa OYJ	45,373	2,707
Fortum OYJ	143,337	3,953
Kesko OYJ, Class B	89,539	3,308
Kone OYJ, Class B	111,164	9,070
Neste OYJ	137,047	8,397
Nokia OYJ*	1,759,502	9,422
Nordea Bank Abp	1,061,268	11,809
Orion OYJ, Class B	34,192	1,470
Sampo OYJ, Class A	163,421	7,515
Stora Enso OYJ (Registered)	192,617	3,516
UPM-Kymmene OYJ	173,386	6,559
Wartsila OYJ Abp	156,207	2,320
		70,046
France – 11.0%
Accor S.A.*	56,394	2,107
Aeroports de Paris*	9,480	1,236
Air Liquide S.A.	154,575	27,085
Airbus S.E.*	191,419	24,651
Alstom S.A.*	91,311	4,614
Amundi S.A.	19,295	1,700
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
France – 11.0%continued
Arkema S.A.	20,279	$2,546
Atos S.E.	31,896	1,941
AXA S.A.	631,160	15,990
BioMerieux	13,166	1,530
BNP Paribas S.A.	367,085	22,988
Bollore S.A.	283,446	1,520
Bouygues S.A.	74,413	2,755
Bureau Veritas S.A.*	96,895	3,067
Capgemini S.E.	52,845	10,162
Carrefour S.A.	196,655	3,868
Cie de Saint-Gobain	164,386	10,838
Cie Generale des Etablissements Michelin S.C.A.	55,740	8,896
CNP Assurances	54,298	923
Covivio	16,616	1,422
Credit Agricole S.A.	408,627	5,719
Danone S.A.	212,900	14,994
Dassault Aviation S.A.	777	915
Dassault Systemes S.E.	43,365	10,520
Edenred	81,320	4,635
Eiffage S.A.	27,051	2,754
Electricite de France S.A.	156,333	2,135
Engie S.A.	590,449	8,095
EssilorLuxottica S.A.	93,135	17,197
Eurazeo S.E.	12,643	1,101
Eurofins Scientific S.E.*	43,317	4,953
Faurecia S.E.	30,396	1,493
Faurecia S.E. (Italian Exchange)	7,318	358
Gecina S.A.	14,807	2,269
Getlink S.E.	141,308	2,204
Hermes International	10,357	15,101
Iliad S.A.	4,810	705
Ipsen S.A.	12,382	1,288
Kering S.A.	24,453	21,398
Klepierre S.A.	67,877	1,750
La Francaise des Jeux S.A.E.M	31,362	1,844
Legrand S.A.	87,467	9,263
L'Oreal S.A.	82,133	36,624
LVMH Moet Hennessy Louis Vuitton S.E.	90,539	71,088
Orange S.A.	653,013	7,447
Orpea S.A.*	17,005	2,163
Pernod Ricard S.A.	68,562	15,218
Publicis Groupe S.A.	72,659	4,650
Remy Cointreau S.A.	7,200	1,487

EQUITY INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
France – 11.0%continued
Renault S.A.*	61,838	$2,500
Safran S.A.	111,718	15,500
Sanofi	369,636	38,733
Sartorius Stedim Biotech	8,866	4,194
Schneider Electric S.E.	176,057	27,714
SCOR S.E.*	50,724	1,614
SEB S.A.	9,089	1,643
Societe Generale S.A.	264,273	7,782
Sodexo S.A.*	28,357	2,648
Suez S.A.*	109,881	2,612
Teleperformance	19,344	7,852
Thales S.A.	34,323	3,504
TotalEnergies S.E.	814,756	36,963
Ubisoft Entertainment S.A.*	29,690	2,079
Unibail-Rodamco-Westfield*	26,509	2,296
Unibail-Rodamco-Westfield - CDI*	284,960	1,211
Valeo	73,835	2,224
Veolia Environnement S.A.	176,109	5,321
Vinci S.A.	174,002	18,580
Vivendi S.A.	232,261	7,804
Wendel S.E.	8,624	1,159
Worldline S.A.*	77,327	7,245
		620,385
Germany – 8.6%
adidas A.G.	62,147	23,142
Allianz S.E. (Registered)	134,509	33,538
Aroundtown S.A.	325,814	2,538
BASF S.E.	299,454	23,598
Bayer A.G. (Registered)	320,206	19,450
Bayerische Motoren Werke A.G.	108,502	11,494
Bechtle A.G.	8,716	1,621
Beiersdorf A.G.	32,304	3,899
Brenntag S.E.	50,919	4,735
Carl Zeiss Meditec A.G. (Bearer)	12,798	2,473
Commerzbank A.G.*	334,988	2,377
Continental A.G.	36,399	5,353
Covestro A.G.(5)	63,497	4,101
Daimler A.G. (Registered)	279,030	24,926
Delivery Hero S.E.(5) *	51,282	6,776
Deutsche Bank A.G. (Registered)*	674,622	8,788
Deutsche Boerse A.G.	61,613	10,755
Deutsche Lufthansa A.G. (Registered)*	95,516	1,075
Deutsche Post A.G. (Registered)	323,095	21,984
Deutsche Telekom A.G. (Registered)	1,087,309	22,987
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Germany – 8.6%continued
Deutsche Wohnen S.E.	112,466	$6,885
E.ON S.E.	734,674	8,496
Evonik Industries A.G.	67,239	2,255
Fresenius Medical Care A.G. & Co. KGaA	67,244	5,586
Fresenius S.E. & Co. KGaA	135,010	7,045
GEA Group A.G.	49,088	1,988
Hannover Rueck S.E.	19,640	3,286
HeidelbergCement A.G.	48,819	4,188
HelloFresh S.E.*	53,943	5,245
Henkel A.G. & Co. KGaA	34,283	3,156
Infineon Technologies A.G.	426,385	17,098
KION Group A.G.	23,485	2,503
Knorr-Bremse A.G.	23,688	2,726
LANXESS A.G.	26,687	1,830
LEG Immobilien S.E.	23,354	3,365
Merck KGaA	42,370	8,134
MTU Aero Engines A.G.	17,236	4,271
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	45,789	12,544
Nemetschek S.E.	18,674	1,430
Puma S.E.	32,391	3,862
Rational A.G.	1,633	1,482
RWE A.G.	208,133	7,543
SAP S.E.	340,463	48,038
Scout24 A.G.	29,721	2,509
Siemens A.G. (Registered)	249,599	39,549
Siemens Energy A.G.*	128,143	3,863
Siemens Healthineers A.G.(5)	88,144	5,405
Symrise A.G.	42,500	5,925
TeamViewer A.G.*	51,199	1,929
Telefonica Deutschland Holding A.G.	332,822	878
Uniper S.E.	30,702	1,132
United Internet A.G. (Registered)	32,068	1,311
Volkswagen A.G.	10,714	3,517
Vonovia S.E.	174,486	11,291
Zalando S.E.(5) *	69,709	8,427
		484,302
Hong Kong – 3.1%
AIA Group Ltd.	3,941,886	48,992
Bank of East Asia (The) Ltd.	430,430	798
BOC Hong Kong Holdings Ltd.	1,207,108	4,092
Budweiser Brewing Co. APAC Ltd.	560,000	1,763

NORTHERN FUNDS QUARTERLY REPORT     51    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Hong Kong – 3.1%continued
Chow Tai Fook Jewellery Group Ltd.	649,000	$1,483
CK Asset Holdings Ltd.	654,138	4,516
CK Hutchison Holdings Ltd.	883,138	6,882
CK Infrastructure Holdings Ltd.	217,353	1,296
CLP Holdings Ltd.	534,514	5,283
ESR Cayman Ltd.*	647,200	2,184
Futu Holdings Ltd. ADR*	16,413	2,939
Galaxy Entertainment Group Ltd.*	716,148	5,733
Hang Lung Properties Ltd.	644,501	1,565
Hang Seng Bank Ltd.	247,279	4,937
Henderson Land Development Co. Ltd.	472,929	2,242
HK Electric Investments & HK Electric Investments Ltd.	915,727	928
HKT Trust & HKT Ltd.	1,231,220	1,678
Hong Kong & China Gas Co. Ltd.	3,644,005	5,660
Hong Kong Exchanges & Clearing Ltd.	392,596	23,401
Hongkong Land Holdings Ltd.	384,300	1,831
Jardine Matheson Holdings Ltd.	69,800	4,465
Link REIT	677,688	6,557
Melco Resorts & Entertainment Ltd. ADR*	68,337	1,132
MTR Corp. Ltd.	506,136	2,819
New World Development Co. Ltd.	495,111	2,573
Power Assets Holdings Ltd.	452,317	2,776
Sino Land Co. Ltd.	1,062,651	1,675
SJM Holdings Ltd.*	654,572	714
Sun Hung Kai Properties Ltd.	425,258	6,337
Swire Pacific Ltd., Class A	164,051	1,112
Swire Properties Ltd.	383,787	1,144
Techtronic Industries Co. Ltd.	447,833	7,838
WH Group Ltd.(5)	3,130,713	2,815
Wharf Real Estate Investment Co. Ltd.	543,766	3,162
Xinyi Glass Holdings Ltd.	592,000	2,413
		175,735
Ireland – 1.0%
CRH PLC	256,411	13,010
DCC PLC	31,541	2,584
Experian PLC	299,939	11,571
Flutter Entertainment PLC*	54,358	9,853
Irish Bank Resolution Corp. Ltd.(2) *	99,788	—
James Hardie Industries PLC - CDI	145,551	4,943
Kerry Group PLC, Class A	51,490	7,192
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Ireland – 1.0%continued
Kingspan Group PLC	50,773	$4,796
Smurfit Kappa Group PLC	79,316	4,303
		58,252
Isle of Man – 0.1%
Entain PLC*	189,643	4,583
Israel – 0.6%
Azrieli Group Ltd.	13,578	956
Bank Hapoalim B.M.*	368,997	2,962
Bank Leumi Le-Israel B.M.*	478,403	3,634
Check Point Software Technologies Ltd.*	35,989	4,179
CyberArk Software Ltd.*	12,287	1,601
Elbit Systems Ltd.	8,533	1,105
ICL Group Ltd.	227,703	1,545
Israel Discount Bank Ltd., Class A*	370,758	1,765
Mizrahi Tefahot Bank Ltd.*	49,220	1,516
Nice Ltd.*	20,343	5,015
Teva Pharmaceutical Industries Ltd. ADR*	351,061	3,475
Wix.com Ltd.*	17,988	5,222
		32,975
Italy – 2.0%
Amplifon S.p.A.	39,886	1,974
Assicurazioni Generali S.p.A.	361,387	7,239
Atlantia S.p.A.*	158,937	2,880
Davide Campari-Milano N.V.	174,343	2,339
DiaSorin S.p.A.	7,857	1,486
Enel S.p.A.	2,650,769	24,629
Eni S.p.A.	826,434	10,083
Ferrari N.V.	17,924	3,700
Ferrari N.V. (New York Exchange)	23,010	4,741
FinecoBank Banca Fineco S.p.A.*	199,351	3,484
Infrastrutture Wireless Italiane S.p.A.(5)	107,705	1,218
Intesa Sanpaolo S.p.A.	5,411,004	14,935
Mediobanca Banca di Credito Finanziario S.p.A.*	207,130	2,417
Moncler S.p.A.	62,268	4,215
Nexi S.p.A.(5) *	141,347	3,104
Poste Italiane S.p.A.	168,421	2,228
Prysmian S.p.A.	81,678	2,930
Recordati Industria Chimica e Farmaceutica S.p.A.	33,703	1,927
Snam S.p.A.	648,470	3,753
Telecom Italia S.p.A.	3,300,079	1,640

EQUITY INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Italy – 2.0%continued
Telecom Italia S.p.A. (RSP)	1,987,479	$1,053
Tenaris S.A.	148,437	1,625
Terna Rete Elettrica Nazionale S.p.A.	456,329	3,400
UniCredit S.p.A.	698,628	8,233
		115,233
Japan – 22.6%
ABC-Mart, Inc.	10,800	617
Acom Co. Ltd.	127,500	555
Advantest Corp.	65,100	5,837
Aeon Co. Ltd.	216,000	5,801
AGC, Inc.	63,100	2,649
Aisin Corp.	48,000	2,052
Ajinomoto Co., Inc.	156,400	4,059
ANA Holdings, Inc.*	51,700	1,215
Asahi Group Holdings Ltd.	148,300	6,927
Asahi Intecc Co. Ltd.	67,700	1,618
Asahi Kasei Corp.	407,700	4,465
Astellas Pharma, Inc.	607,900	10,582
Azbil Corp.	40,200	1,666
Bandai Namco Holdings, Inc.	65,000	4,511
Bridgestone Corp.	185,800	8,451
Brother Industries Ltd.	76,600	1,528
Canon, Inc.	326,300	7,379
Capcom Co. Ltd.	56,200	1,645
Casio Computer Co. Ltd.	62,000	1,036
Central Japan Railway Co.	47,300	7,172
Chiba Bank (The) Ltd.	172,400	1,038
Chubu Electric Power Co., Inc.	210,000	2,559
Chugai Pharmaceutical Co. Ltd.	218,965	8,624
Concordia Financial Group Ltd.	352,100	1,285
Cosmos Pharmaceutical Corp.	6,500	954
CyberAgent, Inc.	131,600	2,827
Dai Nippon Printing Co. Ltd.	77,400	1,636
Daifuku Co. Ltd.	33,000	2,996
Dai-ichi Life Holdings, Inc.	331,800	6,073
Daiichi Sankyo Co. Ltd.	554,400	11,944
Daikin Industries Ltd.	81,200	15,115
Daito Trust Construction Co. Ltd.	21,300	2,329
Daiwa House Industry Co. Ltd.	184,100	5,525
Daiwa House REIT Investment Corp.	633	1,866
Daiwa Securities Group, Inc.	478,500	2,619
Denso Corp.	142,300	9,703
Dentsu Group, Inc.	70,518	2,522
Disco Corp.	9,500	2,905
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 22.6%continued
East Japan Railway Co.	99,412	$7,125
Eisai Co. Ltd.	77,400	7,564
ENEOS Holdings, Inc.	1,019,897	4,269
FANUC Corp.	62,500	15,066
Fast Retailing Co. Ltd.	19,000	14,295
Fuji Electric Co. Ltd.	41,500	1,938
FUJIFILM Holdings Corp.	117,900	8,740
Fujitsu Ltd.	64,500	12,081
GLP J-REIT	1,368	2,360
GMO Payment Gateway, Inc.	13,500	1,755
Hakuhodo DY Holdings, Inc.	76,200	1,182
Hamamatsu Photonics K.K.	45,770	2,759
Hankyu Hanshin Holdings, Inc.	75,400	2,322
Harmonic Drive Systems, Inc.	14,200	782
Hikari Tsushin, Inc.	6,700	1,176
Hino Motors Ltd.	93,200	820
Hirose Electric Co. Ltd.	10,428	1,525
Hisamitsu Pharmaceutical Co., Inc.	16,100	792
Hitachi Construction Machinery Co. Ltd.	34,100	1,042
Hitachi Ltd.	316,000	18,085
Hitachi Metals Ltd.*	69,000	1,319
Honda Motor Co. Ltd.	532,200	17,062
Hoshizaki Corp.	17,700	1,504
Hoya Corp.	121,500	16,103
Hulic Co. Ltd.	96,800	1,089
Ibiden Co. Ltd.	34,500	1,858
Idemitsu Kosan Co. Ltd.	67,288	1,624
Iida Group Holdings Co. Ltd.	46,864	1,206
Inpex Corp.	332,500	2,492
Isuzu Motors Ltd.	179,600	2,382
Ito En Ltd.	17,600	1,044
ITOCHU Corp.	387,300	11,133
Itochu Techno-Solutions Corp.	31,700	982
Japan Airlines Co. Ltd.*	48,500	1,049
Japan Exchange Group, Inc.	165,900	3,687
Japan Metropolitan Fund Invest	2,224	2,410
Japan Post Bank Co. Ltd.	129,800	1,087
Japan Post Holdings Co. Ltd.*	512,700	4,217
Japan Post Insurance Co. Ltd.	72,900	1,343
Japan Real Estate Investment Corp.	411	2,526
Japan Tobacco, Inc.	394,600	7,453
JFE Holdings, Inc.	160,500	1,880
JSR Corp.	67,000	2,026

NORTHERN FUNDS QUARTERLY REPORT     53    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 22.6%continued
Kajima Corp.	147,200	$1,864
Kakaku.com, Inc.	43,700	1,320
Kansai Electric Power (The) Co., Inc.	229,900	2,185
Kansai Paint Co. Ltd.	59,000	1,503
Kao Corp.	157,000	9,658
KDDI Corp.	525,700	16,391
Keio Corp.	33,400	1,963
Keisei Electric Railway Co. Ltd.	41,300	1,317
Keyence Corp.	63,456	32,010
Kikkoman Corp.	46,700	3,080
Kintetsu Group Holdings Co. Ltd.*	56,300	1,976
Kirin Holdings Co. Ltd.	267,900	5,222
Kobayashi Pharmaceutical Co. Ltd.	17,400	1,486
Kobe Bussan Co. Ltd.	44,500	1,402
Koei Tecmo Holdings Co. Ltd.	18,720	914
Koito Manufacturing Co. Ltd.	33,714	2,096
Komatsu Ltd.	287,800	7,151
Konami Holdings Corp.	30,300	1,818
Kose Corp.	10,600	1,668
Kubota Corp.	334,300	6,759
Kurita Water Industries Ltd.	31,500	1,511
Kyocera Corp.	104,600	6,464
Kyowa Kirin Co. Ltd.	88,400	3,121
Lasertec Corp.	24,600	4,770
Lawson, Inc.	17,200	796
Lion Corp.	72,400	1,227
Lixil Corp.	87,400	2,259
M3, Inc.	143,800	10,508
Makita Corp.	73,100	3,440
Marubeni Corp.	508,400	4,419
Mazda Motor Corp.*	181,600	1,706
McDonald's Holdings Co. Japan Ltd.	25,600	1,129
Medipal Holdings Corp.	58,800	1,123
MEIJI Holdings Co. Ltd.	39,526	2,366
Mercari, Inc.*	33,300	1,770
MINEBEA MITSUMI, Inc.	119,000	3,146
MISUMI Group, Inc.	91,300	3,089
Mitsubishi Chemical Holdings Corp.	417,300	3,498
Mitsubishi Corp.	411,200	11,201
Mitsubishi Electric Corp.	593,000	8,592
Mitsubishi Estate Co. Ltd.	384,700	6,219
Mitsubishi Gas Chemical Co., Inc.	50,600	1,072
Mitsubishi HC Capital, Inc.	212,800	1,136
Mitsubishi Heavy Industries Ltd.	103,800	3,053
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 22.6%continued
Mitsubishi UFJ Financial Group, Inc.	3,977,695	$21,473
Mitsui & Co. Ltd.	502,900	11,315
Mitsui Chemicals, Inc.	59,700	2,055
Mitsui Fudosan Co. Ltd.	298,300	6,906
Miura Co. Ltd.	28,700	1,243
Mizuho Financial Group, Inc.	783,618	11,042
MonotaRO Co. Ltd.	81,600	1,933
MS&AD Insurance Group Holdings, Inc.	143,543	4,144
Murata Manufacturing Co. Ltd.	187,291	14,292
Nabtesco Corp.	36,599	1,384
NEC Corp.	80,000	4,117
Nexon Co. Ltd.	159,400	3,554
NGK Insulators Ltd.	82,000	1,375
NH Foods Ltd.	26,300	1,022
Nidec Corp.	145,800	16,887
Nihon M&A Center, Inc.	98,600	2,559
Nintendo Co. Ltd.	36,500	21,237
Nippon Building Fund, Inc.	499	3,112
Nippon Express Co. Ltd.	24,700	1,880
Nippon Paint Holdings Co. Ltd.	234,500	3,181
Nippon Prologis REIT, Inc.	667	2,123
Nippon Sanso Holdings Corp.	49,700	1,018
Nippon Shinyaku Co. Ltd.	16,000	1,269
Nippon Steel Corp.	278,961	4,698
Nippon Telegraph & Telephone Corp.	419,712	10,933
Nippon Yusen K.K.	52,300	2,649
Nissan Chemical Corp.	40,200	1,967
Nissan Motor Co. Ltd.*	755,800	3,749
Nisshin Seifun Group, Inc.	64,905	949
Nissin Foods Holdings Co. Ltd.	20,500	1,476
Nitori Holdings Co. Ltd.	25,900	4,585
Nitto Denko Corp.	49,400	3,684
Nomura Holdings, Inc.	1,008,400	5,122
Nomura Real Estate Holdings, Inc.	37,900	961
Nomura Real Estate Master Fund, Inc.	1,409	2,258
Nomura Research Institute Ltd.	114,522	3,790
NSK Ltd.	125,200	1,058
NTT Data Corp.	203,700	3,176
Obayashi Corp.	209,900	1,667
Obic Co. Ltd.	22,700	4,228
Odakyu Electric Railway Co. Ltd.	95,900	2,417
Oji Holdings Corp.	277,800	1,593
Olympus Corp.	379,600	7,542

EQUITY INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 22.6%continued
Omron Corp.	60,500	$4,795
Ono Pharmaceutical Co. Ltd.	120,700	2,679
Oracle Corp. Japan	12,400	949
Oriental Land Co. Ltd.	65,200	9,288
ORIX Corp.	397,100	6,682
Orix JREIT, Inc.	875	1,684
Osaka Gas Co. Ltd.	119,700	2,218
Otsuka Corp.	36,900	1,936
Otsuka Holdings Co. Ltd.	126,415	5,241
Pan Pacific International Holdings Corp.	134,000	2,782
Panasonic Corp.	719,500	8,322
PeptiDream, Inc.*	31,200	1,530
Persol Holdings Co. Ltd.	57,800	1,141
Pigeon Corp.	38,500	1,081
Pola Orbis Holdings, Inc.	31,300	827
Rakuten Group, Inc.	282,000	3,182
Recruit Holdings Co. Ltd.	442,000	21,749
Renesas Electronics Corp.*	408,400	4,418
Resona Holdings, Inc.	718,710	2,755
Ricoh Co. Ltd.	217,200	2,447
Rinnai Corp.	11,600	1,103
Rohm Co. Ltd.	28,600	2,646
Ryohin Keikaku Co. Ltd.	82,300	1,719
Santen Pharmaceutical Co. Ltd.	116,100	1,599
SBI Holdings, Inc.	79,560	1,881
SCSK Corp.	17,100	1,019
Secom Co. Ltd.	68,300	5,190
Seiko Epson Corp.	90,400	1,589
Sekisui Chemical Co. Ltd.	123,800	2,115
Sekisui House Ltd.	200,100	4,103
Seven & i Holdings Co. Ltd.	246,300	11,741
SG Holdings Co. Ltd.	104,300	2,734
Sharp Corp.	70,300	1,159
Shimadzu Corp.	77,300	2,987
Shimano, Inc.	24,500	5,810
Shimizu Corp.	177,800	1,361
Shin-Etsu Chemical Co. Ltd.	115,400	19,288
Shionogi & Co. Ltd.	86,300	4,498
Shiseido Co. Ltd.	130,300	9,581
Shizuoka Bank (The) Ltd.	143,100	1,102
SMC Corp.	18,700	11,045
SoftBank Corp.	933,900	12,216
SoftBank Group Corp.	408,700	28,621
Sohgo Security Services Co. Ltd.	23,200	1,056
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 22.6%continued
Sompo Holdings, Inc.	103,245	$3,804
Sony Group Corp.	411,000	39,889
Square Enix Holdings Co. Ltd.	29,900	1,483
Stanley Electric Co. Ltd.	41,500	1,200
Subaru Corp.	200,300	3,950
SUMCO Corp.	90,100	2,200
Sumitomo Chemical Co. Ltd.	482,800	2,553
Sumitomo Corp.	365,600	4,891
Sumitomo Dainippon Pharma Co. Ltd.	58,700	1,224
Sumitomo Electric Industries Ltd.	245,200	3,616
Sumitomo Metal Mining Co. Ltd.	80,600	3,137
Sumitomo Mitsui Financial Group, Inc.	425,542	14,645
Sumitomo Mitsui Trust Holdings, Inc.	109,219	3,457
Sumitomo Realty & Development Co. Ltd.	100,600	3,594
Suntory Beverage & Food Ltd.	46,000	1,726
Suzuki Motor Corp.	120,000	5,076
Sysmex Corp.	54,298	6,413
T&D Holdings, Inc.	177,700	2,309
Taisei Corp.	62,000	2,029
Taisho Pharmaceutical Holdings Co. Ltd.	11,600	618
Takeda Pharmaceutical Co. Ltd.	513,766	17,255
TDK Corp.	42,300	5,139
Terumo Corp.	211,300	8,559
THK Co. Ltd.	39,400	1,175
TIS, Inc.	72,000	1,839
Tobu Railway Co. Ltd.	61,500	1,589
Toho Co. Ltd.	36,200	1,492
Toho Gas Co. Ltd.	24,000	1,175
Tohoku Electric Power Co., Inc.	140,200	1,098
Tokio Marine Holdings, Inc.	205,700	9,426
Tokyo Century Corp.	12,000	645
Tokyo Electric Power Co. Holdings, Inc.*	497,200	1,476
Tokyo Electron Ltd.	48,700	20,967
Tokyo Gas Co. Ltd.	121,000	2,274
Tokyu Corp.	159,300	2,166
TOPPAN, Inc.	82,700	1,328
Toray Industries, Inc.	451,800	2,996
Toshiba Corp.	133,500	5,776
Tosoh Corp.	82,800	1,427
TOTO Ltd.	46,100	2,385
Toyo Suisan Kaisha Ltd.	28,300	1,089

NORTHERN FUNDS QUARTERLY REPORT     55    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 22.6%continued
Toyota Industries Corp.	47,600	$4,116
Toyota Motor Corp.	691,244	60,344
Toyota Tsusho Corp.	69,000	3,255
Trend Micro, Inc.	43,400	2,274
Tsuruha Holdings, Inc.	12,900	1,493
Unicharm Corp.	131,300	5,282
United Urban Investment Corp.	945	1,367
USS Co. Ltd.	71,500	1,247
Welcia Holdings Co. Ltd.	30,700	1,003
West Japan Railway Co.	52,600	2,998
Yakult Honsha Co. Ltd.	41,700	2,360
Yamada Holdings Co. Ltd.	235,790	1,089
Yamaha Corp.	43,500	2,360
Yamaha Motor Co. Ltd.	90,600	2,462
Yamato Holdings Co. Ltd.	95,100	2,704
Yaskawa Electric Corp.	78,200	3,820
Yokogawa Electric Corp.	75,400	1,117
Z Holdings Corp.	861,600	4,320
ZOZO, Inc.	40,500	1,377
		1,278,407
Jordan – 0.0%
Hikma Pharmaceuticals PLC	56,744	1,921
Macau – 0.1%
Sands China Ltd.*	789,899	3,327
Wynn Macau Ltd.*	495,346	779
		4,106
Netherlands – 5.6%
ABN AMRO Bank N.V. - C.V.A.*	134,814	1,627
Adyen N.V.(5) *	6,448	15,758
Aegon N.V.	582,455	2,414
Akzo Nobel N.V.	62,167	7,682
ArcelorMittal S.A.	234,488	7,198
Argenx S.E.*	14,851	4,474
ASM International N.V.	15,573	5,120
ASML Holding N.V.	136,741	94,146
EXOR N.V.	35,317	2,827
Heineken Holding N.V.	36,975	3,725
Heineken N.V.	84,784	10,278
ING Groep N.V.	1,267,740	16,772
JDE Peet's N.V.*	23,964	870
Just Eat Takeaway.com N.V.*	58,452	5,399
Koninklijke Ahold Delhaize N.V.	341,438	10,152
Koninklijke DSM N.V.	55,892	10,435
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Netherlands – 5.6%continued
Koninklijke KPN N.V.	1,101,861	$3,442
Koninklijke Philips N.V.	301,419	14,943
Koninklijke Vopak N.V.	22,420	1,019
NN Group N.V.	95,240	4,489
Prosus N.V.*	159,073	15,565
QIAGEN N.V.*	74,065	3,580
Randstad N.V.	39,292	3,007
Royal Dutch Shell PLC, Class A	1,335,833	26,844
Royal Dutch Shell PLC, Class B	1,210,917	23,529
Stellantis N.V.	429,767	8,479
Stellantis N.V. (New York Exchange)	231,582	4,565
Wolters Kluwer N.V.	87,366	8,781
		317,120
New Zealand – 0.3%
a2 Milk (The) Co. Ltd.*	236,972	1,066
Auckland International Airport Ltd.*	399,669	2,031
Fisher & Paykel Healthcare Corp. Ltd.	188,923	4,109
Mercury NZ Ltd.	212,645	991
Meridian Energy Ltd.	421,452	1,568
Ryman Healthcare Ltd.	141,777	1,301
Spark New Zealand Ltd.	635,489	2,132
Xero Ltd.*	43,322	4,450
		17,648
Norway – 0.6%
Adevinta ASA*	90,157	1,728
DNB ASA	305,830	6,661
Equinor ASA	314,130	6,649
Gjensidige Forsikring ASA	64,749	1,428
Mowi ASA	144,671	3,680
Norsk Hydro ASA	437,026	2,792
Orkla ASA	246,878	2,515
Schibsted ASA, Class A	24,140	1,166
Schibsted ASA, Class B	31,346	1,306
Telenor ASA	231,551	3,907
Yara International ASA	55,748	2,936
		34,768
Poland – 0.0%
InPost S.A.*	66,407	1,334
Portugal – 0.1%
Banco Espirito Santo S.A. (Registered)(2) *	882,815	—
EDP - Energias de Portugal S.A.	894,765	4,746

EQUITY INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Portugal – 0.1%continued
Galp Energia SGPS S.A.	161,165	$1,754
Jeronimo Martins SGPS S.A.	80,224	1,463
		7,963
Singapore – 1.1%
Ascendas Real Estate Investment Trust	1,044,692	2,296
CapitaLand Integrated Commercial Trust	1,473,941	2,290
CapitaLand Ltd.	879,762	2,430
City Developments Ltd.	144,100	782
DBS Group Holdings Ltd.	589,605	13,084
Genting Singapore Ltd.	2,132,480	1,324
Keppel Corp. Ltd.	469,550	1,913
Mapletree Commercial Trust	683,900	1,100
Mapletree Logistics Trust	951,000	1,452
Oversea-Chinese Banking Corp. Ltd.	1,100,651	9,789
Sea Ltd. ADR*	4,613	1,267
Singapore Airlines Ltd.*	437,135	1,579
Singapore Exchange Ltd.	260,700	2,170
Singapore Technologies Engineering Ltd.	501,700	1,448
Singapore Telecommunications Ltd.	2,672,425	4,561
United Overseas Bank Ltd.	380,949	7,326
UOL Group Ltd.	151,680	825
Venture Corp. Ltd.	89,300	1,278
Wilmar International Ltd.	620,400	2,079
		58,993
Spain – 2.4%
ACS Actividades de Construccion y Servicios S.A.	75,279	2,016
Aena S.M.E. S.A.*	24,623	4,037
Amadeus IT Group S.A.*	147,048	10,341
Banco Bilbao Vizcaya Argentaria S.A.*	2,177,824	13,549
Banco Santander S.A.*	5,636,270	21,489
CaixaBank S.A.	1,433,107	4,404
Cellnex Telecom S.A.*	166,399	10,600
EDP Renovaveis S.A.	94,965	2,201
Enagas S.A.	78,155	1,806
Endesa S.A.	105,993	2,571
Ferrovial S.A.	159,489	4,682
Grifols S.A.	95,875	2,597
Iberdrola S.A.	1,884,795	22,967
Industria de Diseno Textil S.A.	355,681	12,533
Naturgy Energy Group S.A.	96,952	2,493
Red Electrica Corp. S.A.	139,594	2,591
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Spain – 2.4%continued
Repsol S.A.	487,169	$6,111
Siemens Gamesa Renewable Energy S.A.	76,710	2,561
Telefonica S.A.	1,717,594	8,026
		137,575
Sweden – 3.4%
Alfa Laval AB	100,301	3,544
Assa Abloy AB, Class B	327,850	9,878
Atlas Copco AB, Class A	217,103	13,300
Atlas Copco AB, Class B	128,739	6,774
Boliden AB	89,351	3,437
Electrolux AB, Class B	74,977	2,080
Embracer Group AB*	84,243	2,279
Epiroc AB, Class A	212,463	4,842
Epiroc AB, Class B	132,050	2,592
EQT AB	78,777	2,860
Essity AB, Class B	198,940	6,596
Evolution AB	55,403	8,759
Fastighets AB Balder, Class B*	34,548	2,168
Hennes & Mauritz AB, Class B*	238,337	5,656
Hexagon AB, Class B	642,397	9,524
Husqvarna AB, Class B	134,656	1,790
ICA Gruppen AB	32,571	1,516
Industrivarden AB, Class A	34,088	1,326
Industrivarden AB, Class C	52,760	1,931
Investment AB Latour, Class B	47,006	1,543
Investor AB, Class B	592,292	13,645
Kinnevik AB, Class B*	78,846	3,157
L E Lundbergforetagen AB, Class B	24,450	1,578
Lundin Energy AB	66,872	2,373
Nibe Industrier AB, Class B	464,575	4,890
Sandvik AB	369,678	9,445
Securitas AB, Class B	99,931	1,578
Sinch AB*	148,690	2,503
Skandinaviska Enskilda Banken AB, Class A	530,714	6,851
Skanska AB, Class B	109,001	2,893
SKF AB, Class B	122,286	3,115
Svenska Cellulosa AB S.C.A., Class B	196,122	3,215
Svenska Handelsbanken AB, Class A	477,170	5,381
Swedbank AB, Class A	295,365	5,492
Swedish Match AB	518,990	4,427
Tele2 AB, Class B	165,085	2,250

NORTHERN FUNDS QUARTERLY REPORT     57    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Sweden – 3.4%continued
Telefonaktiebolaget LM Ericsson, Class B	952,321	$11,975
Telia Co. AB	867,579	3,851
Volvo AB, Class A	61,781	1,533
Volvo AB, Class B	470,282	11,320
		193,867
Switzerland – 10.0%
ABB Ltd. (Registered)	565,719	19,203
Adecco Group A.G. (Registered)	49,841	3,388
Alcon, Inc.	163,347	11,442
Baloise Holding A.G. (Registered)	15,173	2,365
Banque Cantonale Vaudoise (Registered)	9,724	874
Barry Callebaut A.G. (Registered)	1,150	2,672
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	328	3,262
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	36	3,770
Cie Financiere Richemont S.A., Class A (Registered)	170,485	20,641
Clariant A.G. (Registered)	72,451	1,441
Coca-Cola HBC A.G. - CDI*	65,989	2,387
Credit Suisse Group A.G. (Registered)	792,588	8,295
EMS-Chemie Holding A.G. (Registered)	2,315	2,275
Geberit A.G. (Registered)	12,182	9,141
Givaudan S.A. (Registered)	2,985	13,883
Glencore PLC*	3,265,560	13,984
Holcim Ltd.*	118,051	7,083
Holcim Ltd. (Euronext Paris Exchange)*	53,665	3,213
Julius Baer Group Ltd.	73,388	4,786
Kuehne + Nagel International A.G. (Registered)	17,767	6,081
Logitech International S.A. (Registered)	56,527	6,851
Lonza Group A.G. (Registered)	24,305	17,230
Nestle S.A. (Registered)	938,813	116,915
Novartis A.G. (Registered)	724,207	66,008
Partners Group Holding A.G.	7,409	11,228
Roche Holding A.G. (Bearer)	10,317	4,191
Roche Holding A.G. (Genusschein)	229,231	86,390
Schindler Holding A.G. (Participation Certificate)	13,071	3,999
Schindler Holding A.G. (Registered)	6,673	1,951
SGS S.A. (Registered)	2,001	6,173
Sika A.G. (Registered)	45,932	15,019
Sonova Holding A.G. (Registered)	18,087	6,806
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Switzerland – 10.0%continued
STMicroelectronics N.V.	223,363	$8,109
Straumann Holding A.G. (Registered)	3,315	5,286
Swatch Group (The) A.G. (Bearer)	9,388	3,222
Swatch Group (The) A.G. (Registered)	16,434	1,085
Swiss Life Holding A.G. (Registered)	10,452	5,080
Swiss Prime Site A.G. (Registered)	25,045	2,485
Swiss Re A.G.	98,611	8,888
Swisscom A.G. (Registered)	8,344	4,764
Temenos A.G. (Registered)	21,399	3,438
UBS Group A.G. (Registered)	1,197,122	18,330
Vifor Pharma A.G.	16,139	2,089
Zurich Insurance Group A.G.	48,937	19,621
		565,344
United Kingdom – 12.3%
3i Group PLC	322,195	5,237
Admiral Group PLC	61,204	2,664
Anglo American PLC	423,224	16,865
Ashtead Group PLC	146,317	10,868
Associated British Foods PLC	115,579	3,548
AstraZeneca PLC	428,076	51,368
Auto Trader Group PLC*	314,032	2,754
AVEVA Group PLC	36,128	1,855
Aviva PLC	1,294,569	7,280
BAE Systems PLC	1,059,778	7,662
Barclays PLC	5,672,616	13,454
Barratt Developments PLC	326,413	3,145
Berkeley Group Holdings (The) PLC	41,183	2,621
BP PLC	6,636,914	29,007
British American Tobacco PLC	711,125	27,721
British Land (The) Co. PLC	278,430	1,909
BT Group PLC*	2,926,176	7,859
Bunzl PLC	111,025	3,671
Burberry Group PLC*	133,079	3,812
CNH Industrial N.V.	335,191	5,538
Coca-Cola Europacific Partners PLC	65,521	3,887
Compass Group PLC*	583,340	12,303
Croda International PLC	45,777	4,669
Diageo PLC	761,477	36,493
Direct Line Insurance Group PLC	432,276	1,703
Evraz PLC	159,261	1,307
Ferguson PLC	73,897	10,286
GlaxoSmithKline PLC	1,643,072	32,278
Halma PLC	125,143	4,665
Hargreaves Lansdown PLC	116,386	2,560

EQUITY INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United Kingdom – 12.3%continued
HSBC Holdings PLC	6,643,585	$38,339
Imperial Brands PLC	310,424	6,689
Informa PLC*	492,695	3,425
InterContinental Hotels Group PLC*	60,640	4,042
Intertek Group PLC	53,000	4,057
J Sainsbury PLC	564,406	2,123
JD Sports Fashion PLC	165,591	2,109
Johnson Matthey PLC	63,532	2,705
Kingfisher PLC	676,709	3,414
Land Securities Group PLC	224,023	2,096
Legal & General Group PLC	1,965,365	6,995
Lloyds Banking Group PLC	23,146,075	14,973
London Stock Exchange Group PLC	105,954	11,686
M&G PLC	829,704	2,632
Melrose Industries PLC	1,555,729	3,347
Mondi PLC	157,170	4,141
National Grid PLC	1,158,635	14,752
Natwest Group PLC	1,596,085	4,485
Next PLC*	42,858	4,664
Ocado Group PLC*	155,748	4,316
Pearson PLC	240,491	2,769
Persimmon PLC	104,892	4,300
Phoenix Group Holdings PLC	199,314	1,868
Prudential PLC	850,937	16,146
Reckitt Benckiser Group PLC	232,174	20,548
RELX PLC (London Exchange)	631,154	16,768
Rentokil Initial PLC	593,969	4,069
Rio Tinto PLC	365,428	30,085
Rolls-Royce Holdings PLC*	2,679,513	3,676
Sage Group (The) PLC	350,105	3,317
Schroders PLC	39,723	1,933
Segro PLC	394,465	5,976
Severn Trent PLC	76,471	2,645
Smith & Nephew PLC	283,261	6,138
Smiths Group PLC	129,721	2,858
Spirax-Sarco Engineering PLC	23,990	4,523
SSE PLC	343,509	7,136
St. James's Place PLC	172,582	3,532
Standard Chartered PLC	869,602	5,541
Standard Life Aberdeen PLC	718,357	2,694
Taylor Wimpey PLC	1,167,519	2,573
Tesco PLC	2,504,245	7,730
Unilever PLC (London Exchange)	857,182	50,136
United Utilities Group PLC	224,031	3,021
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United Kingdom – 12.3%continued
Vodafone Group PLC	8,750,373	$14,717
Whitbread PLC*	65,956	2,854
Wm Morrison Supermarkets PLC	760,117	2,594
WPP PLC	395,707	5,357
		695,483
Total Common Stocks
(Cost $3,452,156)		5,487,202

PREFERRED STOCKS – 0.6% (1)
Germany – 0.6%
Bayerische Motoren Werke A.G., 2.57%(6)	18,241	1,639
FUCHS PETROLUB S.E., 2.42%(6)	23,275	1,134
Henkel A.G. & Co. KGaA, 2.09%(6)	57,271	6,047
Porsche Automobil Holding S.E., 2.46%(6)	49,666	5,322
Sartorius A.G., 0.15%(6)	8,591	4,472
Volkswagen A.G., 2.33%(6)	60,125	15,078
		33,692
Total Preferred Stocks
(Cost $17,920)		33,692

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.0%
Singapore – 0.0%
Singapore Airlines Ltd.,
0.00%, 6/8/30 (SGD)(7)	$891	$666
Total Convertible Bonds
(Cost $667)		666

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Spain – 0.0%
ACS Actividades de Construccion y Servicios S.A.	75,279	$105
Total Rights
(Cost $114)		105

INVESTMENT COMPANIES – 1.4%
iShares Core MSCI EAFE ETF	588,000	44,017

NORTHERN FUNDS QUARTERLY REPORT     59    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.4% continued
iShares MSCI EAFE ETF	110,000	$8,677
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	28,940,724	28,941
Total Investment Companies
(Cost $80,883)		81,635

Total Investments – 99.0%
(Cost $3,551,740)		5,603,300
Other Assets less Liabilities – 1.0%		54,123
Net Assets – 100.0%		$5,657,423

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Restricted security that has been deemed illiquid. At June 30, 2021, the value of this restricted illiquid security amounted to approximately $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
BGP Holdings PLC	12/2/09	$—

(4)	Restricted security.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Zero coupon bond.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)

SGD - Singapore Dollar
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	Swiss Franc	808	United States Dollar	902	9/15/21	$27
Subtotal Appreciation						27
BNY Mellon	United States Dollar	259	Norwegian Krone	2,153	9/15/21	(9)
Citibank	United States Dollar	612	Australian Dollar	790	9/15/21	(20)
Citibank	United States Dollar	2,894	British Pound	2,046	9/15/21	(64)
Citibank	United States Dollar	888	Danish Krone	5,429	9/15/21	(21)
Citibank	United States Dollar	356	Hong Kong Dollar	2,766	9/15/21	—*
Citibank	United States Dollar	1,204	Japanese Yen	132,300	9/15/21	(12)
Citibank	United States Dollar	48	Singapore Dollar	63	9/15/21	(1)
Citibank	United States Dollar	2,722	Swedish Krona	22,482	9/15/21	(93)
JPMorgan Chase	United States Dollar	12,385	Euro	10,151	9/15/21	(328)
JPMorgan Chase	United States Dollar	6,231	Japanese Yen	682,692	9/15/21	(82)
Morgan Stanley	United States Dollar	148	New Zealand Dollar	205	9/15/21	(4)
Subtotal Depreciation						(634)
Total						$(607)

*	Amount rounds to less than one thousand.

EQUITY INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	700	$33,662	Long	9/21	$(491)
FTSE 100 Index (British Pound)	141	13,615	Long	9/21	(192)
Hang Seng Index (Hong Kong Dollar)	16	2,950	Long	7/21	(15)
SPI 200 Index (Australian Dollar)	65	8,803	Long	9/21	43
Topix Index (Japanese Yen)	111	19,413	Long	9/21	(116)
Total					$(771)
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Communication Services	4.8%
Consumer Discretionary	12.7
Consumer Staples	10.3
Energy	3.2
Financials	17.4
Health Care	12.1
Industrials	15.1
Information Technology	8.9
Materials	7.7
Real Estate	3.0
Short-Term Investments	0.5
Utilities	3.3
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	32.3%
Japanese Yen	22.6
British Pound	14.1
Swiss Franc	9.5
Australian Dollar	7.0
All other currencies less than 5%	13.5
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Australia	$1,950	$405,614	$—	$407,564
Hong Kong	111,083	64,652	—	175,735
Israel	14,477	18,498	—	32,975
Italy	4,741	110,492	—	115,233
Netherlands	4,565	312,555	—	317,120
Singapore	1,267	57,726	—	58,993
United Kingdom	3,887	691,596	—	695,483
All Other Countries(1)	—	3,684,099	—	3,684,099
Total Common Stocks	141,970	5,345,232	—	5,487,202
Convertible Bonds	—	666	—	666
Preferred Stocks	—	33,692	—	33,692
Rights	105	—	—	105
Investment Companies	81,635	—	—	81,635
Total Investments	$223,710	$5,379,590	$—	$5,603,300

NORTHERN FUNDS QUARTERLY REPORT     61    EQUITY INDEX FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued	June 30, 2021 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$27	$—	$27
Futures Contracts	43	—	—	43
Liabilities
Forward Foreign Currency Exchange Contracts	—	(634)	—	(634)
Futures Contracts	(814)	—	—	(814)
Total Other Financial Instruments	$(771)	$(607)	$—	$(1,378)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$16,333	$99,146	$86,538	$—	$28,941	28,940,724
EQUITY INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MID CAP INDEX FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.2%
Aerospace & Defense – 1.1%
Axon Enterprise, Inc.*	70,776	$12,513
Curtiss-Wright Corp.	44,913	5,334
Hexcel Corp.*	91,690	5,721
Mercury Systems, Inc.*	61,595	4,083
		27,651
Air Freight & Logistics – 0.6%
XPO Logistics, Inc.*	111,310	15,571
Airlines – 0.2%
JetBlue Airways Corp.*	347,218	5,826
Auto Components – 1.7%
Adient PLC*	103,171	4,663
Dana, Inc.	158,659	3,770
Fox Factory Holding Corp.*	45,861	7,139
Gentex Corp.	264,351	8,747
Goodyear Tire & Rubber (The) Co.*	306,040	5,249
Lear Corp.	60,014	10,519
Visteon Corp.*	30,592	3,700
		43,787
Automobiles – 0.6%
Harley-Davidson, Inc.	168,222	7,708
Thor Industries, Inc.	60,455	6,831
		14,539
Banks – 6.8%
Associated Banc-Corp	167,941	3,440
BancorpSouth Bank	106,149	3,007
Bank of Hawaii Corp.	44,434	3,742
Bank OZK	132,546	5,588
Cathay General Bancorp	82,096	3,231
CIT Group, Inc.	108,276	5,586
Commerce Bancshares, Inc.	115,520	8,613
Cullen/Frost Bankers, Inc.	62,079	6,953
East West Bancorp, Inc.	155,267	11,131
First Financial Bankshares, Inc.	155,434	7,637
First Horizon Corp.	604,451	10,445
FNB Corp.	348,291	4,294
Fulton Financial Corp.	178,331	2,814
Glacier Bancorp, Inc.	104,664	5,765
Hancock Whitney Corp.	95,103	4,226
Home BancShares, Inc.	166,413	4,107
International Bancshares Corp.	61,315	2,633
PacWest Bancorp	128,112	5,273
Pinnacle Financial Partners, Inc.	83,501	7,372
Prosperity Bancshares, Inc.	101,519	7,289
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Banks – 6.8%continued
Signature Bank	63,073	$15,494
Sterling Bancorp	210,169	5,210
Synovus Financial Corp.	162,315	7,122
Texas Capital Bancshares, Inc.*	55,328	3,513
Trustmark Corp.	69,321	2,135
UMB Financial Corp.	47,515	4,422
Umpqua Holdings Corp.	241,515	4,456
United Bankshares, Inc.	146,922	5,363
Valley National Bancorp	445,473	5,983
Webster Financial Corp.	98,975	5,279
Wintrust Financial Corp.	62,316	4,713
		176,836
Beverages – 0.4%
Boston Beer (The) Co., Inc., Class A*	10,178	10,390
Biotechnology – 1.8%
Arrowhead Pharmaceuticals, Inc.*	114,054	9,446
Emergent BioSolutions, Inc.*	49,683	3,130
Exelixis, Inc.*	343,930	6,266
Halozyme Therapeutics, Inc.*	146,438	6,650
Ligand Pharmaceuticals, Inc.*	18,182	2,385
Neurocrine Biosciences, Inc.*	103,550	10,078
United Therapeutics Corp.*	48,957	8,783
		46,738
Building Products – 2.0%
Builders FirstSource, Inc.*	226,430	9,660
Lennox International, Inc.	37,659	13,211
Owens Corning	114,382	11,198
Simpson Manufacturing Co., Inc.	47,513	5,247
Trex Co., Inc.*	126,269	12,906
		52,222
Capital Markets – 2.6%
Affiliated Managers Group, Inc.	45,554	7,025
Evercore, Inc., Class A	44,801	6,307
FactSet Research Systems, Inc.	41,439	13,907
Federated Hermes, Inc.	102,134	3,463
Interactive Brokers Group, Inc., Class A	88,601	5,824
Janus Henderson Group PLC	187,172	7,264
Jefferies Financial Group, Inc.	219,182	7,496
SEI Investments Co.	129,804	8,044
Stifel Financial Corp.	114,784	7,445
		66,775
Chemicals – 2.6%
Ashland Global Holdings, Inc.	59,861	5,238

NORTHERN FUNDS QUARTERLY REPORT     63    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Chemicals – 2.6%continued
Avient Corp.	100,062	$4,919
Cabot Corp.	62,190	3,540
Chemours (The) Co.	181,159	6,304
Ingevity Corp.*	43,805	3,564
Minerals Technologies, Inc.	37,049	2,915
NewMarket Corp.	8,063	2,596
Olin Corp.	156,630	7,246
RPM International, Inc.	141,845	12,579
Scotts Miracle-Gro (The) Co.	44,596	8,559
Sensient Technologies Corp.	46,177	3,997
Valvoline, Inc.	197,731	6,418
		67,875
Commercial Services & Supplies – 1.8%
Brink's (The) Co.	54,296	4,172
Clean Harbors, Inc.*	54,769	5,101
Healthcare Services Group, Inc.	81,672	2,578
Herman Miller, Inc.	64,536	3,042
IAA, Inc.*	147,631	8,052
KAR Auction Services, Inc.*	136,639	2,398
MSA Safety, Inc.	39,875	6,603
Stericycle, Inc.*	100,475	7,189
Tetra Tech, Inc.	59,195	7,224
		46,359
Communications Equipment – 0.9%
Ciena Corp.*	169,543	9,645
Lumentum Holdings, Inc.*	83,017	6,810
NetScout Systems, Inc.*	80,267	2,291
ViaSat, Inc.*	74,737	3,725
		22,471
Construction & Engineering – 1.3%
AECOM*	160,314	10,151
Dycom Industries, Inc.*	33,719	2,513
EMCOR Group, Inc.	59,686	7,353
Fluor Corp.*	138,006	2,443
MasTec, Inc.*	61,854	6,563
Valmont Industries, Inc.	23,259	5,490
		34,513
Construction Materials – 0.2%
Eagle Materials, Inc.	46,393	6,593
Consumer Finance – 0.8%
FirstCash, Inc.	44,706	3,417
LendingTree, Inc.*	12,150	2,574
Navient Corp.	196,537	3,799
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Consumer Finance – 0.8%continued
PROG Holdings, Inc.	73,704	$3,548
SLM Corp.	353,343	7,399
		20,737
Containers & Packaging – 0.9%
AptarGroup, Inc.	71,992	10,139
Greif, Inc., Class A	29,021	1,757
Silgan Holdings, Inc.	85,656	3,555
Sonoco Products Co.	110,122	7,367
		22,818
Diversified Consumer Services – 1.1%
Adtalem Global Education, Inc.*	53,643	1,912
Graham Holdings Co., Class B	4,447	2,819
Grand Canyon Education, Inc.*	50,741	4,565
H&R Block, Inc.	198,530	4,661
Service Corp. International	184,068	9,864
Strategic Education, Inc.	27,223	2,071
WW International, Inc.*	52,867	1,911
		27,803
Diversified Telecommunication Services – 0.2%
Iridium Communications, Inc.*	128,342	5,132
Electric Utilities – 1.0%
ALLETE, Inc.	57,288	4,009
Hawaiian Electric Industries, Inc.	119,676	5,060
IDACORP, Inc.	55,290	5,391
OGE Energy Corp.	218,654	7,358
PNM Resources, Inc.	94,057	4,587
		26,405
Electrical Equipment – 1.7%
Acuity Brands, Inc.	39,082	7,309
EnerSys	46,744	4,568
Hubbell, Inc.	59,522	11,121
nVent Electric PLC	183,020	5,718
Regal Beloit Corp.	44,616	5,957
Sunrun, Inc.*	176,728	9,858
		44,531
Electronic Equipment, Instruments & Components – 3.2%
Arrow Electronics, Inc.*	81,125	9,234
Avnet, Inc.	109,020	4,370
Belden, Inc.	48,793	2,467
Cognex Corp.	193,596	16,272
Coherent, Inc.*	26,821	7,090
II-VI, Inc.*	114,581	8,317

EQUITY INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Electronic Equipment, Instruments & Components – 3.2%continued
Jabil, Inc.	146,602	$8,521
Littelfuse, Inc.	26,888	6,851
National Instruments Corp.	144,342	6,103
SYNNEX Corp.	45,561	5,547
Vishay Intertechnology, Inc.	145,952	3,291
Vontier Corp.	184,872	6,023
		84,086
Energy Equipment & Services – 0.2%
ChampionX Corp.*	204,526	5,246
Entertainment – 0.2%
Cinemark Holdings, Inc.*	119,928	2,632
World Wrestling Entertainment, Inc., Class A	49,543	2,868
		5,500
Equity Real Estate Investment Trusts – 9.1%
American Campus Communities, Inc.	150,911	7,051
Apartment Income REIT Corp.	171,534	8,136
Brixmor Property Group, Inc.	325,528	7,451
Camden Property Trust	106,973	14,192
CoreSite Realty Corp.	47,200	6,353
Corporate Office Properties Trust	123,381	3,453
Cousins Properties, Inc.	162,949	5,993
CyrusOne, Inc.	134,100	9,591
Douglas Emmett, Inc.	180,901	6,082
EastGroup Properties, Inc.	43,855	7,212
EPR Properties*	81,994	4,320
First Industrial Realty Trust, Inc.	141,043	7,367
Healthcare Realty Trust, Inc.	155,111	4,684
Highwoods Properties, Inc.	113,858	5,143
Hudson Pacific Properties, Inc.	165,488	4,604
JBG SMITH Properties	121,233	3,820
Kilroy Realty Corp.	115,779	8,063
Lamar Advertising Co., Class A	95,077	9,928
Life Storage, Inc.	84,029	9,021
Macerich (The) Co.	183,023	3,340
Medical Properties Trust, Inc.	643,650	12,937
National Retail Properties, Inc.	191,871	8,995
National Storage Affiliates Trust	75,191	3,802
Omega Healthcare Investors, Inc.	257,521	9,345
Park Hotels & Resorts, Inc.*	259,204	5,342
Pebblebrook Hotel Trust	143,882	3,388
Physicians Realty Trust	235,587	4,351
PotlatchDeltic Corp.	73,394	3,901
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Equity Real Estate Investment Trusts – 9.1%continued
PS Business Parks, Inc.	21,967	$3,253
Rayonier, Inc.	152,666	5,485
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Rexford Industrial Realty, Inc.	146,476	8,342
Sabra Health Care REIT, Inc.	236,034	4,296
SL Green Realty Corp.	76,053	6,084
Spirit Realty Capital, Inc.	125,967	6,026
STORE Capital Corp.	266,325	9,191
Urban Edge Properties	120,451	2,301
Weingarten Realty Investors	130,799	4,195
		237,038
Food & Staples Retailing – 0.8%
BJ's Wholesale Club Holdings, Inc.*	149,764	7,126
Casey's General Stores, Inc.	40,368	7,857
Grocery Outlet Holding Corp.*	95,042	3,294
Sprouts Farmers Market, Inc.*	128,700	3,198
		21,475
Food Products – 1.8%
Darling Ingredients, Inc.*	178,916	12,077
Flowers Foods, Inc.	215,528	5,216
Hain Celestial Group (The), Inc.*	89,712	3,599
Ingredion, Inc.	73,138	6,619
Lancaster Colony Corp.	21,412	4,143
Pilgrim's Pride Corp.*	54,087	1,200
Post Holdings, Inc.*	64,800	7,029
Sanderson Farms, Inc.	21,650	4,070
Tootsie Roll Industries, Inc.	19,677	667
TreeHouse Foods, Inc.*	61,616	2,743
		47,363
Gas Utilities – 1.2%
National Fuel Gas Co.	99,976	5,224
New Jersey Resources Corp.	105,485	4,174
ONE Gas, Inc.	58,356	4,325
Southwest Gas Holdings, Inc.	63,561	4,207
Spire, Inc.	56,600	4,091
UGI Corp.	228,699	10,591
		32,612
Health Care Equipment & Supplies – 3.3%
Envista Holdings Corp.*	175,949	7,603
Globus Medical, Inc., Class A*	84,765	6,572
Haemonetics Corp.*	55,734	3,714
Hill-Rom Holdings, Inc.	72,933	8,284
ICU Medical, Inc.*	21,546	4,434

NORTHERN FUNDS QUARTERLY REPORT     65    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Health Care Equipment & Supplies – 3.3%continued
Integra LifeSciences Holdings Corp.*	77,707	$5,303
LivaNova PLC*	53,383	4,490
Masimo Corp.*	55,401	13,432
Neogen Corp.*	117,846	5,426
NuVasive, Inc.*	56,328	3,818
Penumbra, Inc.*	37,190	10,192
Quidel Corp.*	42,237	5,411
STAAR Surgical Co.*	51,423	7,842
		86,521
Health Care Providers & Services – 3.0%
Acadia Healthcare Co., Inc.*	98,406	6,175
Amedisys, Inc.*	35,647	8,731
Chemed Corp.	17,473	8,291
Encompass Health Corp.	109,119	8,515
HealthEquity, Inc.*	91,525	7,366
LHC Group, Inc.*	34,645	6,938
Molina Healthcare, Inc.*	64,005	16,197
Patterson Cos., Inc.	94,720	2,878
Progyny, Inc.*	40,476	2,388
R1 RCM, Inc.*	151,152	3,362
Tenet Healthcare Corp.*	117,194	7,851
		78,692
Hotels, Restaurants & Leisure – 2.8%
Boyd Gaming Corp.*	88,339	5,432
Choice Hotels International, Inc.	31,659	3,763
Churchill Downs, Inc.	37,970	7,528
Cracker Barrel Old Country Store, Inc.	26,005	3,861
Jack in the Box, Inc.	24,300	2,708
Marriott Vacations Worldwide Corp.*	46,707	7,440
Papa John's International, Inc.	36,286	3,790
Scientific Games Corp.*	62,207	4,817
Six Flags Entertainment Corp.*	83,101	3,597
Texas Roadhouse, Inc.	71,740	6,901
Travel + Leisure Co.	94,192	5,600
Wendy's (The) Co.	193,905	4,541
Wingstop, Inc.	32,574	5,135
Wyndham Hotels & Resorts, Inc.	102,368	7,400
		72,513
Household Durables – 1.5%
Helen of Troy Ltd.*	26,756	6,104
KB Home	97,509	3,971
Taylor Morrison Home Corp.*	140,534	3,713
Tempur Sealy International, Inc.	200,521	7,858
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Household Durables – 1.5%continued
Toll Brothers, Inc.	122,822	$7,100
TopBuild Corp.*	36,284	7,176
Tri Pointe Homes, Inc.*	130,437	2,795
		38,717
Household Products – 0.1%
Energizer Holdings, Inc.	64,012	2,751
Industrial Conglomerates – 0.4%
Carlisle Cos., Inc.	57,167	10,941
Insurance – 4.0%
Alleghany Corp.*	15,264	10,182
American Financial Group, Inc.	75,443	9,409
Brighthouse Financial, Inc.*	93,803	4,272
Brown & Brown, Inc.	255,877	13,597
CNO Financial Group, Inc.	144,110	3,404
First American Financial Corp.	119,881	7,475
Hanover Insurance Group (The), Inc.	39,394	5,343
Kemper Corp.	66,526	4,916
Kinsale Capital Group, Inc.	23,474	3,868
Mercury General Corp.	29,067	1,888
Old Republic International Corp.	310,138	7,726
Primerica, Inc.	43,158	6,609
Reinsurance Group of America, Inc.	74,564	8,500
RenaissanceRe Holdings Ltd.	54,418	8,099
RLI Corp.	43,565	4,556
Selective Insurance Group, Inc.	65,666	5,329
		105,173
Interactive Media & Services – 0.3%
TripAdvisor, Inc.*	107,211	4,321
Yelp, Inc.*	76,325	3,050
		7,371
IT Services – 1.7%
Alliance Data Systems Corp.	54,507	5,679
Concentrix Corp.*	45,612	7,334
Genpact Ltd.	190,751	8,666
LiveRamp Holdings, Inc.*	74,809	3,505
Maximus, Inc.	67,389	5,928
Sabre Corp.*	351,105	4,382
WEX, Inc.*	48,942	9,490
		44,984
Leisure Products – 1.4%
Brunswick Corp.	85,479	8,515
Callaway Golf Co.*	127,338	4,295

EQUITY INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Leisure Products – 1.4%continued
Mattel, Inc.*	381,968	$7,678
Polaris, Inc.	63,061	8,637
YETI Holdings, Inc.*	82,229	7,550
		36,675
Life Sciences Tools & Services – 2.2%
Bio-Techne Corp.	42,563	19,164
Medpace Holdings, Inc.*	30,426	5,374
PRA Health Sciences, Inc.*	71,052	11,738
Repligen Corp.*	55,874	11,154
Syneos Health, Inc.*	110,823	9,918
		57,348
Machinery – 5.1%
AGCO Corp.	67,618	8,816
Colfax Corp.*	129,189	5,918
Crane Co.	54,179	5,004
Donaldson Co., Inc.	138,317	8,787
Flowserve Corp.	142,867	5,760
Graco, Inc.	185,747	14,061
ITT, Inc.	94,218	8,629
Kennametal, Inc.	91,035	3,270
Lincoln Electric Holdings, Inc.	65,179	8,585
Middleby (The) Corp.*	60,803	10,535
Nordson Corp.	59,088	12,970
Oshkosh Corp.	74,991	9,347
Terex Corp.	76,471	3,642
Timken (The) Co.	74,692	6,019
Toro (The) Co.	117,224	12,881
Trinity Industries, Inc.	88,603	2,383
Woodward, Inc.	64,045	7,870
		134,477
Marine – 0.2%
Kirby Corp.*	65,889	3,996
Media – 1.0%
Cable One, Inc.	5,957	11,395
John Wiley & Sons, Inc., Class A	47,633	2,866
New York Times (The) Co., Class A	158,993	6,924
TEGNA, Inc.	240,934	4,520
		25,705
Metals & Mining – 2.2%
Cleveland-Cliffs, Inc.*	503,453	10,854
Commercial Metals Co.	132,313	4,065
Compass Minerals International, Inc.	37,141	2,201
Reliance Steel & Aluminum Co.	69,738	10,524
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Metals & Mining – 2.2%continued
Royal Gold, Inc.	71,683	$8,179
Steel Dynamics, Inc.	219,772	13,098
United States Steel Corp.	295,031	7,081
Worthington Industries, Inc.	38,492	2,355
		58,357
Multiline Retail – 0.7%
Kohl's Corp.	171,083	9,428
Nordstrom, Inc.*	119,439	4,368
Ollie's Bargain Outlet Holdings, Inc.*	61,982	5,215
		19,011
Multi-Utilities – 0.6%
Black Hills Corp.	68,734	4,511
MDU Resources Group, Inc.	220,304	6,904
NorthWestern Corp.	55,731	3,356
		14,771
Oil, Gas & Consumable Fuels – 1.8%
Antero Midstream Corp.	313,230	3,255
Cimarex Energy Co.	112,720	8,167
CNX Resources Corp.*	242,368	3,311
EQT Corp.*	305,915	6,810
Equitrans Midstream Corp.	443,240	3,772
HollyFrontier Corp.	163,718	5,386
Murphy Oil Corp.	158,258	3,684
Targa Resources Corp.	250,735	11,145
World Fuel Services Corp.	69,031	2,190
		47,720
Paper & Forest Products – 0.3%
Louisiana-Pacific Corp.	111,934	6,749
Personal Products – 0.2%
Coty, Inc., Class A*	310,549	2,900
Nu Skin Enterprises, Inc., Class A	54,736	3,101
		6,001
Pharmaceuticals – 0.6%
Jazz Pharmaceuticals PLC*	65,701	11,671
Nektar Therapeutics*	199,789	3,429
		15,100
Professional Services – 1.5%
ASGN, Inc.*	58,134	5,635
CACI International, Inc., Class A*	25,792	6,580
FTI Consulting, Inc.*	37,559	5,131
Insperity, Inc.	39,574	3,576
KBR, Inc.	154,467	5,893

NORTHERN FUNDS QUARTERLY REPORT     67    EQUITY INDEX FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Professional Services – 1.5%continued
ManpowerGroup, Inc.	59,705	$7,100
Science Applications International Corp.	63,344	5,557
		39,472
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.*	56,264	10,997
Road & Rail – 0.9%
Avis Budget Group, Inc.*	56,700	4,416
Knight-Swift Transportation Holdings, Inc.	134,418	6,110
Landstar System, Inc.	41,942	6,628
Ryder System, Inc.	58,868	4,376
Werner Enterprises, Inc.	62,552	2,785
		24,315
Semiconductors & Semiconductor Equipment – 4.0%
Amkor Technology, Inc.	117,193	2,774
Brooks Automation, Inc.	81,427	7,758
Cirrus Logic, Inc.*	62,879	5,352
CMC Materials, Inc.	31,994	4,823
Cree, Inc.*	126,416	12,380
First Solar, Inc.*	93,181	8,434
Lattice Semiconductor Corp.*	149,781	8,415
MKS Instruments, Inc.	60,564	10,777
Semtech Corp.*	71,274	4,904
Silicon Laboratories, Inc.*	48,867	7,489
SolarEdge Technologies, Inc.*	56,885	15,721
Synaptics, Inc.*	38,649	6,013
Universal Display Corp.	47,020	10,454
		105,294
Software – 3.9%
ACI Worldwide, Inc.*	129,760	4,819
Aspen Technology, Inc.*	74,537	10,252
Blackbaud, Inc.*	53,691	4,111
CDK Global, Inc.	133,453	6,631
Ceridian HCM Holding, Inc.*	143,645	13,779
CommVault Systems, Inc.*	50,165	3,921
Envestnet, Inc.*	59,795	4,536
Fair Isaac Corp.*	31,472	15,820
J2 Global, Inc.*	46,557	6,404
Manhattan Associates, Inc.*	69,602	10,081
Paylocity Holding Corp.*	41,225	7,866
Qualys, Inc.*	36,976	3,723
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Software – 3.9%continued
Sailpoint Technologies Holdings, Inc.*	101,268	$5,172
Teradata Corp.*	120,390	6,016
		103,131
Specialty Retail – 3.1%
American Eagle Outfitters, Inc.	165,527	6,212
AutoNation, Inc.*	59,093	5,603
Dick's Sporting Goods, Inc.	71,566	7,170
Five Below, Inc.*	61,278	11,843
Foot Locker, Inc.	113,173	6,975
Lithia Motors, Inc.	32,614	11,208
Murphy U.S.A., Inc.	27,414	3,656
RH*	18,416	12,504
Urban Outfitters, Inc.*	74,923	3,088
Williams-Sonoma, Inc.	83,424	13,319
		81,578
Technology Hardware, Storage & Peripherals – 0.4%
NCR Corp.*	143,703	6,555
Xerox Holdings Corp.	176,297	4,141
		10,696
Textiles, Apparel & Luxury Goods – 1.7%
Capri Holdings Ltd.*	165,695	9,476
Carter's, Inc.	47,960	4,948
Columbia Sportswear Co.	33,491	3,294
Crocs, Inc.*	71,256	8,303
Deckers Outdoor Corp.*	30,457	11,698
Skechers U.S.A., Inc., Class A*	146,991	7,324
		45,043
Thrifts & Mortgage Finance – 0.7%
Essent Group Ltd.	123,804	5,565
MGIC Investment Corp.	371,425	5,051
New York Community Bancorp, Inc.	507,662	5,595
Washington Federal, Inc.	79,298	2,520
		18,731
Trading Companies & Distributors – 0.9%
GATX Corp.	38,670	3,421
MSC Industrial Direct Co., Inc., Class A	51,653	4,635
Univar Solutions, Inc.*	185,770	4,529
Watsco, Inc.	36,054	10,335
		22,920
Water Utilities – 0.4%
Essential Utilities, Inc.	244,963	11,195

EQUITY INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%continued
Wireless Telecommunication Services – 0.1%
Telephone and Data Systems, Inc.	108,928	$2,468
Total Common Stocks
(Cost $1,568,567)		2,568,305

INVESTMENT COMPANIES – 1.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	39,677,816	39,678
Total Investment Companies
(Cost $39,678)		39,678

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.06%, 7/15/21(4) (5)	$5,565	$5,565
	Total Short-Term Investments
	(Cost $5,565)	5,565

	Total Investments – 99.9%
	(Cost $1,613,810)	2,613,548
	Other Assets less Liabilities – 0.1%	1,707
	NET ASSETS – 100.0%	$2,615,255

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2021 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	174	$46,848	Long	09/21	$(466)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$2,568,305	$—	$—	$2,568,305
Investment Companies	39,678	—	—	39,678
Short-Term Investments	—	5,565	—	5,565
Total Investments	$2,607,983	$5,565	$—	$2,613,548
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(466)	$—	$—	$(466)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$22,904	$78,923	$62,149	$—	$39,678	39,677,816
NORTHERN FUNDS QUARTERLY REPORT     69    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8%
Aerospace & Defense – 0.7%
AAR Corp.*	18,650	$723
Aerojet Rocketdyne Holdings, Inc.	40,868	1,974
AeroVironment, Inc.*	12,287	1,231
AerSale Corp.*	5,240	65
Astronics Corp.*	13,219	231
Byrna Technologies, Inc.*	5,671	129
Ducommun, Inc.*	6,131	334
Kaman Corp.	14,933	753
Kratos Defense & Security Solutions, Inc.*	66,006	1,880
Maxar Technologies, Inc.	38,769	1,548
Moog, Inc., Class A	15,555	1,308
National Presto Industries, Inc.	2,612	265
PAE, Inc.*	38,307	341
Park Aerospace Corp.	10,570	157
Parsons Corp.*	14,401	567
Triumph Group, Inc.*	27,958	580
Vectrus, Inc.*	6,032	287
		12,373
Air Freight & Logistics – 0.3%
Air Transport Services Group, Inc.*	31,719	737
Atlas Air Worldwide Holdings, Inc.*	15,768	1,074
Echo Global Logistics, Inc.*	14,220	437
Forward Air Corp.	14,607	1,311
Hub Group, Inc., Class A*	17,986	1,186
Radiant Logistics, Inc.*	19,165	133
		4,878
Airlines – 0.3%
Allegiant Travel Co.*	8,241	1,599
Frontier Group Holdings, Inc.*	19,044	325
Hawaiian Holdings, Inc.*	27,703	675
Mesa Air Group, Inc.*	18,993	177
SkyWest, Inc.*	26,894	1,158
Spirit Airlines, Inc.*	53,381	1,625
Sun Country Airlines Holdings, Inc.*	9,504	352
		5,911
Auto Components – 1.3%
Adient PLC*	51,577	2,331
American Axle & Manufacturing Holdings, Inc.*	61,494	637
Cooper-Standard Holdings, Inc.*	9,566	277
Dana, Inc.	78,760	1,871
Dorman Products, Inc.*	14,385	1,491
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Auto Components – 1.3%continued
Fox Factory Holding Corp.*	22,862	$3,559
Gentherm, Inc.*	17,947	1,275
Goodyear Tire & Rubber (The) Co.*	150,447	2,580
LCI Industries	13,348	1,754
Modine Manufacturing Co.*	27,129	450
Motorcar Parts of America, Inc.*	10,580	238
Patrick Industries, Inc.	12,612	921
Standard Motor Products, Inc.	11,402	494
Stoneridge, Inc.*	13,926	411
Tenneco, Inc., Class A*	38,606	746
Visteon Corp.*	15,065	1,822
XL Fleet Corp.*	21,012	175
XPEL, Inc.*	9,775	820
		21,852
Automobiles – 0.3%
Arcimoto, Inc.*	14,819	255
Canoo, Inc.*	43,268	430
Fisker, Inc.*	86,343	1,664
Lordstown Motors Corp., Class A*	61,042	675
Winnebago Industries, Inc.	17,745	1,206
Workhorse Group, Inc.*	67,257	1,116
		5,346
Banks – 7.6%
1st Source Corp.	9,301	432
Allegiance Bancshares, Inc.	9,989	384
Altabancorp	10,073	436
Amalgamated Financial Corp.	7,236	113
Amerant Bancorp, Inc.*	11,303	242
American National Bankshares, Inc.	5,954	185
Ameris Bancorp	36,008	1,823
Arrow Financial Corp.	7,468	268
Associated Banc-Corp	82,901	1,698
Atlantic Capital Bancshares, Inc.*	10,446	266
Atlantic Union Bankshares Corp.	42,736	1,548
Banc of California, Inc.	25,589	449
BancFirst Corp.	9,511	594
Bancorp (The), Inc.*	28,381	653
BancorpSouth Bank	55,915	1,584
Bank First Corp.	3,586	250
Bank of Marin Bancorp	6,536	208
Bank of NT Butterfield & Son (The) Ltd.	27,310	968
BankUnited, Inc.	50,301	2,147
Banner Corp.	18,811	1,020

EQUITY INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Banks – 7.6%continued
Bar Harbor Bankshares	8,750	$250
Berkshire Hills Bancorp, Inc.	28,076	770
Blue Ridge Bankshares, Inc.	9,922	174
Boston Private Financial Holdings, Inc.	44,232	652
Brookline Bancorp, Inc.	42,519	636
Bryn Mawr Bank Corp.	10,596	447
Business First Bancshares, Inc.	9,943	228
Byline Bancorp, Inc.	14,189	321
Cadence BanCorp	66,422	1,387
Cambridge Bancorp	3,895	323
Camden National Corp.	8,400	401
Capital Bancorp, Inc.*	4,642	95
Capital City Bank Group, Inc.	7,511	194
Capstar Financial Holdings, Inc.	11,673	239
Carter Bankshares, Inc.*	13,609	170
Cathay General Bancorp	41,673	1,640
CBTX, Inc.	9,763	267
Central Pacific Financial Corp.	14,778	385
Century Bancorp, Inc., Class A	1,390	158
CIT Group, Inc.	54,089	2,790
Citizens & Northern Corp.	9,110	223
City Holding Co.	8,277	623
Civista Bancshares, Inc.	9,286	205
CNB Financial Corp.	9,364	214
Coastal Financial Corp.*	5,225	149
Columbia Banking System, Inc.	38,730	1,493
Community Bank System, Inc.	28,935	2,189
Community Trust Bancorp, Inc.	8,063	326
ConnectOne Bancorp, Inc.	19,898	521
CrossFirst Bankshares, Inc.*	24,938	343
Customers Bancorp, Inc.*	16,353	638
CVB Financial Corp.	69,714	1,435
Dime Community Bancshares, Inc.	18,588	625
Eagle Bancorp, Inc.	17,108	959
Eastern Bankshares, Inc.	93,868	1,931
Enterprise Bancorp, Inc.	5,082	166
Enterprise Financial Services Corp.	15,956	740
Equity Bancshares, Inc., Class A*	6,940	212
Farmers National Banc Corp.	13,617	211
FB Financial Corp.	17,839	666
Fidelity D&D Bancorp, Inc.	2,247	122
Financial Institutions, Inc.	8,330	250
First Bancorp	15,195	622
First BanCorp (New York Exchange)	117,650	1,402
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Banks – 7.6%continued
First Bancorp (The), Inc.	5,084	$150
First Bancshares (The), Inc.	10,679	400
First Bank	7,479	101
First Busey Corp.	27,713	683
First Choice Bancorp	5,322	162
First Commonwealth Financial Corp.	51,046	718
First Community Bankshares, Inc.	9,045	270
First Financial Bancorp	51,686	1,221
First Financial Bankshares, Inc.	70,795	3,478
First Financial Corp.	6,346	259
First Foundation, Inc.	21,932	494
First Internet Bancorp	5,292	164
First Interstate BancSystem, Inc., Class A	22,163	927
First Merchants Corp.	29,510	1,230
First Mid Bancshares, Inc.	9,351	379
First Midwest Bancorp, Inc.	62,302	1,235
First of Long Island (The) Corp.	13,320	283
Five Star Bancorp*	3,280	79
Flushing Financial Corp.	15,662	336
Fulton Financial Corp.	86,904	1,371
German American Bancorp, Inc.	13,431	500
Glacier Bancorp, Inc.	52,274	2,879
Great Southern Bancorp, Inc.	5,773	311
Great Western Bancorp, Inc.	30,072	986
Guaranty Bancshares, Inc.	4,167	142
Hancock Whitney Corp.	46,855	2,082
Hanmi Financial Corp.	16,052	306
HarborOne Bancorp, Inc.	27,007	387
Hawthorn Bancshares, Inc.	144	3
HBT Financial, Inc.	4,304	75
Heartland Financial U.S.A., Inc.	22,156	1,041
Heritage Commerce Corp.	30,619	341
Heritage Financial Corp.	19,188	480
Hilltop Holdings, Inc.	35,208	1,282
Home BancShares, Inc.	83,346	2,057
HomeTrust Bancshares, Inc.	7,847	219
Hope Bancorp, Inc.	65,458	928
Horizon Bancorp, Inc.	22,512	392
Howard Bancorp, Inc.*	6,922	112
Independent Bank Corp.	17,762	1,341
Independent Bank Corp. (NASDAQ Exchange)	10,758	234
Independent Bank Group, Inc.	20,390	1,508
International Bancshares Corp.	29,371	1,261

NORTHERN FUNDS QUARTERLY REPORT     71    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Banks – 7.6%continued
Investors Bancorp, Inc.	124,312	$1,773
Lakeland Bancorp, Inc.	25,975	454
Lakeland Financial Corp.	13,304	820
Live Oak Bancshares, Inc.	17,186	1,014
Macatawa Bank Corp.	15,374	135
Mercantile Bank Corp.	8,968	271
Metrocity Bankshares, Inc.	9,882	173
Metropolitan Bank Holding Corp.*	4,436	267
Mid Penn Bancorp, Inc.	5,780	159
Midland States Bancorp, Inc.	11,341	298
MidWestOne Financial Group, Inc.	7,308	210
MVB Financial Corp.	5,517	235
National Bank Holdings Corp., Class A	16,183	611
NBT Bancorp, Inc.	23,036	829
Nicolet Bankshares, Inc.*	5,006	352
Northrim BanCorp, Inc.	2,916	125
OceanFirst Financial Corp.	31,420	655
OFG Bancorp	26,912	595
Old National Bancorp	90,002	1,585
Old Second Bancorp, Inc.	13,754	171
Origin Bancorp, Inc.	11,738	498
Orrstown Financial Services, Inc.	5,999	138
Pacific Premier Bancorp, Inc.	51,181	2,164
Park National Corp.	7,810	917
Peapack-Gladstone Financial Corp.	9,863	306
Peoples Bancorp, Inc.	9,725	288
Peoples Financial Services Corp.	3,427	146
Preferred Bank	7,630	483
Premier Financial Bancorp, Inc.	5,908	100
Primis Financial Corp.	14,146	216
QCR Holdings, Inc.	8,508	409
RBB Bancorp	7,661	186
Red River Bancshares, Inc.	2,153	109
Reliant Bancorp, Inc.	7,671	213
Renasant Corp.	29,740	1,190
Republic Bancorp, Inc., Class A	4,907	226
Republic First Bancorp, Inc.*	26,578	106
S&T Bancorp, Inc.	20,753	650
Sandy Spring Bancorp, Inc.	25,488	1,125
Seacoast Banking Corp. of Florida	30,118	1,029
ServisFirst Bancshares, Inc.	27,389	1,862
Sierra Bancorp	7,828	199
Silvergate Capital Corp., Class A*	12,470	1,413
Simmons First National Corp., Class A	58,648	1,721
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Banks – 7.6%continued
SmartFinancial, Inc.	7,260	$174
South Plains Financial, Inc.	5,233	121
South State Corp.	38,477	3,146
Southern First Bancshares, Inc.*	4,121	211
Southside Bancshares, Inc.	17,247	659
Spirit of Texas Bancshares, Inc.	6,731	154
Stock Yards Bancorp, Inc.	11,354	578
Summit Financial Group, Inc.	5,523	122
Texas Capital Bancshares, Inc.*	27,594	1,752
Tompkins Financial Corp.	7,612	590
Towne Bank	36,312	1,105
TriCo Bancshares	15,297	651
TriState Capital Holdings, Inc.*	16,395	334
Triumph Bancorp, Inc.*	12,978	964
Trustmark Corp.	34,582	1,065
UMB Financial Corp.	23,851	2,220
United Bankshares, Inc.	67,766	2,473
United Community Banks, Inc.	47,656	1,525
Univest Financial Corp.	15,090	398
Valley National Bancorp	218,265	2,931
Veritex Holdings, Inc.	25,699	910
Washington Trust Bancorp, Inc.	9,494	488
WesBanco, Inc.	35,595	1,268
West BanCorp, Inc.	8,963	249
Westamerica BanCorp	14,073	817
		127,198
Beverages – 0.3%
Celsius Holdings, Inc.*	24,704	1,880
Coca-Cola Consolidated, Inc.	2,536	1,020
Duckhorn Portfolio (The), Inc.*	11,202	247
MGP Ingredients, Inc.	7,911	535
National Beverage Corp.	12,342	583
NewAge, Inc.*	72,843	162
Primo Water Corp.	85,699	1,434
		5,861
Biotechnology – 10.0%
4D Molecular Therapeutics, Inc.*	5,598	135
89bio, Inc.*	4,962	93
ACADIA Pharmaceuticals, Inc.*	64,996	1,585
Adicet Bio, Inc.*	11,071	114
Adverum Biotechnologies, Inc.*	50,587	177
Aeglea BioTherapeutics, Inc.*	20,702	144
Affimed N.V.*	62,593	532

EQUITY INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Biotechnology – 10.0%continued
Agenus, Inc.*	106,861	$587
Agios Pharmaceuticals, Inc.*	33,445	1,843
Akebia Therapeutics, Inc.*	83,765	317
Akero Therapeutics, Inc.*	13,871	344
Akouos, Inc.*	13,262	166
Albireo Pharma, Inc.*	8,871	312
Aldeyra Therapeutics, Inc.*	26,126	296
Alector, Inc.*	31,248	651
Aligos Therapeutics, Inc.*	10,137	207
Alkermes PLC*	87,257	2,140
Allakos, Inc.*	18,953	1,618
Allogene Therapeutics, Inc.*	36,862	961
Allovir, Inc.*	16,038	317
Alpine Immune Sciences, Inc.*	5,887	53
Altimmune, Inc.*	17,545	173
ALX Oncology Holdings, Inc.*	9,639	527
Amicus Therapeutics, Inc.*	144,868	1,397
AnaptysBio, Inc.*	10,406	270
Anavex Life Sciences Corp.*	33,691	770
Anika Therapeutics, Inc.*	8,030	348
Annexon, Inc.*	16,865	380
Apellis Pharmaceuticals, Inc.*	35,236	2,227
Applied Molecular Transport, Inc.*	13,327	610
Applied Therapeutics, Inc.*	9,670	201
AquaBounty Technologies, Inc.*	28,277	152
Arbutus Biopharma Corp.*	41,889	127
Arcturus Therapeutics Holdings, Inc.*	12,061	408
Arcus Biosciences, Inc.*	25,110	690
Arcutis Biotherapeutics, Inc.*	14,986	409
Ardelyx, Inc.*	46,929	356
Arena Pharmaceuticals, Inc.*	33,201	2,264
Arrowhead Pharmaceuticals, Inc.*	55,054	4,560
Atara Biotherapeutics, Inc.*	44,682	695
Athenex, Inc.*	47,195	218
Athersys, Inc.*	121,921	176
Atossa Therapeutics, Inc.*	63,377	401
Atreca, Inc., Class A*	11,959	102
Avid Bioservices, Inc.*	32,478	833
Avidity Biosciences, Inc.*	16,693	412
Avita Medical, Inc.*	12,895	265
Avrobio, Inc.*	20,577	183
Beam Therapeutics, Inc.*	25,497	3,282
Beyondspring, Inc.*	12,303	128
BioAtla, Inc.*	6,395	271
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Biotechnology – 10.0%continued
BioCryst Pharmaceuticals, Inc.*	96,439	$1,525
Biohaven Pharmaceutical Holding Co. Ltd.*	29,317	2,846
Biomea Fusion, Inc.*	4,610	72
Bioxcel Therapeutics, Inc.*	8,256	240
Black Diamond Therapeutics, Inc.*	13,355	163
Bluebird Bio, Inc.*	36,680	1,173
Blueprint Medicines Corp.*	31,802	2,797
Bolt Biotherapeutics, Inc.*	6,829	106
Bridgebio Pharma, Inc.*	58,402	3,560
Brooklyn ImmunoTherapeutics, Inc.*	12,796	230
C4 Therapeutics, Inc.*	18,657	706
Cardiff Oncology, Inc.*	19,342	129
CareDx, Inc.*	27,156	2,485
Catalyst Pharmaceuticals, Inc.*	54,760	315
Celcuity, Inc.*	4,225	101
Celldex Therapeutics, Inc.*	21,250	711
CEL-SCI Corp.*	19,843	172
Cerevel Therapeutics Holdings, Inc.*	18,990	487
ChemoCentryx, Inc.*	30,451	408
Chimerix, Inc.*	39,387	315
Chinook Therapeutics, Inc.*	17,020	240
Clene, Inc.*	12,298	138
Clovis Oncology, Inc.*	53,921	313
Codiak Biosciences, Inc.*	8,472	157
Cogent Biosciences, Inc.*	19,927	162
Coherus Biosciences, Inc.*	35,242	487
Constellation Pharmaceuticals, Inc.*	19,693	666
Cortexyme, Inc.*	10,823	574
Crinetics Pharmaceuticals, Inc.*	19,752	372
Cue Biopharma, Inc.*	16,852	196
Cullinan Oncology, Inc.*	7,173	185
Curis, Inc.*	46,611	376
Cytokinetics, Inc.*	37,107	734
CytomX Therapeutics, Inc.*	37,590	238
Deciphera Pharmaceuticals, Inc.*	20,883	765
Denali Therapeutics, Inc.*	49,436	3,878
DermTech, Inc.*	12,837	534
Design Therapeutics, Inc.*	7,279	145
Dicerna Pharmaceuticals, Inc.*	37,609	1,404
Dynavax Technologies Corp.*	58,486	576
Dyne Therapeutics, Inc.*	16,259	342
Eagle Pharmaceuticals, Inc.*	6,573	281
Editas Medicine, Inc.*	36,952	2,093

NORTHERN FUNDS QUARTERLY REPORT     73    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Biotechnology – 10.0%continued
Eiger BioPharmaceuticals, Inc.*	18,261	$156
Emergent BioSolutions, Inc.*	26,668	1,680
Enanta Pharmaceuticals, Inc.*	10,222	450
Epizyme, Inc.*	49,958	415
Esperion Therapeutics, Inc.*	13,921	294
Evelo Biosciences, Inc.*	16,399	225
Fate Therapeutics, Inc.*	43,533	3,778
FibroGen, Inc.*	46,386	1,235
Finch Therapeutics Group, Inc.*	4,031	57
Flexion Therapeutics, Inc.*	26,527	218
Foghorn Therapeutics, Inc.*	10,445	111
Forma Therapeutics Holdings, Inc.*	17,867	445
Forte Biosciences, Inc.*	6,094	205
Fortress Biotech, Inc.*	37,140	133
Frequency Therapeutics, Inc.*	17,898	178
G1 Therapeutics, Inc.*	21,207	465
Gemini Therapeutics, Inc.*	11,736	76
Generation Bio Co.*	23,801	640
Geron Corp.*	170,427	240
Global Blood Therapeutics, Inc.*	32,452	1,136
Gossamer Bio, Inc.*	33,904	275
Greenwich Lifesciences, Inc.*	2,154	97
Gritstone bio, Inc.*	21,788	199
GT Biopharma, Inc.*	12,828	199
Halozyme Therapeutics, Inc.*	76,563	3,477
Harpoon Therapeutics, Inc.*	10,342	143
Heron Therapeutics, Inc.*	51,294	796
Homology Medicines, Inc.*	24,204	176
Hookipa Pharma, Inc.*	10,535	96
Humanigen, Inc.*	24,197	421
iBio, Inc.*	109,198	165
Ideaya Biosciences, Inc.*	15,153	318
IGM Biosciences, Inc.*	4,475	372
Immunic, Inc.*	8,208	101
ImmunityBio, Inc.*	36,092	515
ImmunoGen, Inc.*	103,130	680
Immunovant, Inc.*	20,967	222
Impel Neuropharma, Inc.*	4,024	36
Infinity Pharmaceuticals, Inc.*	46,981	140
Inhibrx, Inc.*	15,095	415
Inovio Pharmaceuticals, Inc.*	112,292	1,041
Inozyme Pharma, Inc.*	8,396	143
Insmed, Inc.*	56,089	1,596
Instil Bio, Inc.*	9,368	181
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Biotechnology – 10.0%continued
Intellia Therapeutics, Inc.*	34,685	$5,616
Intercept Pharmaceuticals, Inc.*	15,197	303
Invitae Corp.*	108,835	3,671
Ironwood Pharmaceuticals, Inc.*	79,136	1,018
iTeos Therapeutics, Inc.*	10,762	276
IVERIC bio, Inc.*	50,586	319
Jounce Therapeutics, Inc.*	17,808	121
Kadmon Holdings, Inc.*	95,148	368
KalVista Pharmaceuticals, Inc.*	10,329	247
Karuna Therapeutics, Inc.*	12,055	1,374
Karyopharm Therapeutics, Inc.*	39,206	405
Keros Therapeutics, Inc.*	8,439	358
Kezar Life Sciences, Inc.*	18,717	102
Kiniksa Pharmaceuticals Ltd., Class A*	14,982	209
Kinnate Biopharma, Inc.*	7,319	170
Kodiak Sciences, Inc.*	18,230	1,695
Kronos Bio, Inc.*	21,030	504
Krystal Biotech, Inc.*	9,702	660
Kura Oncology, Inc.*	33,767	704
Kymera Therapeutics, Inc.*	15,678	760
Lexicon Pharmaceuticals, Inc.*	37,080	170
Ligand Pharmaceuticals, Inc.*	8,145	1,069
Lineage Cell Therapeutics, Inc.*	65,708	187
MacroGenics, Inc.*	32,146	863
Madrigal Pharmaceuticals, Inc.*	6,135	598
Magenta Therapeutics, Inc.*	16,346	160
MannKind Corp.*	137,039	747
MEI Pharma, Inc.*	58,041	165
MeiraGTx Holdings PLC*	16,474	255
Mersana Therapeutics, Inc.*	37,308	507
MiMedx Group, Inc.*	60,300	754
Mirum Pharmaceuticals, Inc.*	1,202	21
Molecular Templates, Inc.*	20,165	158
Morphic Holding, Inc.*	11,240	645
Mustang Bio, Inc.*	40,765	135
Myriad Genetics, Inc.*	41,693	1,275
Neoleukin Therapeutics, Inc.*	18,859	174
NexImmune, Inc.*	2,949	48
Nkarta, Inc.*	7,582	240
Nurix Therapeutics, Inc.*	16,973	450
Ocugen, Inc.*	99,860	802
Olema Pharmaceuticals, Inc.*	6,604	185
Oncocyte Corp.*	38,426	221
Oncorus, Inc.*	10,972	151

EQUITY INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Biotechnology – 10.0%continued
Oncternal Therapeutics, Inc.*	23,580	$112
OPKO Health, Inc.*	213,838	866
Organogenesis Holdings, Inc.*	20,660	343
ORIC Pharmaceuticals, Inc.*	15,890	281
Outlook Therapeutics, Inc.*	46,529	116
Oyster Point Pharma, Inc.*	5,962	102
Passage Bio, Inc.*	20,030	265
PMV Pharmaceuticals, Inc.*	14,215	486
Portage Biotech, Inc.*	1,951	41
Poseida Therapeutics, Inc.*	14,193	142
Praxis Precision Medicines, Inc.*	13,158	241
Precigen, Inc.*	51,366	335
Precision BioSciences, Inc.*	26,062	326
Prelude Therapeutics, Inc.*	6,295	180
Prometheus Biosciences, Inc.*	6,116	150
Protagonist Therapeutics, Inc.*	22,427	1,007
Prothena Corp. PLC*	18,556	954
PTC Therapeutics, Inc.*	37,669	1,592
Puma Biotechnology, Inc.*	17,146	157
Radius Health, Inc.*	25,792	470
RAPT Therapeutics, Inc.*	9,733	309
Recursion Pharmaceuticals, Inc., Class A*	11,393	416
REGENXBIO, Inc.*	21,813	847
Relay Therapeutics, Inc.*	31,792	1,163
Reneo Pharmaceuticals, Inc.*	3,863	36
Replimune Group, Inc.*	14,769	567
REVOLUTION Medicines, Inc.*	32,228	1,023
Rhythm Pharmaceuticals, Inc.*	23,823	466
Rigel Pharmaceuticals, Inc.*	93,267	405
Rocket Pharmaceuticals, Inc.*	21,638	958
Rubius Therapeutics, Inc.*	24,407	596
Sana Biotechnology, Inc.*	14,530	286
Sangamo Therapeutics, Inc.*	64,944	777
Scholar Rock Holding Corp.*	15,367	444
Selecta Biosciences, Inc.*	48,300	202
Sensei Biotherapeutics, Inc.*	3,492	34
Seres Therapeutics, Inc.*	37,709	899
Sesen Bio, Inc.*	92,400	427
Shattuck Labs, Inc.*	14,399	417
Sigilon Therapeutics, Inc.*	3,775	41
Silverback Therapeutics, Inc.*	7,019	217
Solid Biosciences, Inc.*	31,846	117
Sorrento Therapeutics, Inc.*	148,064	1,435
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Biotechnology – 10.0%continued
Spectrum Pharmaceuticals, Inc.*	84,427	$317
Spero Therapeutics, Inc.*	14,281	199
SpringWorks Therapeutics, Inc.*	15,826	1,304
Spruce Biosciences, Inc.*	4,157	47
SQZ Biotechnologies Co.*	12,248	177
Stoke Therapeutics, Inc.*	10,315	347
Summit Therapeutics, Inc.*	11,957	89
Surface Oncology, Inc.*	18,150	135
Sutro Biopharma, Inc.*	23,422	435
Syndax Pharmaceuticals, Inc.*	24,318	418
Syros Pharmaceuticals, Inc.*	34,146	186
Talaris Therapeutics, Inc.*	4,755	70
Taysha Gene Therapies, Inc.*	12,015	255
TCR2 Therapeutics, Inc.*	17,669	290
TG Therapeutics, Inc.*	69,578	2,699
Tonix Pharmaceuticals Holding Corp.*	175,727	195
Translate Bio, Inc.*	36,306	1,000
Travere Therapeutics, Inc.*	32,529	475
Trevena, Inc.*	88,136	149
Trillium Therapeutics, Inc.*	53,003	514
Turning Point Therapeutics, Inc.*	24,951	1,947
Twist Bioscience Corp.*	25,628	3,415
UroGen Pharma Ltd.*	11,110	170
Vanda Pharmaceuticals, Inc.*	30,456	655
Vaxart, Inc.*	64,746	485
Vaxcyte, Inc.*	21,533	485
VBI Vaccines, Inc.*	98,234	329
Veracyte, Inc.*	36,630	1,464
Verastem, Inc.*	93,528	381
Vericel Corp.*	25,118	1,319
Viking Therapeutics, Inc.*	37,185	223
Vincerx Pharma, Inc.*	2,807	36
Vir Biotechnology, Inc.*	32,613	1,542
Viracta Therapeutics, Inc.*	19,646	223
VistaGen Therapeutics, Inc.*	103,352	326
Vor BioPharma, Inc.*	6,067	113
Werewolf Therapeutics, Inc.*	3,939	69
XBiotech, Inc.*	8,180	135
Xencor, Inc.*	31,201	1,076
XOMA Corp.*	3,490	119
Y-mAbs Therapeutics, Inc.*	18,930	640
Zentalis Pharmaceuticals, Inc.*	18,025	959
ZIOPHARM Oncology, Inc.*	109,369	289
		167,574

NORTHERN FUNDS QUARTERLY REPORT     75    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Building Products – 1.1%
AAON, Inc.	22,620	$1,416
American Woodmark Corp.*	9,114	745
Apogee Enterprises, Inc.	13,886	566
Caesarstone Ltd.	12,876	190
Cornerstone Building Brands, Inc.*	30,123	548
CSW Industrials, Inc.	7,376	874
Gibraltar Industries, Inc.*	17,616	1,344
Griffon Corp.	24,903	638
Insteel Industries, Inc.	9,617	309
JELD-WEN Holding, Inc.*	45,959	1,207
Masonite International Corp.*	13,445	1,503
PGT Innovations, Inc.*	31,795	739
Quanex Building Products Corp.	17,732	440
Resideo Technologies, Inc.*	78,575	2,357
Simpson Manufacturing Co., Inc.	23,763	2,624
UFP Industries, Inc.	32,769	2,436
View, Inc.*	46,164	391
		18,327
Capital Markets – 1.5%
Artisan Partners Asset Management, Inc., Class A	32,067	1,630
Assetmark Financial Holdings, Inc.*	9,306	233
Associated Capital Group, Inc., Class A	975	38
B. Riley Financial, Inc.	11,001	830
BGC Partners, Inc., Class A	181,411	1,028
Blucora, Inc.*	25,979	450
Brightsphere Investment Group, Inc.	31,681	742
Cohen & Steers, Inc.	13,396	1,100
Cowen, Inc., Class A	14,175	582
Diamond Hill Investment Group, Inc.	1,619	271
Donnelley Financial Solutions, Inc.*	15,793	521
Federated Hermes, Inc.	51,358	1,741
Focus Financial Partners, Inc., Class A*	28,160	1,366
GAMCO Investors, Inc., Class A	3,259	82
GCM Grosvenor, Inc., Class A	17,911	187
Greenhill & Co., Inc.	8,245	128
Hamilton Lane, Inc., Class A	18,530	1,688
Houlihan Lokey, Inc.	28,227	2,309
Moelis & Co., Class A	33,388	1,899
Open Lending Corp., Class A*	56,665	2,442
Oppenheimer Holdings, Inc., Class A	5,383	274
Piper Sandler Cos.	9,771	1,266
PJT Partners, Inc., Class A	12,848	917
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Capital Markets – 1.5%continued
Pzena Investment Management, Inc., Class A	9,747	$107
Sculptor Capital Management, Inc.	12,356	304
StepStone Group, Inc., Class A	20,371	701
StoneX Group, Inc.*	9,110	553
Value Line, Inc.	669	21
Virtus Investment Partners, Inc.	3,903	1,084
WisdomTree Investments, Inc.	77,083	478
		24,972
Chemicals – 1.9%
AdvanSix, Inc.*	14,791	442
American Vanguard Corp.	17,034	298
Amyris, Inc.*	90,820	1,487
Avient Corp.	49,637	2,440
Balchem Corp.	17,576	2,307
Cabot Corp.	30,658	1,745
Chase Corp.	4,058	416
Danimer Scientific, Inc.*	37,417	937
Ferro Corp.*	44,295	955
FutureFuel Corp.	15,255	147
GCP Applied Technologies, Inc.*	26,013	605
H.B. Fuller Co.	28,475	1,811
Hawkins, Inc.	10,118	331
Ingevity Corp.*	21,949	1,786
Innospec, Inc.	13,411	1,215
Intrepid Potash, Inc.*	5,613	179
Koppers Holdings, Inc.*	10,778	349
Kraton Corp.*	16,737	540
Kronos Worldwide, Inc.	10,956	157
Livent Corp.*	79,146	1,532
Marrone Bio Innovations, Inc.*	58,086	96
Minerals Technologies, Inc.	18,387	1,447
Orion Engineered Carbons S.A.*	33,054	628
PQ Group Holdings, Inc.	28,328	435
PureCycle Technologies, Inc.*	17,957	425
Quaker Chemical Corp.	7,364	1,747
Rayonier Advanced Materials, Inc.*	35,328	236
Sensient Technologies Corp.	23,000	1,991
Stepan Co.	11,628	1,399
Tredegar Corp.	15,503	214
Trinseo S.A.	21,097	1,262
Tronox Holdings PLC, Class A	63,033	1,412

EQUITY INDEX FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Chemicals – 1.9%continued
Valhi, Inc.	1,723	$42
Zymergen, Inc.*	10,107	404
		31,417
Commercial Services & Supplies – 1.8%
ABM Industries, Inc.	36,373	1,613
ACCO Brands Corp.	51,053	441
Brady Corp., Class A	25,391	1,423
BrightView Holdings, Inc.*	21,694	350
Brink's (The) Co.	26,513	2,037
Casella Waste Systems, Inc., Class A*	26,719	1,695
CECO Environmental Corp.*	18,572	133
Cimpress PLC*	9,583	1,039
CompX International, Inc.	879	18
CoreCivic, Inc.*	65,174	682
Covanta Holding Corp.	64,949	1,144
Deluxe Corp.	22,777	1,088
Ennis, Inc.	14,710	317
Harsco Corp.*	42,334	864
Healthcare Services Group, Inc.	40,913	1,292
Heritage-Crystal Clean, Inc.*	8,564	254
Herman Miller, Inc.	32,403	1,527
HNI Corp.	23,280	1,024
Interface, Inc.	30,789	471
KAR Auction Services, Inc.*	68,003	1,193
Kimball International, Inc., Class B	21,066	277
Knoll, Inc.	26,027	676
Matthews International Corp., Class A	16,952	610
Montrose Environmental Group, Inc.*	11,929	640
NL Industries, Inc.	6,041	39
Pitney Bowes, Inc.	96,787	849
R.R. Donnelley & Sons Co.*	39,126	246
SP Plus Corp.*	12,297	376
Steelcase, Inc., Class A	48,245	729
Team, Inc.*	13,603	91
Tetra Tech, Inc.	29,363	3,583
U.S. Ecology, Inc.*	16,679	626
UniFirst Corp.	8,204	1,925
Viad Corp.*	10,867	542
VSE Corp.	5,572	276
		30,090
Communications Equipment – 0.7%
ADTRAN, Inc.	26,956	557
Aviat Networks, Inc.*	5,288	173
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Communications Equipment – 0.7%continued
CalAmp Corp.*	19,202	$244
Calix, Inc.*	29,735	1,412
Cambium Networks Corp.*	5,280	255
Casa Systems, Inc.*	18,152	161
Clearfield, Inc.*	6,234	234
Comtech Telecommunications Corp.	14,322	346
Digi International, Inc.*	18,435	371
DZS, Inc.*	9,145	190
EchoStar Corp., Class A*	22,735	552
EMCORE Corp.*	19,855	183
Extreme Networks, Inc.*	68,331	763
Harmonic, Inc.*	48,629	414
Infinera Corp.*	96,681	986
Inseego Corp.*	45,171	456
KVH Industries, Inc.*	8,845	109
NETGEAR, Inc.*	16,200	621
NetScout Systems, Inc.*	37,535	1,071
Plantronics, Inc.*	18,398	768
Ribbon Communications, Inc.*	38,928	296
Viavi Solutions, Inc.*	124,011	2,190
		12,352
Construction & Engineering – 1.3%
Ameresco, Inc., Class A*	16,845	1,057
API Group Corp.(1) *	98,375	2,055
Arcosa, Inc.	26,098	1,533
Argan, Inc.	7,809	373
Comfort Systems U.S.A., Inc.	19,305	1,521
Concrete Pumping Holdings, Inc.*	14,460	122
Construction Partners, Inc., Class A*	15,250	479
Dycom Industries, Inc.*	16,307	1,215
EMCOR Group, Inc.	29,487	3,633
Fluor Corp.*	76,265	1,350
Granite Construction, Inc.	25,102	1,043
Great Lakes Dredge & Dock Corp.*	34,160	499
HC2 Holdings, Inc.*	25,020	100
IES Holdings, Inc.*	4,896	251
Infrastructure and Energy Alternatives, Inc.*	11,601	149
Matrix Service Co.*	14,469	152
MYR Group, Inc.*	8,776	798
Northwest Pipe Co.*	5,621	159
NV5 Global, Inc.*	7,026	664
Primoris Services Corp.	29,394	865
Sterling Construction Co., Inc.*	14,725	355

NORTHERN FUNDS QUARTERLY REPORT     77    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Construction & Engineering – 1.3%continued
Tutor Perini Corp.*	21,565	$299
WillScot Mobile Mini Holdings Corp.*	101,582	2,831
		21,503
Construction Materials – 0.2%
Forterra, Inc.*	15,163	356
Summit Materials, Inc., Class A*	64,298	2,241
U.S. Concrete, Inc.*	8,771	647
United States Lime & Minerals, Inc.	1,164	162
		3,406
Consumer Finance – 0.8%
Atlanticus Holdings Corp.*	2,898	115
Curo Group Holdings Corp.	12,399	211
Encore Capital Group, Inc.*	16,479	781
Enova International, Inc.*	20,104	688
EZCORP, Inc., Class A*	24,734	149
FirstCash, Inc.	21,961	1,679
Green Dot Corp., Class A*	29,009	1,359
LendingClub Corp.*	52,551	953
LendingTree, Inc.*	6,325	1,340
Navient Corp.	96,290	1,861
Nelnet, Inc., Class A	9,021	679
Oportun Financial Corp.*	11,094	222
PRA Group, Inc.*	24,448	940
PROG Holdings, Inc.	36,445	1,754
Regional Management Corp.	4,690	218
World Acceptance Corp.*	2,439	391
		13,340
Containers & Packaging – 0.2%
Greif, Inc., Class A	13,788	835
Greif, Inc., Class B	3,065	181
Myers Industries, Inc.	19,797	416
O-I Glass, Inc.*	86,165	1,407
Pactiv Evergreen, Inc.	22,870	345
Ranpak Holdings Corp.*	19,115	478
UFP Technologies, Inc.*	3,471	199
		3,861
Distributors – 0.1%
Core-Mark Holding Co., Inc.	24,196	1,089
Funko, Inc., Class A*	14,254	303
Greenlane Holdings, Inc., Class A*	14,003	63
		1,455
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Diversified Consumer Services – 0.6%
2U, Inc.*	38,947	$1,623
Adtalem Global Education, Inc.*	26,677	951
American Public Education, Inc.*	10,243	290
Carriage Services, Inc.	8,877	328
Coursera, Inc.*	6,493	257
Graham Holdings Co., Class B	2,116	1,341
Houghton Mifflin Harcourt Co.*	69,070	763
Laureate Education, Inc., Class A*	57,680	837
OneSpaWorld Holdings Ltd.*	29,773	288
Perdoceo Education Corp.*	39,444	484
Regis Corp.*	13,144	123
StoneMor, Inc.*	17,788	47
Strategic Education, Inc.	13,163	1,001
Stride, Inc.*	21,932	705
Vivint Smart Home, Inc.*	49,711	656
WW International, Inc.*	28,625	1,034
		10,728
Diversified Financial Services – 0.1%
Alerus Financial Corp.	8,559	248
A-Mark Precious Metals, Inc.	4,789	223
Banco Latinoamericano de Comercio Exterior S.A., Class E	16,074	247
Cannae Holdings, Inc.*	47,592	1,614
Marlin Business Services Corp.	4,756	108
		2,440
Diversified Telecommunication Services – 0.6%
Anterix, Inc.*	5,845	351
ATN International, Inc.	5,723	260
Bandwidth, Inc., Class A*	12,397	1,710
Cincinnati Bell, Inc.*	26,970	416
Cogent Communications Holdings, Inc.	22,962	1,766
Consolidated Communications Holdings, Inc.*	41,070	361
Globalstar, Inc.*	329,311	586
IDT Corp., Class B*	11,138	412
Iridium Communications, Inc.*	64,971	2,598
Liberty Latin America Ltd., Class A*	24,127	334
Liberty Latin America Ltd., Class C*	83,745	1,181
Ooma, Inc.*	11,780	222
ORBCOMM, Inc.*	38,986	438
Radius Global Infrastructure, Inc., Class A*	23,858	346
		10,981

EQUITY INDEX FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Electric Utilities – 0.5%
ALLETE, Inc.	28,414	$1,988
MGE Energy, Inc.	19,624	1,461
Otter Tail Corp.	22,020	1,075
PNM Resources, Inc.	46,683	2,277
Portland General Electric Co.	49,117	2,263
Spark Energy, Inc., Class A	6,444	73
		9,137
Electrical Equipment – 1.0%
Advent Technologies Holdings, Inc.*	9,315	90
Allied Motion Technologies, Inc.	6,423	222
American Superconductor Corp.*	13,465	234
Array Technologies, Inc.*	69,527	1,085
Atkore, Inc.*	25,478	1,809
AZZ, Inc.	13,598	704
Babcock & Wilcox Enterprises, Inc.*	30,631	241
Beam Global*	4,734	181
Bloom Energy Corp., Class A*	75,703	2,034
Encore Wire Corp.	10,927	828
EnerSys	23,149	2,262
Eos Energy Enterprises, Inc.*	9,569	172
FTC Solar, Inc.*	10,631	142
FuelCell Energy, Inc.*	178,184	1,586
GrafTech International Ltd.	92,972	1,080
Powell Industries, Inc.	4,943	153
Preformed Line Products Co.	1,684	125
Romeo Power, Inc.*	22,907	187
Stem, Inc.*	34,001	1,224
Thermon Group Holdings, Inc.*	18,593	317
TPI Composites, Inc.*	19,463	942
Vicor Corp.*	11,516	1,218
		16,836
Electronic Equipment, Instruments & Components – 2.2%
908 Devices, Inc.*	3,673	142
Advanced Energy Industries, Inc.	20,786	2,343
Aeva Technologies, Inc.*	13,465	142
Akoustis Technologies, Inc.*	24,287	260
Arlo Technologies, Inc.*	43,408	294
Badger Meter, Inc.	15,731	1,544
Belden, Inc.	24,066	1,217
Benchmark Electronics, Inc.	19,615	558
CTS Corp.	17,664	656
Daktronics, Inc.*	17,642	116
ePlus, Inc.*	7,053	611
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Electronic Equipment, Instruments & Components – 2.2%continued
Fabrinet*	19,957	$1,913
FARO Technologies, Inc.*	9,874	768
Identiv, Inc.*	11,210	191
II-VI, Inc.*	56,598	4,109
Insight Enterprises, Inc.*	18,842	1,884
Iteris, Inc.*	23,018	153
Itron, Inc.*	24,741	2,474
Kimball Electronics, Inc.*	12,497	272
Knowles Corp.*	47,793	943
Luna Innovations, Inc.*	16,525	179
Methode Electronics, Inc.	21,140	1,040
MicroVision, Inc.*	85,971	1,440
Napco Security Technologies, Inc.*	8,082	294
nLight, Inc.*	23,101	838
Novanta, Inc.*	19,257	2,595
OSI Systems, Inc.*	9,101	925
Ouster, Inc.*	15,729	197
PAR Technology Corp.*	12,877	901
PC Connection, Inc.	5,686	263
Plexus Corp.*	15,248	1,394
Rogers Corp.*	10,143	2,037
Sanmina Corp.*	34,691	1,352
ScanSource, Inc.*	13,807	388
TTM Technologies, Inc.*	59,001	844
Velodyne Lidar, Inc.*	38,365	408
Vishay Intertechnology, Inc.	73,039	1,647
Vishay Precision Group, Inc.*	7,016	239
		37,571
Energy Equipment & Services – 0.9%
Archrock, Inc.	72,721	648
Aspen Aerogels, Inc.*	11,652	349
Bristow Group, Inc.*	3,911	100
Cactus, Inc., Class A	29,746	1,092
ChampionX Corp.*	110,226	2,827
DMC Global, Inc.*	10,114	568
Dril-Quip, Inc.*	18,697	632
Frank's International N.V.*	88,047	267
FTS International, Inc., Class A*	4,880	138
Helix Energy Solutions Group, Inc.*	77,058	440
Helmerich & Payne, Inc.	57,434	1,874
Liberty Oilfield Services, Inc., Class A*	47,667	675
Nabors Industries Ltd.*	3,811	435
National Energy Services Reunited Corp.*	16,423	234

NORTHERN FUNDS QUARTERLY REPORT     79    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Energy Equipment & Services – 0.9%continued
Newpark Resources, Inc.*	51,679	$179
NexTier Oilfield Solutions, Inc.*	94,250	449
Oceaneering International, Inc.*	53,734	837
Oil States International, Inc.*	31,404	246
Patterson-UTI Energy, Inc.	99,699	991
ProPetro Holding Corp.*	47,007	431
RPC, Inc.*	39,555	196
Select Energy Services, Inc., Class A*	29,937	181
Solaris Oilfield Infrastructure, Inc., Class A	16,064	156
TETRA Technologies, Inc.*	66,942	291
Tidewater, Inc.*	22,617	273
U.S. Silica Holdings, Inc.*	40,408	467
		14,976
Entertainment – 1.1%
AMC Entertainment Holdings, Inc., Class A*	221,340	12,546
Chicken Soup For The Soul Entertainment, Inc.*	6,187	256
Cinemark Holdings, Inc.*	58,810	1,291
CuriosityStream, Inc.*	14,069	192
Eros STX Global Corp.*	174,784	267
IMAX Corp.*	27,900	600
Liberty Media Corp.-Liberty Braves, Class A*	5,887	166
Liberty Media Corp.-Liberty Braves, Class C*	19,193	533
Lions Gate Entertainment Corp., Class A*	31,769	658
Lions Gate Entertainment Corp., Class B*	62,730	1,148
LiveXLive Media, Inc.*	27,133	128
Madison Square Garden Entertainment Corp.*	10,322	867
Marcus (The) Corp.*	12,892	273
		18,925
Equity Real Estate Investment Trusts – 6.0%
Acadia Realty Trust	45,372	996
Agree Realty Corp.	36,371	2,564
Alexander & Baldwin, Inc.	38,698	709
Alexander's, Inc.	1,230	330
American Assets Trust, Inc.	27,253	1,016
American Finance Trust, Inc.	58,583	497
Apartment Investment and Management Co., Class A	81,714	548
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Equity Real Estate Investment Trusts – 6.0%continued
Apple Hospitality REIT, Inc.	114,450	$1,747
Armada Hoffler Properties, Inc.	32,678	434
Ashford Hospitality Trust, Inc.*	59,618	272
Braemar Hotels & Resorts, Inc.*	24,370	151
Brandywine Realty Trust	92,909	1,274
Broadstone Net Lease, Inc.	77,594	1,816
BRT Apartments Corp.	5,693	99
CareTrust REIT, Inc.	52,259	1,214
CatchMark Timber Trust, Inc., Class A	25,424	297
Centerspace	7,380	582
Chatham Lodging Trust*	25,322	326
City Office REIT, Inc.	22,993	286
Clipper Realty, Inc.	4,396	32
Columbia Property Trust, Inc.	62,175	1,081
Community Healthcare Trust, Inc.	13,007	617
CorePoint Lodging, Inc.*	20,201	216
Corporate Office Properties Trust	61,687	1,727
CTO Realty Growth, Inc.	3,223	173
DiamondRock Hospitality Co.*	113,959	1,105
DigitalBridge Group, Inc.*	260,060	2,054
Diversified Healthcare Trust	124,476	520
Easterly Government Properties, Inc.	46,459	979
EastGroup Properties, Inc.	21,639	3,559
Empire State Realty Trust, Inc., Class A	78,151	938
Equity Commonwealth	64,054	1,678
Essential Properties Realty Trust, Inc.	63,756	1,724
Farmland Partners, Inc.	15,649	189
Four Corners Property Trust, Inc.	41,768	1,153
Franklin Street Properties Corp.	53,415	281
GEO Group (The), Inc.	63,631	453
Getty Realty Corp.	21,907	682
Gladstone Commercial Corp.	19,268	435
Gladstone Land Corp.	14,148	340
Global Medical REIT, Inc.	31,080	459
Global Net Lease, Inc.	52,679	975
Healthcare Realty Trust, Inc.	76,924	2,323
Hersha Hospitality Trust*	17,768	191
Independence Realty Trust, Inc.	56,197	1,024
Indus Realty Trust, Inc.	2,469	162
Industrial Logistics Properties Trust	34,876	912
Innovative Industrial Properties, Inc.	12,858	2,456
iStar, Inc.	38,217	792
Kite Realty Group Trust	45,109	993
Lexington Realty Trust	148,557	1,775

EQUITY INDEX FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Equity Real Estate Investment Trusts – 6.0%continued
LTC Properties, Inc.	20,886	$802
Macerich (The) Co.	107,611	1,964
Mack-Cali Realty Corp.	47,790	820
Monmouth Real Estate Investment Corp.	51,288	960
National Health Investors, Inc.	23,765	1,593
National Storage Affiliates Trust	38,254	1,934
NETSTREIT Corp.	21,737	501
New Senior Investment Group, Inc.	42,253	371
NexPoint Residential Trust, Inc.	11,994	659
Office Properties Income Trust	25,624	751
One Liberty Properties, Inc.	8,368	238
Outfront Media, Inc.*	79,222	1,904
Paramount Group, Inc.	102,268	1,030
Pebblebrook Hotel Trust	70,386	1,658
Physicians Realty Trust	117,916	2,178
Piedmont Office Realty Trust, Inc., Class A	66,543	1,229
Plymouth Industrial REIT, Inc.	16,189	324
Postal Realty Trust, Inc., Class A	6,660	122
PotlatchDeltic Corp.	35,693	1,897
Preferred Apartment Communities, Inc., Class A	28,385	277
PS Business Parks, Inc.	10,915	1,616
QTS Realty Trust, Inc., Class A	37,422	2,893
Retail Opportunity Investments Corp.	62,640	1,106
Retail Properties of America, Inc., Class A	117,563	1,346
Retail Value, Inc.	9,923	216
RLJ Lodging Trust	88,237	1,344
RPT Realty	43,711	567
Ryman Hospitality Properties, Inc.*	29,228	2,308
Sabra Health Care REIT, Inc.	117,645	2,141
Safehold, Inc.	9,680	760
Saul Centers, Inc.	6,657	303
Seritage Growth Properties, Class A*	19,366	356
Service Properties Trust	89,804	1,132
SITE Centers Corp.	94,593	1,425
STAG Industrial, Inc.	87,634	3,280
Summit Hotel Properties, Inc.*	55,383	517
Sunstone Hotel Investors, Inc.*	115,901	1,440
Tanger Factory Outlet Centers, Inc.	54,118	1,020
Terreno Realty Corp.	37,190	2,400
UMH Properties, Inc.	21,734	474
Uniti Group, Inc.	105,444	1,117
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Equity Real Estate Investment Trusts – 6.0%continued
Universal Health Realty Income Trust	6,950	$428
Urban Edge Properties	63,160	1,206
Urstadt Biddle Properties, Inc., Class A	16,472	319
Washington Real Estate Investment Trust	46,492	1,069
Whitestone REIT	23,255	192
Xenia Hotels & Resorts, Inc.*	61,846	1,158
		100,501
Food & Staples Retailing – 0.8%
Andersons (The), Inc.	17,661	539
BJ's Wholesale Club Holdings, Inc.*	74,576	3,548
Chefs' Warehouse (The), Inc.*	17,407	554
HF Foods Group, Inc.*	20,279	107
Ingles Markets, Inc., Class A	7,693	448
MedAvail Holdings, Inc.*	6,396	79
Natural Grocers by Vitamin Cottage, Inc.	5,729	62
Performance Food Group Co.*	71,743	3,479
PriceSmart, Inc.	12,859	1,170
Rite Aid Corp.*	29,893	487
SpartanNash Co.	19,178	370
Sprouts Farmers Market, Inc.*	64,766	1,610
United Natural Foods, Inc.*	30,214	1,117
Village Super Market, Inc., Class A	4,614	109
Weis Markets, Inc.	9,110	471
		14,150
Food Products – 1.0%
AppHarvest, Inc.*	26,066	417
B&G Foods, Inc.	34,900	1,145
Calavo Growers, Inc.	9,232	585
Cal-Maine Foods, Inc.	19,101	692
Fresh Del Monte Produce, Inc.	17,891	588
Hostess Brands, Inc.*	71,359	1,155
J&J Snack Foods Corp.	8,040	1,402
John B. Sanfilippo & Son, Inc.	4,874	432
Laird Superfood, Inc.*	3,363	100
Lancaster Colony Corp.	10,308	1,995
Landec Corp.*	14,756	166
Limoneira Co.	7,759	136
Mission Produce, Inc.*	20,343	421
Sanderson Farms, Inc.	10,978	2,064
Seneca Foods Corp., Class A*	3,765	192
Simply Good Foods (The) Co.*	46,041	1,681
Tattooed Chef, Inc.*	25,480	547
Tootsie Roll Industries, Inc.	8,533	289

NORTHERN FUNDS QUARTERLY REPORT     81    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Food Products – 1.0%continued
TreeHouse Foods, Inc.*	28,419	$1,265
Utz Brands, Inc.	32,060	699
Vital Farms, Inc.*	12,903	258
Whole Earth Brands, Inc.*	20,355	295
		16,524
Gas Utilities – 0.8%
Brookfield Infrastructure Corp., Class A	19,939	1,503
Chesapeake Utilities Corp.	9,465	1,139
New Jersey Resources Corp.	52,197	2,066
Northwest Natural Holding Co.	16,402	861
ONE Gas, Inc.	28,681	2,126
South Jersey Industries, Inc.	55,722	1,445
Southwest Gas Holdings, Inc.	31,279	2,070
Spire, Inc.	27,449	1,984
		13,194
Health Care Equipment & Supplies – 3.6%
Accelerate Diagnostics, Inc.*	17,398	140
Accuray, Inc.*	49,581	224
Acutus Medical, Inc.*	9,673	164
Alphatec Holdings, Inc.*	37,238	570
AngioDynamics, Inc.*	19,685	534
Apyx Medical Corp.*	16,080	166
Asensus Surgical, Inc.*	126,956	402
Aspira Women's Health, Inc.*	39,073	220
AtriCure, Inc.*	24,509	1,944
Atrion Corp.	755	469
Avanos Medical, Inc.*	26,040	947
Axogen, Inc.*	21,425	463
Axonics, Inc.*	22,588	1,432
BioLife Solutions, Inc.*	13,241	589
Bioventus, Inc., Class A*	5,466	96
Butterfly Network, Inc.*	17,680	256
Cardiovascular Systems, Inc.*	21,539	919
Cerus Corp.*	91,026	538
ClearPoint Neuro, Inc.*	10,076	192
CONMED Corp.	15,789	2,170
CryoLife, Inc.*	20,281	576
CryoPort, Inc.*	22,075	1,393
Cutera, Inc.*	9,602	471
CytoSorbents Corp.*	24,493	185
DarioHealth Corp.*	7,255	155
Eargo, Inc.*	10,452	417
Glaukos Corp.*	24,402	2,070
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Health Care Equipment & Supplies – 3.6%continued
Haemonetics Corp.*	27,446	$1,829
Heska Corp.*	5,203	1,195
Inari Medical, Inc.*	18,468	1,723
Inogen, Inc.*	10,746	700
Integer Holdings Corp.*	17,692	1,667
Intersect ENT, Inc.*	18,548	317
Invacare Corp.*	18,995	153
iRadimed Corp.*	3,303	97
iRhythm Technologies, Inc.*	16,038	1,064
Lantheus Holdings, Inc.*	36,269	1,002
LeMaitre Vascular, Inc.	9,812	599
LivaNova PLC*	26,643	2,241
Meridian Bioscience, Inc.*	22,978	510
Merit Medical Systems, Inc.*	27,951	1,807
Mesa Laboratories, Inc.	2,649	718
Misonix, Inc.*	7,351	163
Natus Medical, Inc.*	17,969	467
Neogen Corp.*	58,690	2,702
Neuronetics, Inc.*	13,495	216
NeuroPace, Inc.*	3,661	87
Nevro Corp.*	18,844	3,124
NuVasive, Inc.*	27,957	1,895
OraSure Technologies, Inc.*	37,730	383
Ortho Clinical Diagnostics Holdings PLC*	47,452	1,016
Orthofix Medical, Inc.*	9,870	396
OrthoPediatrics Corp.*	7,609	481
Outset Medical, Inc.*	24,834	1,241
PAVmed, Inc.*	39,980	256
Pulmonx Corp.*	13,764	607
Pulse Biosciences, Inc.*	8,058	132
Quotient Ltd.*	42,228	154
Retractable Technologies, Inc.*	10,616	123
SeaSpine Holdings Corp.*	17,215	353
Senseonics Holdings, Inc.*	224,972	864
Shockwave Medical, Inc.*	18,322	3,476
SI-BONE, Inc.*	17,800	560
Sientra, Inc.*	31,502	251
Silk Road Medical, Inc.*	18,380	880
Soliton, Inc.*	4,794	108
STAAR Surgical Co.*	25,471	3,884
Stereotaxis, Inc.*	28,579	276
Surmodics, Inc.*	7,188	390
Tactile Systems Technology, Inc.*	10,632	553

EQUITY INDEX FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Health Care Equipment & Supplies – 3.6%continued
Talis Biomedical Corp.*	9,880	$109
TransMedics Group, Inc.*	13,887	461
Treace Medical Concepts, Inc.*	5,940	186
Utah Medical Products, Inc.	1,972	168
Vapotherm, Inc.*	12,323	291
Varex Imaging Corp.*	20,282	544
ViewRay, Inc.*	73,740	487
Zynex, Inc.*	10,812	168
		60,776
Health Care Providers & Services – 3.1%
1Life Healthcare, Inc.*	63,378	2,095
Accolade, Inc.*	27,388	1,487
AdaptHealth Corp.*	43,104	1,181
Addus HomeCare Corp.*	8,542	745
Agiliti, Inc.*	12,277	268
Alignment Healthcare, Inc.*	14,420	337
AMN Healthcare Services, Inc.*	25,503	2,473
Apollo Medical Holdings, Inc.*	19,774	1,242
Apria, Inc.*	3,923	110
Aveanna Healthcare Holdings, Inc.*	21,427	265
Biodesix, Inc.*	6,603	87
Brookdale Senior Living, Inc.*	100,901	797
Castle Biosciences, Inc.*	11,565	848
Community Health Systems, Inc.*	67,797	1,047
CorVel Corp.*	4,662	626
Covetrus, Inc.*	56,354	1,522
Cross Country Healthcare, Inc.*	20,294	335
Ensign Group (The), Inc.	28,384	2,460
Exagen, Inc.*	6,019	90
Fulgent Genetics, Inc.*	11,046	1,019
Hanger, Inc.*	20,463	517
HealthEquity, Inc.*	44,583	3,588
InfuSystem Holdings, Inc.*	10,258	213
Innovage Holding Corp.*	10,173	217
Joint (The) Corp.*	7,254	609
LHC Group, Inc.*	16,633	3,331
Magellan Health, Inc.*	12,958	1,221
MEDNAX, Inc.*	40,902	1,233
ModivCare, Inc.*	6,814	1,159
National HealthCare Corp.	6,691	468
National Research Corp.	7,735	355
Ontrak, Inc.*	4,612	150
Option Care Health, Inc.*	60,356	1,320
Owens & Minor, Inc.	39,499	1,672
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Health Care Providers & Services – 3.1%continued
Patterson Cos., Inc.	46,743	$1,420
Pennant Group (The), Inc.*	13,632	558
PetIQ, Inc.*	14,329	553
Privia Health Group, Inc.*	10,787	479
Progyny, Inc.*	34,306	2,024
R1 RCM, Inc.*	71,614	1,593
RadNet, Inc.*	24,075	811
Select Medical Holdings Corp.	60,179	2,543
Sharps Compliance Corp.*	8,207	85
SOC Telemed, Inc.*	22,323	127
Surgery Partners, Inc.*	17,263	1,150
Tenet Healthcare Corp.*	57,628	3,861
Tivity Health, Inc.*	24,238	638
Triple-S Management Corp.*	11,713	261
U.S. Physical Therapy, Inc.	6,833	792
Viemed Healthcare, Inc.*	19,649	140
		52,122
Health Care Technology – 1.3%
Allscripts Healthcare Solutions, Inc.*	76,336	1,413
American Well Corp., Class A*	105,794	1,331
Castlight Health, Inc., Class B*	65,343	172
Computer Programs and Systems, Inc.	8,227	273
Evolent Health, Inc., Class A*	42,458	897
Forian, Inc.*	9,815	123
Health Catalyst, Inc.*	24,248	1,346
HealthStream, Inc.*	13,389	374
iCAD, Inc.*	11,501	199
Inovalon Holdings, Inc., Class A*	41,349	1,409
Inspire Medical Systems, Inc.*	14,570	2,816
Multiplan Corp.*	216,897	2,065
NantHealth, Inc.*	15,483	36
NextGen Healthcare, Inc.*	30,855	512
Omnicell, Inc.*	23,390	3,542
OptimizeRx Corp.*	9,371	580
Phreesia, Inc.*	20,678	1,268
Schrodinger, Inc.*	24,601	1,860
Simulations Plus, Inc.	8,397	461
Tabula Rasa HealthCare, Inc.*	12,014	601
Vocera Communications, Inc.*	18,592	741
		22,019
Hotels, Restaurants & Leisure – 2.3%
Accel Entertainment, Inc.*	31,452	373
Bally's Corp.*	17,733	960

NORTHERN FUNDS QUARTERLY REPORT     83    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Hotels, Restaurants & Leisure – 2.3%continued
Biglari Holdings, Inc., Class B*	486	$77
BJ's Restaurants, Inc.*	12,136	596
Bloomin' Brands, Inc.*	47,864	1,299
Bluegreen Vacations Holding Corp.*	8,774	158
Brinker International, Inc.*	24,653	1,525
Carrols Restaurant Group, Inc.*	15,206	91
Century Casinos, Inc.*	14,726	198
Cheesecake Factory (The), Inc.*	23,704	1,284
Chuy's Holdings, Inc.*	10,538	393
Cracker Barrel Old Country Store, Inc.	12,862	1,909
Dave & Buster's Entertainment, Inc.*	23,454	952
Del Taco Restaurants, Inc.	16,983	170
Denny's Corp.*	34,424	568
Dine Brands Global, Inc.*	8,905	795
Drive Shack, Inc.*	45,383	150
El Pollo Loco Holdings, Inc.*	10,118	185
Esports Technologies, Inc.*	1,615	34
Everi Holdings, Inc.*	45,854	1,144
Fiesta Restaurant Group, Inc.*	10,253	138
Full House Resorts, Inc.*	17,858	178
GAN Ltd.*	21,704	357
Golden Entertainment, Inc.*	8,895	398
Golden Nugget Online Gaming, Inc.*	17,202	219
Hall of Fame Resort & Entertainment Co.*	29,913	118
Hilton Grand Vacations, Inc.*	46,137	1,910
International Game Technology PLC*	54,310	1,301
Jack in the Box, Inc.	12,464	1,389
Kura Sushi U.S.A., Inc., Class A*	2,297	87
Lindblad Expeditions Holdings, Inc.*	17,067	273
Monarch Casino & Resort, Inc.*	7,214	477
Nathan's Famous, Inc.	1,596	114
NEOGAMES S.A.*	3,100	191
Noodles & Co.*	22,033	275
ONE Group Hospitality (The), Inc.*	10,455	115
Papa John's International, Inc.	18,010	1,881
PlayAGS, Inc.*	15,726	156
RCI Hospitality Holdings, Inc.	4,451	295
Red Robin Gourmet Burgers, Inc.*	8,315	275
Red Rock Resorts, Inc., Class A*	33,494	1,423
Rush Street Interactive, Inc.*	28,366	348
Ruth's Hospitality Group, Inc.*	17,578	405
Scientific Games Corp.*	52,263	4,047
SeaWorld Entertainment, Inc.*	27,834	1,390
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Hotels, Restaurants & Leisure – 2.3%continued
Shake Shack, Inc., Class A*	20,325	$2,175
Target Hospitality Corp.*	9,345	35
Texas Roadhouse, Inc.	38,056	3,661
Wingstop, Inc.	16,150	2,546
		39,038
Household Durables – 1.8%
Aterian, Inc.*	10,576	155
Bassett Furniture Industries, Inc.	5,132	125
Beazer Homes U.S.A., Inc.*	16,774	324
Casper Sleep, Inc.*	15,307	126
Cavco Industries, Inc.*	4,994	1,110
Century Communities, Inc.	16,443	1,094
Ethan Allen Interiors, Inc.	11,790	325
Flexsteel Industries, Inc.	3,653	148
GoPro, Inc., Class A*	67,333	784
Green Brick Partners, Inc.*	17,079	388
Hamilton Beach Brands Holding Co., Class A	4,214	94
Helen of Troy Ltd.*	13,311	3,036
Hooker Furniture Corp.	6,656	231
Hovnanian Enterprises, Inc., Class A*	2,773	295
Installed Building Products, Inc.	12,971	1,587
iRobot Corp.*	15,295	1,428
KB Home	48,369	1,970
Landsea Homes Corp.*	4,691	39
La-Z-Boy, Inc.	25,332	938
Legacy Housing Corp.*	4,741	80
LGI Homes, Inc.*	12,033	1,949
Lifetime Brands, Inc.	6,357	95
Lovesac (The) Co.*	6,929	553
M/I Homes, Inc.*	15,667	919
MDC Holdings, Inc.	30,925	1,565
Meritage Homes Corp.*	20,251	1,905
Purple Innovation, Inc.*	27,232	719
Skyline Champion Corp.*	28,753	1,532
Sonos, Inc.*	65,364	2,303
Taylor Morrison Home Corp.*	68,272	1,804
Tri Pointe Homes, Inc.*	64,106	1,374
Tupperware Brands Corp.*	27,497	653
Universal Electronics, Inc.*	7,481	363
VOXX International Corp.*	8,481	119
Vuzix Corp.*	31,746	583
		30,713

EQUITY INDEX FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Household Products – 0.3%
Central Garden & Pet Co.*	5,037	$266
Central Garden & Pet Co., Class A*	22,131	1,069
Energizer Holdings, Inc.	37,110	1,595
Oil-Dri Corp. of America	3,033	104
WD-40 Co.	7,422	1,902
		4,936
Independent Power & Renewable Electricity Producers – 0.3%
Clearway Energy, Inc., Class A	19,435	490
Clearway Energy, Inc., Class C	44,137	1,169
Ormat Technologies, Inc.	24,836	1,727
Sunnova Energy International, Inc.*	46,739	1,760
		5,146
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	19,533	1,130
Insurance – 1.9%
Ambac Financial Group, Inc.*	23,875	374
American Equity Investment Life Holding Co.	46,645	1,508
American National Group, Inc.	4,109	610
AMERISAFE, Inc.	10,159	606
Argo Group International Holdings Ltd.	17,281	896
BRP Group, Inc., Class A*	25,085	668
Citizens, Inc.*	28,167	149
CNO Financial Group, Inc.	71,795	1,696
Crawford & Co., Class A	8,545	77
Donegal Group, Inc., Class A	8,918	130
eHealth, Inc.*	13,303	777
Employers Holdings, Inc.	15,662	670
Enstar Group Ltd.*	7,516	1,796
Genworth Financial, Inc., Class A*	275,009	1,072
Goosehead Insurance, Inc., Class A	9,629	1,226
Greenlight Capital Re Ltd., Class A*	16,067	147
HCI Group, Inc.	3,072	305
Heritage Insurance Holdings, Inc.	15,109	130
Horace Mann Educators Corp.	22,459	840
Independence Holding Co.	2,165	100
Investors Title Co.	711	124
James River Group Holdings Ltd.	19,586	735
Kinsale Capital Group, Inc.	11,748	1,936
Maiden Holdings Ltd.*	38,295	129
MBIA, Inc.*	26,604	293
MetroMile, Inc.*	20,413	187
National Western Life Group, Inc., Class A	1,332	299
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Insurance – 1.9%continued
NI Holdings, Inc.*	3,948	$75
Palomar Holdings, Inc.*	13,373	1,009
ProAssurance Corp.	29,610	674
ProSight Global, Inc.*	5,061	65
RLI Corp.	21,726	2,272
Safety Insurance Group, Inc.	7,994	626
Selective Insurance Group, Inc.	32,416	2,631
Selectquote, Inc.*	72,579	1,398
SiriusPoint Ltd.*	48,097	484
State Auto Financial Corp.	10,238	175
Stewart Information Services Corp.	14,661	831
Tiptree, Inc.	11,541	107
Trean Insurance Group, Inc.*	9,923	150
Trupanion, Inc.*	20,755	2,389
United Fire Group, Inc.	10,855	301
United Insurance Holdings Corp.	11,596	66
Universal Insurance Holdings, Inc.	13,731	191
Watford Holdings Ltd.*	9,238	323
		31,247
Interactive Media & Services – 0.5%
Cargurus, Inc.*	50,486	1,324
Cars.com, Inc.*	37,356	535
Eventbrite, Inc., Class A*	40,683	773
EverQuote, Inc., Class A*	10,239	335
fuboTV, Inc.*	71,384	2,292
Liberty TripAdvisor Holdings, Inc., Class A*	40,526	165
MediaAlpha, Inc., Class A*	11,245	473
QuinStreet, Inc.*	27,050	503
TrueCar, Inc.*	51,088	289
Yelp, Inc.*	39,074	1,561
		8,250
Internet & Direct Marketing Retail – 0.8%
1-800-Flowers.com, Inc., Class A*	14,367	458
CarParts.com, Inc.*	25,706	523
Duluth Holdings, Inc., Class B*	6,331	131
Groupon, Inc.*	12,803	553
Lands' End, Inc.*	7,863	323
Liquidity Services, Inc.*	15,005	382
Overstock.com, Inc.*	23,211	2,140
PetMed Express, Inc.	10,491	334
Porch Group, Inc.*	8,559	165
Quotient Technology, Inc.*	49,086	531
RealReal (The), Inc.*	42,671	843

NORTHERN FUNDS QUARTERLY REPORT     85    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Internet & Direct Marketing Retail – 0.8%continued
Revolve Group, Inc.*	19,526	$1,345
Shutterstock, Inc.	12,750	1,252
Stamps.com, Inc.*	9,679	1,939
Stitch Fix, Inc., Class A*	32,095	1,935
		12,854
IT Services – 1.5%
BigCommerce Holdings, Inc., Class 1*	25,520	1,657
BM Technologies, Inc.*	2,516	31
Brightcove, Inc.*	20,717	297
Cantaloupe, Inc.*	31,490	374
Cass Information Systems, Inc.	7,783	317
Conduent, Inc.*	92,765	696
CSG Systems International, Inc.	17,475	824
DigitalOcean Holdings, Inc.*	6,997	389
EVERTEC, Inc.	32,885	1,435
Evo Payments, Inc., Class A*	25,299	702
ExlService Holdings, Inc.*	17,844	1,896
GreenBox POS*	9,281	111
GreenSky, Inc., Class A*	41,004	228
Grid Dynamics Holdings, Inc.*	17,387	261
Hackett Group (The), Inc.	12,886	232
I3 Verticals, Inc., Class A*	11,722	354
IBEX Holdings Ltd.*	2,361	46
International Money Express, Inc.*	18,537	275
Limelight Networks, Inc.*	68,127	215
LiveRamp Holdings, Inc.*	35,319	1,655
Marathon Digital Holdings, Inc.*	51,838	1,626
Maximus, Inc.	33,429	2,941
MoneyGram International, Inc.*	42,440	428
Paya Holdings, Inc.*	44,541	491
Perficient, Inc.*	17,687	1,422
Priority Technology Holdings, Inc.*	6,494	50
Rackspace Technology, Inc.*	29,238	573
Repay Holdings Corp.*	41,724	1,003
StarTek, Inc.*	8,886	63
Sykes Enterprises, Inc.*	20,793	1,117
TTEC Holdings, Inc.	9,894	1,020
Tucows, Inc., Class A*	5,350	430
Unisys Corp.*	35,635	902
Verra Mobility Corp.*	72,598	1,116
		25,177
Leisure Products – 0.6%
Acushnet Holdings Corp.	18,492	914
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Leisure Products – 0.6%continued
American Outdoor Brands, Inc.*	7,893	$277
AMMO, Inc.*	35,691	349
Callaway Golf Co.*	62,878	2,121
Clarus Corp.	13,512	347
Escalade, Inc.	5,997	138
Genius Brands International, Inc.*	152,722	281
Johnson Outdoors, Inc., Class A	2,718	329
Latham Group, Inc.*	12,708	406
Malibu Boats, Inc., Class A*	11,049	810
Marine Products Corp.	4,159	64
MasterCraft Boat Holdings, Inc.*	10,971	288
Nautilus, Inc.*	16,949	286
Smith & Wesson Brands, Inc.	29,011	1,007
Sturm Ruger & Co., Inc.	9,463	851
Vista Outdoor, Inc.*	31,689	1,467
		9,935
Life Sciences Tools & Services – 1.0%
Akoya Biosciences, Inc.*	4,053	78
Berkeley Lights, Inc.*	26,049	1,167
Bionano Genomics, Inc.*	152,673	1,119
ChromaDex Corp.*	26,590	262
Codexis, Inc.*	33,446	758
Fluidigm Corp.*	41,630	256
Harvard Bioscience, Inc.*	21,574	180
Inotiv, Inc.*	7,000	187
Luminex Corp.	24,862	915
Medpace Holdings, Inc.*	15,765	2,785
NanoString Technologies, Inc.*	24,856	1,610
NeoGenomics, Inc.*	61,590	2,782
Pacific Biosciences of California, Inc.*	105,628	3,694
Personalis, Inc.*	19,273	488
Quanterix Corp.*	16,758	983
Seer, Inc.*	8,820	289
		17,553
Machinery – 3.8%
AgEagle Aerial Systems, Inc.*	36,127	190
Alamo Group, Inc.	5,293	808
Albany International Corp., Class A	16,828	1,502
Altra Industrial Motion Corp.	35,206	2,289
Astec Industries, Inc.	12,099	762
Barnes Group, Inc.	25,691	1,317
Blue Bird Corp.*	7,975	198
Chart Industries, Inc.*	19,819	2,900

EQUITY INDEX FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Machinery – 3.8%continued
CIRCOR International, Inc.*	9,693	$316
Columbus McKinnon Corp.	15,303	738
Commercial Vehicle Group, Inc.*	17,597	187
Desktop Metal, Inc., Class A*	45,341	521
Douglas Dynamics, Inc.	12,549	511
Energy Recovery, Inc.*	22,110	504
Enerpac Tool Group Corp.	32,968	878
EnPro Industries, Inc.	11,190	1,087
ESCO Technologies, Inc.	13,947	1,308
Evoqua Water Technologies Corp.*	62,744	2,119
ExOne (The) Co.*	9,447	204
Federal Signal Corp.	32,786	1,319
Franklin Electric Co., Inc.	25,098	2,023
Gorman-Rupp (The) Co.	12,638	435
Greenbrier (The) Cos., Inc.	17,356	756
Helios Technologies, Inc.	17,647	1,377
Hillenbrand, Inc.	41,061	1,810
Hydrofarm Holdings Group, Inc.*	6,190	366
Hyliion Holdings Corp.*	63,888	744
Hyster-Yale Materials Handling, Inc.	5,321	388
John Bean Technologies Corp.	17,095	2,438
Kadant, Inc.	6,245	1,100
Kennametal, Inc.	45,020	1,617
Lindsay Corp.	5,875	971
Luxfer Holdings PLC	14,809	330
Lydall, Inc.*	9,646	584
Manitowoc (The) Co., Inc.*	18,232	447
Mayville Engineering Co., Inc.*	4,554	92
Meritor, Inc.*	37,949	889
Miller Industries, Inc.	5,670	224
Mueller Industries, Inc.	30,557	1,323
Mueller Water Products, Inc., Class A	85,212	1,229
Navistar International Corp.*	27,283	1,214
Nikola Corp.*	108,979	1,968
NN, Inc.*	21,344	157
Omega Flex, Inc.	1,698	249
Park-Ohio Holdings Corp.	4,686	151
Proto Labs, Inc.*	15,215	1,397
RBC Bearings, Inc.*	13,469	2,686
REV Group, Inc.	14,498	227
Rexnord Corp.	65,363	3,271
Shyft Group (The), Inc.	18,912	708
SPX Corp.*	23,658	1,445
SPX FLOW, Inc.	22,843	1,490
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Machinery – 3.8%continued
Standex International Corp.	6,420	$609
Tennant Co.	9,869	788
Terex Corp.	37,377	1,780
Titan International, Inc.*	27,668	235
TriMas Corp.*	23,089	700
Trinity Industries, Inc.	47,531	1,278
Wabash National Corp.	27,854	446
Watts Water Technologies, Inc., Class A	14,863	2,169
Welbilt, Inc.*	71,170	1,648
		63,417
Marine – 0.1%
Costamare, Inc.	29,573	350
Eagle Bulk Shipping, Inc.*	4,591	217
Genco Shipping & Trading Ltd.	17,692	334
Matson, Inc.	23,173	1,483
Safe Bulkers, Inc.*	29,451	118
		2,502
Media – 1.2%
Advantage Solutions, Inc.*	41,644	449
AMC Networks, Inc., Class A*	15,627	1,044
Audacy, Inc.*	62,948	271
Boston Omaha Corp., Class A*	9,473	300
Cardlytics, Inc.*	17,363	2,204
Clear Channel Outdoor Holdings, Inc.*	197,649	522
comScore, Inc.*	40,577	203
Daily Journal Corp.*	644	218
Digital Media Solutions, Inc., Class A*	3,317	32
Emerald Holding, Inc.*	13,012	70
Entravision Communications Corp., Class A	34,384	230
EW Scripps (The) Co., Class A	30,879	630
Fluent, Inc.*	19,233	56
Gannett Co., Inc.*	76,261	419
Gray Television, Inc.	46,731	1,094
Hemisphere Media Group, Inc.*	8,588	101
iHeartMedia, Inc., Class A*	60,913	1,640
John Wiley & Sons, Inc., Class A	23,520	1,415
Loral Space & Communications, Inc.	6,662	259
Magnite, Inc.*	57,035	1,930
MDC Partners, Inc., Class A*	34,102	200
Meredith Corp.*	21,679	942
MSG Networks, Inc., Class A*	16,449	240
National CineMedia, Inc.	34,082	173
Scholastic Corp.	15,752	597

NORTHERN FUNDS QUARTERLY REPORT     87    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Media – 1.2%continued
Sinclair Broadcast Group, Inc., Class A	24,712	$821
TechTarget, Inc.*	13,824	1,071
TEGNA, Inc.	119,737	2,246
Thryv Holdings, Inc.*	3,549	127
WideOpenWest, Inc.*	27,967	579
		20,083
Metals & Mining – 1.3%
Allegheny Technologies, Inc.*	69,666	1,452
Arconic Corp.*	60,053	2,139
Carpenter Technology Corp.	26,067	1,048
Century Aluminum Co.*	27,303	352
Coeur Mining, Inc.*	131,820	1,171
Commercial Metals Co.	65,491	2,012
Compass Minerals International, Inc.	18,683	1,107
Constellium S.E.*	66,974	1,269
Ferroglobe Representation & Warranty Insurance Trust(2) *	38,340	—
Gatos Silver, Inc.*	18,808	329
Haynes International, Inc.	6,893	244
Hecla Mining Co.	289,204	2,152
Kaiser Aluminum Corp.	8,564	1,058
Materion Corp.	10,940	824
MP Materials Corp.*	39,632	1,461
Novagold Resources, Inc.*	128,972	1,033
Olympic Steel, Inc.	5,295	156
Perpetua Resources Corp.*	14,429	105
PolyMet Mining Corp.*	16,068	58
Ryerson Holding Corp.*	9,285	136
Schnitzer Steel Industries, Inc., Class A	14,053	689
SunCoke Energy, Inc.	42,940	307
TimkenSteel Corp.*	26,032	368
Warrior Met Coal, Inc.	27,621	475
Worthington Industries, Inc.	18,702	1,144
		21,089
Mortgage Real Estate Investment Trusts – 1.2%
AFC Gamma, Inc.	4,041	83
Apollo Commercial Real Estate Finance, Inc.	75,208	1,200
Arbor Realty Trust, Inc.	69,238	1,234
Ares Commercial Real Estate Corp.	20,987	308
ARMOUR Residential REIT, Inc.	39,650	453
Blackstone Mortgage Trust, Inc., Class A	75,352	2,403
BrightSpire Capital, Inc.	48,139	453
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Mortgage Real Estate Investment Trusts – 1.2%continued
Broadmark Realty Capital, Inc.	68,944	$730
Capstead Mortgage Corp.	51,436	316
Chimera Investment Corp.	125,561	1,891
Dynex Capital, Inc.	17,135	320
Ellington Financial, Inc.	21,999	421
Granite Point Mortgage Trust, Inc.	28,819	425
Great Ajax Corp.	11,772	153
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,733	2,343
Invesco Mortgage Capital, Inc.	137,821	537
KKR Real Estate Finance Trust, Inc.	18,066	391
Ladder Capital Corp.	62,394	720
MFA Financial, Inc.	239,687	1,100
New York Mortgage Trust, Inc.	202,588	906
Orchid Island Capital, Inc.	51,393	267
PennyMac Mortgage Investment Trust	53,440	1,125
Ready Capital Corp.	31,286	497
Redwood Trust, Inc.	62,418	753
TPG RE Finance Trust, Inc.	31,880	429
Two Harbors Investment Corp.	149,364	1,129
		20,587
Multiline Retail – 0.3%
Big Lots, Inc.	18,952	1,251
Dillard's, Inc., Class A	3,432	621
Franchise Group, Inc.	15,426	544
Macy's, Inc.*	170,948	3,241
		5,657
Multi-Utilities – 0.4%
Avista Corp.	37,311	1,592
Black Hills Corp.	34,397	2,257
NorthWestern Corp.	27,494	1,656
PNM Resources, Inc. - (Fractional Shares)(2)	50,000	—
Unitil Corp.	8,226	436
		5,941
Oil, Gas & Consumable Fuels – 3.3%
Aemetis, Inc.*	12,564	140
Alto Ingredients, Inc.*	39,523	242
Altus Midstream Co., Class A	1,749	118
Antero Resources Corp.*	155,674	2,340
Arch Resources, Inc.*	8,097	461
Berry Corp.	34,489	232
Bonanza Creek Energy, Inc.	16,850	793

EQUITY INDEX FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Oil, Gas & Consumable Fuels – 3.3%continued
Brigham Minerals, Inc., Class A	23,858	$508
California Resources Corp.*	45,817	1,381
Callon Petroleum Co.*	21,707	1,252
Centennial Resource Development, Inc., Class A*	98,568	668
Centrus Energy Corp., Class A*	5,169	131
Chesapeake Energy Corp.	53,752	2,791
Clean Energy Fuels Corp.*	76,293	774
CNX Resources Corp.*	118,611	1,620
Comstock Resources, Inc.*	50,138	334
CONSOL Energy, Inc.*	19,299	356
Contango Oil & Gas Co.*	79,535	344
CVR Energy, Inc.	15,332	275
Delek U.S. Holdings, Inc.	35,504	768
Denbury, Inc.*	27,435	2,107
DHT Holdings, Inc.	79,442	516
Diamond S Shipping, Inc.*	15,752	157
Dorian LPG Ltd.*	16,236	229
Earthstone Energy, Inc., Class A*	14,084	156
Energy Fuels, Inc.*	75,893	459
Equitrans Midstream Corp.	222,767	1,896
Extraction Oil & Gas, Inc.*	8,492	466
Falcon Minerals Corp.	22,962	117
Frontline Ltd.	64,051	576
Gevo, Inc.*	106,136	772
Golar LNG Ltd.*	56,252	745
Green Plains, Inc.*	23,405	787
HighPeak Energy, Inc.*	3,533	36
International Seaways, Inc.	12,948	248
Kosmos Energy Ltd.*	217,947	754
Laredo Petroleum, Inc.*	6,858	636
Magnolia Oil & Gas Corp., Class A*	75,721	1,184
Matador Resources Co.	60,182	2,167
Meta Materials, Inc.*	33,337	250
Murphy Oil Corp.	79,824	1,858
Nordic American Tankers Ltd.	82,376	270
Northern Oil and Gas, Inc.	26,002	540
Oasis Petroleum, Inc.	11,011	1,107
Ovintiv, Inc.	142,595	4,488
Par Pacific Holdings, Inc.*	24,889	419
PBF Energy, Inc., Class A*	51,272	785
PDC Energy, Inc.	54,103	2,477
Peabody Energy Corp.*	37,457	297
Penn Virginia Corp.*	7,907	187
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Oil, Gas & Consumable Fuels – 3.3%continued
Range Resources Corp.*	130,008	$2,179
Renewable Energy Group, Inc.*	24,436	1,523
REX American Resources Corp.*	2,832	255
Riley Exploration Permian, Inc.	1,244	36
Scorpio Tankers, Inc.	25,712	567
SFL Corp. Ltd.	57,689	441
SM Energy Co.	63,169	1,556
Southwestern Energy Co.*	368,497	2,089
Talos Energy, Inc.*	20,183	316
Teekay Corp.*	38,468	143
Teekay Tankers Ltd., Class A*	13,151	190
Tellurian, Inc.*	171,985	800
Uranium Energy Corp.*	117,814	313
Ur-Energy, Inc.*	97,712	137
Vine Energy, Inc., Class A*	11,323	177
W&T Offshore, Inc.*	53,168	258
Whiting Petroleum Corp.*	21,473	1,171
World Fuel Services Corp.	34,180	1,085
		55,450
Paper & Forest Products – 0.2%
Clearwater Paper Corp.*	9,271	269
Domtar Corp.*	27,314	1,501
Glatfelter Corp.	24,262	339
Neenah, Inc.	9,296	466
Schweitzer-Mauduit International, Inc.	17,014	687
Verso Corp., Class A	15,982	283
		3,545
Personal Products – 0.5%
Beauty Health (The) Co.*	25,236	424
BellRing Brands, Inc., Class A*	21,094	661
Edgewell Personal Care Co.	29,720	1,305
elf Beauty, Inc.*	24,936	677
Honest (The) Co., Inc.*	13,421	217
Inter Parfums, Inc.	9,833	708
Medifast, Inc.	6,364	1,801
Nature's Sunshine Products, Inc.	6,716	117
Nu Skin Enterprises, Inc., Class A	27,109	1,536
Revlon, Inc., Class A*	3,467	44
USANA Health Sciences, Inc.*	6,964	713
Veru, Inc.*	35,140	283
		8,486
Pharmaceuticals – 1.7%
9 Meters Biopharma, Inc.*	114,300	126

NORTHERN FUNDS QUARTERLY REPORT     89    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Pharmaceuticals – 1.7%continued
Aclaris Therapeutics, Inc.*	23,407	$411
Aerie Pharmaceuticals, Inc.*	23,071	369
Amneal Pharmaceuticals, Inc.*	50,724	260
Amphastar Pharmaceuticals, Inc.*	19,563	394
Ampio Pharmaceuticals, Inc.*	101,654	170
Angion Biomedica Corp.*	2,831	37
ANI Pharmaceuticals, Inc.*	5,496	193
Antares Pharma, Inc.*	90,689	395
Arvinas, Inc.*	23,694	1,824
Atea Pharmaceuticals, Inc.*	35,097	754
Athira Pharma, Inc.*	17,376	178
Axsome Therapeutics, Inc.*	15,027	1,014
BioDelivery Sciences International, Inc.*	50,762	182
Cara Therapeutics, Inc.*	23,515	336
Cassava Sciences, Inc.*	20,778	1,775
Cerecor, Inc.*	31,664	104
Citius Pharmaceuticals, Inc.*	61,312	213
Collegium Pharmaceutical, Inc.*	19,623	464
Corcept Therapeutics, Inc.*	52,248	1,149
CorMedix, Inc.*	22,639	155
Cymabay Therapeutics, Inc.*	40,090	175
Durect Corp.*	111,972	183
Edgewise Therapeutics, Inc.*	6,643	142
Endo International PLC*	124,642	583
Evolus, Inc.*	17,390	220
EyePoint Pharmaceuticals, Inc.*	11,242	101
Fulcrum Therapeutics, Inc.*	12,558	132
Harmony Biosciences Holdings, Inc.*	12,107	342
Ikena Oncology, Inc.*	4,746	67
Innoviva, Inc.*	35,122	471
Intra-Cellular Therapies, Inc.*	38,368	1,566
Kala Pharmaceuticals, Inc.*	28,268	150
Kaleido Biosciences, Inc.*	11,729	87
KemPharm, Inc.*	15,464	198
Landos Biopharma, Inc.*	3,006	35
Marinus Pharmaceuticals, Inc.*	19,939	358
Mind Medicine MindMed, Inc.*	174,322	601
NGM Biopharmaceuticals, Inc.*	17,011	335
Nuvation Bio, Inc.*	19,118	178
Ocular Therapeutix, Inc.*	42,575	604
Omeros Corp.*	33,247	493
Oramed Pharmaceuticals, Inc.*	14,421	193
Pacira BioSciences, Inc.*	23,464	1,424
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Pharmaceuticals – 1.7%continued
Paratek Pharmaceuticals, Inc.*	26,001	$177
Phathom Pharmaceuticals, Inc.*	10,949	371
Phibro Animal Health Corp., Class A	10,508	303
Pliant Therapeutics, Inc.*	13,228	385
Prestige Consumer Healthcare, Inc.*	27,260	1,420
Provention Bio, Inc.*	29,794	251
Rain Therapeutics, Inc.*	3,911	61
Reata Pharmaceuticals, Inc., Class A*	14,916	2,111
Relmada Therapeutics, Inc.*	8,459	271
Revance Therapeutics, Inc.*	38,028	1,127
Seelos Therapeutics, Inc.*	39,790	105
SIGA Technologies, Inc.*	28,222	177
Supernus Pharmaceuticals, Inc.*	26,381	812
Tarsus Pharmaceuticals, Inc.*	4,809	139
Terns Pharmaceuticals, Inc.*	4,719	58
TherapeuticsMD, Inc.*	206,325	246
Theravance Biopharma, Inc.*	28,802	418
Verrica Pharmaceuticals, Inc.*	7,422	84
WaVe Life Sciences Ltd.*	19,506	130
Zogenix, Inc.*	30,797	532
		28,319
Professional Services – 1.5%
Acacia Research Corp.*	26,114	176
ASGN, Inc.*	28,357	2,749
Atlas Technical Consultants, Inc.*	7,520	73
Barrett Business Services, Inc.	3,850	280
CBIZ, Inc.*	27,268	894
CRA International, Inc.	3,836	328
Exponent, Inc.	28,234	2,519
Forrester Research, Inc.*	6,174	283
Franklin Covey Co.*	7,142	231
GP Strategies Corp.*	7,339	115
Heidrick & Struggles International, Inc.	10,300	459
HireQuest, Inc.	2,894	54
Huron Consulting Group, Inc.*	12,050	592
ICF International, Inc.	9,884	868
Insperity, Inc.	19,874	1,796
KBR, Inc.	76,889	2,933
Kelly Services, Inc., Class A*	19,658	471
Kforce, Inc.	11,380	716
Korn Ferry	29,106	2,112
ManTech International Corp., Class A	14,913	1,291
Mistras Group, Inc.*	10,210	100
Rekor Systems, Inc.*	16,805	171

EQUITY INDEX FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Professional Services – 1.5%continued
Resources Connection, Inc.	17,114	$246
TriNet Group, Inc.*	22,124	1,603
TrueBlue, Inc.*	19,103	537
Upwork, Inc.*	63,394	3,695
Willdan Group, Inc.*	5,808	219
		25,511
Real Estate Management & Development – 0.7%
Cushman & Wakefield PLC*	64,058	1,119
eXp World Holdings, Inc.*	33,742	1,308
Fathom Holdings, Inc.*	3,104	102
Forestar Group, Inc.*	9,389	196
FRP Holdings, Inc.*	3,832	213
Kennedy-Wilson Holdings, Inc.	64,900	1,290
Marcus & Millichap, Inc.*	13,302	517
Newmark Group, Inc., Class A	81,725	981
Rafael Holdings, Inc., Class B*	5,095	260
RE/MAX Holdings, Inc., Class A	10,159	339
Realogy Holdings Corp.*	62,637	1,141
Redfin Corp.*	55,492	3,519
RMR Group (The), Inc., Class A	7,888	305
St. Joe (The) Co.	18,115	808
Tejon Ranch Co.*	10,358	158
		12,256
Road & Rail – 0.6%
ArcBest Corp.	13,495	785
Avis Budget Group, Inc.*	27,833	2,168
Covenant Logistics Group, Inc.*	7,339	152
Daseke, Inc.*	21,230	138
Heartland Express, Inc.	25,566	438
HyreCar, Inc.*	9,491	198
Marten Transport Ltd.	32,762	540
P.A.M. Transportation Services, Inc.*	1,148	61
Saia, Inc.*	14,430	3,023
U.S. Xpress Enterprises, Inc., Class A*	16,505	142
Universal Logistics Holdings, Inc.	3,397	79
Werner Enterprises, Inc.	34,299	1,527
Yellow Corp.*	27,789	181
		9,432
Semiconductors & Semiconductor Equipment – 2.6%
Alpha & Omega Semiconductor Ltd.*	10,954	333
Ambarella, Inc.*	19,092	2,036
Amkor Technology, Inc.	55,078	1,304
Atomera, Inc.*	11,179	240
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Semiconductors & Semiconductor Equipment – 2.6%continued
Axcelis Technologies, Inc.*	17,833	$721
AXT, Inc.*	22,111	243
CEVA, Inc.*	12,661	599
CMC Materials, Inc.	15,864	2,391
Cohu, Inc.*	26,064	959
Diodes, Inc.*	23,758	1,895
DSP Group, Inc.*	12,540	186
FormFactor, Inc.*	41,850	1,526
Ichor Holdings Ltd.*	14,901	802
Impinj, Inc.*	10,381	535
Kopin Corp.*	42,081	344
Kulicke & Soffa Industries, Inc.	33,348	2,041
Lattice Semiconductor Corp.*	73,773	4,145
MACOM Technology Solutions Holdings, Inc.*	26,421	1,693
MaxLinear, Inc.*	38,019	1,615
NeoPhotonics Corp.*	27,542	281
NVE Corp.	2,754	204
Onto Innovation, Inc.*	26,690	1,949
PDF Solutions, Inc.*	16,533	301
Photronics, Inc.*	32,508	429
Power Integrations, Inc.	32,827	2,694
Rambus, Inc.*	60,949	1,445
Semtech Corp.*	35,148	2,418
Silicon Laboratories, Inc.*	24,154	3,702
SiTime Corp.*	6,992	885
SkyWater Technology, Inc.*	4,261	122
SMART Global Holdings, Inc.*	7,470	356
SunPower Corp.*	43,645	1,275
Synaptics, Inc.*	19,162	2,981
Ultra Clean Holdings, Inc.*	23,688	1,272
Veeco Instruments, Inc.*	27,228	655
		44,577
Software – 5.9%
8x8, Inc.*	57,791	1,604
A10 Networks, Inc.*	34,411	387
ACI Worldwide, Inc.*	64,500	2,396
Agilysys, Inc.*	10,383	590
Alarm.com Holdings, Inc.*	25,692	2,176
Alkami Technology, Inc.*	3,684	131
Altair Engineering, Inc., Class A*	24,921	1,719
American Software, Inc., Class A	17,338	381
Appfolio, Inc., Class A*	10,191	1,439
Appian Corp.*	21,372	2,944

NORTHERN FUNDS QUARTERLY REPORT     91    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Software – 5.9%continued
Asana, Inc., Class A*	40,156	$2,491
Avaya Holdings Corp.*	44,921	1,208
Benefitfocus, Inc.*	13,561	191
Blackbaud, Inc.*	26,330	2,016
Blackline, Inc.*	29,119	3,240
Bottomline Technologies DE, Inc.*	23,968	889
Box, Inc., Class A*	79,803	2,039
BTRS Holdings, Inc.*	25,633	324
Cerence, Inc.*	20,569	2,195
ChannelAdvisor Corp.*	15,686	384
Cleanspark, Inc.*	17,691	294
Cloudera, Inc.*	125,809	1,995
CommVault Systems, Inc.*	22,973	1,796
Cornerstone OnDemand, Inc.*	34,417	1,775
Digimarc Corp.*	7,048	236
Digital Turbine, Inc.*	45,911	3,491
Domo, Inc., Class B*	15,028	1,215
E2open Parent Holdings, Inc.*	22,781	260
Ebix, Inc.	14,111	478
eGain Corp.*	9,379	108
Envestnet, Inc.*	29,718	2,254
GTY Technology Holdings, Inc.*	17,347	123
Ideanomics, Inc.*	221,123	628
Intelligent Systems Corp.*	4,249	134
InterDigital, Inc.	16,810	1,228
J2 Global, Inc.*	23,633	3,251
JFrog Ltd.*	28,026	1,276
LivePerson, Inc.*	35,093	2,219
MicroStrategy, Inc., Class A*	4,265	2,834
Mimecast Ltd.*	32,299	1,713
Mitek Systems, Inc.*	21,904	422
Model N, Inc.*	19,155	656
Momentive Global, Inc.*	69,205	1,458
ON24, Inc.*	4,626	164
OneSpan, Inc.*	19,116	488
PagerDuty, Inc.*	43,814	1,866
Ping Identity Holding Corp.*	23,619	541
Progress Software Corp.	23,626	1,093
PROS Holdings, Inc.*	21,456	978
Q2 Holdings, Inc.*	29,686	3,045
QAD, Inc., Class A	6,256	544
Qualys, Inc.*	18,508	1,864
Rapid7, Inc.*	29,808	2,821
Rimini Street, Inc.*	23,634	146
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Software – 5.9%continued
Riot Blockchain, Inc.*	45,764	$1,724
Sailpoint Technologies Holdings, Inc.*	48,974	2,501
Sapiens International Corp. N.V.	16,996	446
SecureWorks Corp., Class A*	4,725	88
ShotSpotter, Inc.*	4,630	226
Smith Micro Software, Inc.*	25,863	135
Sprout Social, Inc., Class A*	23,976	2,144
SPS Commerce, Inc.*	19,722	1,969
Sumo Logic, Inc.*	44,293	915
Telos Corp.*	9,882	336
Tenable Holdings, Inc.*	49,264	2,037
Upland Software, Inc.*	15,510	639
Varonis Systems, Inc.*	57,552	3,316
Verint Systems, Inc.*	34,982	1,577
Veritone, Inc.*	15,956	315
Viant Technology, Inc., Class A*	5,747	171
VirnetX Holding Corp.*	37,011	158
Vonage Holdings Corp.*	131,728	1,898
Workiva, Inc.*	22,803	2,539
Xperi Holding Corp.	57,050	1,269
Yext, Inc.*	61,190	874
Zix Corp.*	27,339	193
Zuora, Inc., Class A*	57,476	991
		98,599
Specialty Retail – 2.7%
Aaron's (The) Co., Inc.	18,468	591
Abercrombie & Fitch Co., Class A*	33,423	1,552
Academy Sports & Outdoors, Inc.*	33,723	1,391
American Eagle Outfitters, Inc.	82,703	3,104
America's Car-Mart, Inc.*	3,365	477
Arko Corp.*	11,319	104
Asbury Automotive Group, Inc.*	10,469	1,794
At Home Group, Inc.*	35,690	1,315
Barnes & Noble Education, Inc.*	21,016	152
Bed Bath & Beyond, Inc.*	59,743	1,989
Big 5 Sporting Goods Corp.	11,376	292
Blink Charging Co.*	19,808	815
Boot Barn Holdings, Inc.*	15,593	1,311
Buckle (The), Inc.	16,347	813
Caleres, Inc.	20,241	552
Camping World Holdings, Inc., Class A	23,213	951
CarLotz, Inc.*	23,909	131
Cato (The) Corp., Class A	10,391	175
Chico's FAS, Inc.*	65,010	428

EQUITY INDEX FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Specialty Retail – 2.7%continued
Children's Place (The), Inc.*	7,624	$709
Citi Trends, Inc.*	4,658	405
Conn's, Inc.*	9,238	236
Container Store Group (The), Inc.*	17,506	228
Designer Brands, Inc., Class A*	33,137	548
Genesco, Inc.*	7,699	490
Group 1 Automotive, Inc.	9,616	1,485
GrowGeneration Corp.*	29,384	1,413
Guess?, Inc.	21,237	561
Haverty Furniture Cos., Inc.	8,967	383
Hibbett, Inc.*	8,723	782
JOANN, Inc.	6,528	103
Kirkland's, Inc.*	7,653	175
Lazydays Holdings, Inc.*	4,059	89
Lumber Liquidators Holdings, Inc.*	15,104	319
MarineMax, Inc.*	11,923	581
Monro, Inc.	17,996	1,143
Murphy U.S.A., Inc.	13,738	1,832
National Vision Holdings, Inc.*	44,457	2,273
ODP (The) Corp.*	26,685	1,281
OneWater Marine, Inc., Class A	5,627	237
Party City Holdco, Inc.*	59,979	560
Rent-A-Center, Inc.	35,903	1,905
Sally Beauty Holdings, Inc.*	61,786	1,364
Shift Technologies, Inc.*	33,770	290
Shoe Carnival, Inc.	4,862	348
Signet Jewelers Ltd.*	28,332	2,289
Sleep Number Corp.*	13,020	1,432
Sonic Automotive, Inc., Class A	12,005	537
Sportsman's Warehouse Holdings, Inc.*	23,135	411
Tilly's, Inc., Class A	12,267	196
TravelCenters of America, Inc.*	6,876	201
Urban Outfitters, Inc.*	37,116	1,530
Winmark Corp.	1,942	373
Zumiez, Inc.*	11,974	587
		45,233
Technology Hardware, Storage & Peripherals – 0.4%
3D Systems Corp.*	65,924	2,635
Avid Technology, Inc.*	19,674	770
Corsair Gaming, Inc.*	14,632	487
Diebold Nixdorf, Inc.*	40,002	513
Eastman Kodak Co.*	24,517	204
Quantum Corp.*	30,044	207
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Technology Hardware, Storage & Peripherals – 0.4%continued
Super Micro Computer, Inc.*	23,817	$838
Turtle Beach Corp.*	8,730	279
		5,933
Textiles, Apparel & Luxury Goods – 0.7%
Crocs, Inc.*	35,117	4,092
Fossil Group, Inc.*	27,001	386
G-III Apparel Group Ltd.*	24,010	789
Kontoor Brands, Inc.	28,389	1,601
Movado Group, Inc.	8,229	259
Oxford Industries, Inc.	8,726	863
PLBY Group, Inc.*	5,807	226
Rocky Brands, Inc.	3,494	194
Steven Madden Ltd.	44,429	1,944
Superior Group of Cos., Inc.	6,080	145
Unifi, Inc.*	7,526	183
Vera Bradley, Inc.*	14,435	179
Wolverine World Wide, Inc.	44,144	1,485
		12,346
Thrifts & Mortgage Finance – 1.5%
Axos Financial, Inc.*	30,694	1,424
Bridgewater Bancshares, Inc.*	10,700	173
Capitol Federal Financial, Inc.	70,654	832
Columbia Financial, Inc.*	22,433	386
Essent Group Ltd.	60,241	2,708
Federal Agricultural Mortgage Corp., Class C	4,848	480
Finance of America Cos., Inc., Class A*	18,372	140
Flagstar Bancorp, Inc.	28,631	1,210
FS Bancorp, Inc.	2,153	153
Hingham Institution For Savings (The)	829	241
Home Bancorp, Inc.	4,398	168
Home Point Capital, Inc.*	3,442	20
HomeStreet, Inc.	11,136	454
Kearny Financial Corp.	39,860	476
Luther Burbank Corp.	8,473	101
Merchants Bancorp	5,589	219
Meridian Bancorp, Inc.	25,619	524
Meta Financial Group, Inc.	16,934	857
Mr Cooper Group, Inc.*	38,613	1,277
NMI Holdings, Inc., Class A*	45,087	1,014
Northfield Bancorp, Inc.	25,560	419
Northwest Bancshares, Inc.	66,103	902
Ocwen Financial Corp.*	4,627	143
PCSB Financial Corp.	6,800	124

NORTHERN FUNDS QUARTERLY REPORT     93    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Thrifts & Mortgage Finance – 1.5%continued
PennyMac Financial Services, Inc.	19,298	$1,191
Pioneer Bancorp, Inc.*	7,086	85
Premier Financial Corp.	19,588	557
Provident Bancorp, Inc.	8,726	142
Provident Financial Services, Inc.	41,765	956
Radian Group, Inc.	104,358	2,322
Southern Missouri Bancorp, Inc.	4,345	195
TrustCo Bank Corp. NY	10,101	347
Velocity Financial, Inc.*	4,868	61
Walker & Dunlop, Inc.	16,034	1,674
Washington Federal, Inc.	39,635	1,260
Waterstone Financial, Inc.	11,657	229
WSFS Financial Corp.	25,251	1,176
		24,640
Tobacco – 0.2%
22nd Century Group, Inc.*	81,955	379
Turning Point Brands, Inc.	7,986	366
Universal Corp.	12,875	733
Vector Group Ltd.	78,481	1,110
		2,588
Trading Companies & Distributors – 1.3%
Alta Equipment Group, Inc.*	9,696	129
Applied Industrial Technologies, Inc.	20,994	1,912
Beacon Roofing Supply, Inc.*	30,171	1,607
BlueLinx Holdings, Inc.*	4,932	248
Boise Cascade Co.	21,423	1,250
CAI International, Inc.	8,775	491
Custom Truck One Source, Inc.*	7,432	71
DXP Enterprises, Inc.*	10,298	343
EVI Industries, Inc.*	3,045	87
GATX Corp.	19,173	1,696
Global Industrial Co.	7,031	258
GMS, Inc.*	23,413	1,127
H&E Equipment Services, Inc.	17,137	570
Herc Holdings, Inc.*	13,704	1,536
Karat Packaging, Inc.*	2,790	57
Lawson Products, Inc.*	2,450	131
McGrath RentCorp	13,107	1,069
MRC Global, Inc.*	45,104	424
NOW, Inc.*	59,562	565
Rush Enterprises, Inc., Class A	22,998	994
Rush Enterprises, Inc., Class B	3,682	140
Textainer Group Holdings Ltd.*	25,738	869
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%continued
Trading Companies & Distributors – 1.3%continued
Titan Machinery, Inc.*	9,950	$308
Transcat, Inc.*	3,996	226
Triton International Ltd.	36,445	1,908
Veritiv Corp.*	8,294	509
WESCO International, Inc.*	24,255	2,494
Willis Lease Finance Corp.*	1,711	73
		21,092
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	40,309	1,543
Water Utilities – 0.3%
American States Water Co.	19,923	1,585
Artesian Resources Corp., Class A	4,679	172
Cadiz, Inc.*	11,353	154
California Water Service Group	27,881	1,548
Global Water Resources, Inc.	5,890	101
Middlesex Water Co.	9,435	771
Pure Cycle Corp.*	11,213	155
SJW Group	15,333	971
York Water (The) Co.	7,054	320
		5,777
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	32,243	367
Shenandoah Telecommunications Co.	26,356	1,279
Telephone and Data Systems, Inc.	55,285	1,253
United States Cellular Corp.*	8,518	309
		3,208
Total Common Stocks
(Cost $954,650)		1,646,386

RIGHTS – 0.0%
Biotechnology – 0.0%
Aduro Biotech, Inc. (Contingent Value Rights)(2) *	7,412	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(2) (3) (4) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(3) (4) (5) *	5,175	40
		40

EQUITY INDEX FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Pharmaceuticals – 0.0%
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	3,681	$—
Total Rights
(Cost $40)		40

OTHER – 0.0%
Escrow Diamond Resorts Inc.(2) (3) (4) *	21,607	—
Escrow DLB Oil & Gas, Inc.(2) *	1,200	—
Escrow Petrocorp, Inc.(2) *	420	—
Escrow Wright Medical Group N.V.(2) *	74,695	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	1,524	$15
Total Warrants
(Cost $—)		15

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	32,526,437	$32,526
Total Investment Companies
(Cost $32,526)		32,526

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bills, 0.06%, 7/15/21(8) (9)	$4,260	$4,260
	Total Short-Term Investments
	(Cost $1,735)	4,260

	Total Investments – 100.0%
	(Cost $988,951)	1,683,227
	Liabilities less Other Assets – (0.0%)	(20)
	NET ASSETS – 100.0%	$1,683,207

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Restricted security that has been deemed illiquid. At June 30, 2021, the value of these restricted illiquid securities amounted to approximately $40,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Escrow Diamond Resorts Inc.	6/7/21	$—
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

(4)	Restricted security.
(5)	Level 3 asset.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2021 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	321	$37,040	Long	9/21	$(97)

NORTHERN FUNDS QUARTERLY REPORT     95    EQUITY INDEX FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued	June 30, 2021 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,646,386	$—	$—	$1,646,386
Rights(1)	—	—	40	40
Warrants	15	—	—	15
Investment Companies	32,526	—	—	32,526
Short-Term Investments	—	4,260	—	4,260
Total Investments	$1,678,927	$4,260	$40	$1,683,227

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$25,952	$49,913	$43,339	$—	$32,526	32,526,437
EQUITY INDEX FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
STOCK INDEX FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3%
Aerospace & Defense – 1.6%
Boeing (The) Co.*	179,648	$43,036
General Dynamics Corp.	74,795	14,081
Howmet Aerospace, Inc.*	127,797	4,405
Huntington Ingalls Industries, Inc.	13,151	2,772
L3Harris Technologies, Inc.	66,977	14,477
Lockheed Martin Corp.	79,924	30,239
Northrop Grumman Corp.	48,918	17,778
Raytheon Technologies Corp.	495,169	42,243
Teledyne Technologies, Inc.*	15,178	6,357
Textron, Inc.	73,790	5,075
TransDigm Group, Inc.*	17,936	11,610
		192,073
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	43,482	4,073
Expeditors International of Washington, Inc.	55,143	6,981
FedEx Corp.	79,783	23,802
United Parcel Service, Inc., Class B	236,387	49,161
		84,017
Airlines – 0.3%
Alaska Air Group, Inc.*	40,647	2,451
American Airlines Group, Inc.*	209,992	4,454
Delta Air Lines, Inc.*	208,916	9,038
Southwest Airlines Co.*	193,236	10,259
United Airlines Holdings, Inc.*	105,690	5,526
		31,728
Auto Components – 0.1%
Aptiv PLC*	88,416	13,910
BorgWarner, Inc.	78,297	3,801
		17,711
Automobiles – 1.8%
Ford Motor Co.*	1,281,584	19,044
General Motors Co.*	417,316	24,693
Tesla, Inc.*	251,860	171,189
		214,926
Banks – 4.2%
Bank of America Corp.	2,464,748	101,622
Citigroup, Inc.	675,507	47,792
Citizens Financial Group, Inc.	139,198	6,385
Comerica, Inc.	45,590	3,252
Fifth Third Bancorp	229,988	8,792
First Republic Bank	57,514	10,765
Huntington Bancshares, Inc.	482,639	6,887
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 4.2%continued
JPMorgan Chase & Co.	989,301	$153,876
KeyCorp	317,146	6,549
M&T Bank Corp.	42,028	6,107
People's United Financial, Inc.	139,723	2,395
PNC Financial Services Group (The), Inc.	138,843	26,486
Regions Financial Corp.	313,746	6,331
SVB Financial Group*	17,750	9,877
Truist Financial Corp.	439,534	24,394
U.S. Bancorp	442,943	25,234
Wells Fargo & Co.	1,350,883	61,182
Zions Bancorp N.A.	53,475	2,827
		510,753
Beverages – 1.4%
Brown-Forman Corp., Class B	59,682	4,473
Coca-Cola (The) Co.	1,268,091	68,616
Constellation Brands, Inc., Class A	55,224	12,916
Molson Coors Beverage Co., Class B*	61,571	3,306
Monster Beverage Corp.*	120,985	11,052
PepsiCo, Inc.	451,547	66,906
		167,269
Biotechnology – 1.7%
AbbVie, Inc.	577,171	65,012
Alexion Pharmaceuticals, Inc.*	72,227	13,269
Amgen, Inc.	187,750	45,764
Biogen, Inc.*	49,201	17,037
Gilead Sciences, Inc.	410,006	28,233
Incyte Corp.*	61,075	5,138
Regeneron Pharmaceuticals, Inc.*	34,210	19,108
Vertex Pharmaceuticals, Inc.*	84,643	17,067
		210,628
Building Products – 0.5%
A.O. Smith Corp.	43,932	3,166
Allegion PLC	29,446	4,102
Carrier Global Corp.	267,002	12,976
Fortune Brands Home & Security, Inc.	45,255	4,508
Johnson Controls International PLC	234,239	16,076
Masco Corp.	82,840	4,880
Trane Technologies PLC	78,155	14,391
		60,099
Capital Markets – 3.0%
Ameriprise Financial, Inc.	37,882	9,428
Bank of New York Mellon (The) Corp.	263,859	13,518

NORTHERN FUNDS QUARTERLY REPORT     97    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Capital Markets – 3.0%continued
BlackRock, Inc.	46,367	$40,570
Cboe Global Markets, Inc.	34,857	4,150
Charles Schwab (The) Corp.	490,214	35,692
CME Group, Inc.	117,359	24,960
Franklin Resources, Inc.	89,026	2,848
Goldman Sachs Group (The), Inc.	111,198	42,203
Intercontinental Exchange, Inc.	183,940	21,834
Invesco Ltd.	123,547	3,302
MarketAxess Holdings, Inc.	12,425	5,760
Moody's Corp.	52,632	19,072
Morgan Stanley	486,499	44,607
MSCI, Inc.	26,939	14,361
Nasdaq, Inc.	37,568	6,604
Northern Trust Corp.(1)	68,039	7,867
Raymond James Financial, Inc.	39,948	5,189
S&P Global, Inc.	78,733	32,316
State Street Corp.	113,670	9,353
T. Rowe Price Group, Inc.	74,158	14,681
		358,315
Chemicals – 1.7%
Air Products and Chemicals, Inc.	72,324	20,806
Albemarle Corp.	38,138	6,425
Celanese Corp.	36,759	5,573
CF Industries Holdings, Inc.	70,052	3,604
Corteva, Inc.	240,918	10,685
Dow, Inc.	244,107	15,447
DuPont de Nemours, Inc.	173,908	13,462
Eastman Chemical Co.	44,569	5,203
Ecolab, Inc.	81,265	16,738
FMC Corp.	42,030	4,548
International Flavors & Fragrances, Inc.	81,330	12,151
Linde PLC	169,989	49,144
LyondellBasell Industries N.V., Class A	84,088	8,650
Mosaic (The) Co.	112,926	3,603
PPG Industries, Inc.	77,476	13,153
Sherwin-Williams (The) Co.	78,200	21,306
		210,498
Commercial Services & Supplies – 0.4%
Cintas Corp.	28,845	11,019
Copart, Inc.*	68,065	8,973
Republic Services, Inc.	68,889	7,578
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Commercial Services & Supplies – 0.4%continued
Rollins, Inc.	72,604	$2,483
Waste Management, Inc.	126,977	17,791
		47,844
Communications Equipment – 0.8%
Arista Networks, Inc.*	17,955	6,505
Cisco Systems, Inc.	1,377,457	73,005
F5 Networks, Inc.*	19,465	3,634
Juniper Networks, Inc.	107,099	2,929
Motorola Solutions, Inc.	55,435	12,021
		98,094
Construction & Engineering – 0.0%
Quanta Services, Inc.	45,549	4,125
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	20,383	7,171
Vulcan Materials Co.	43,349	7,546
		14,717
Consumer Finance – 0.7%
American Express Co.	212,626	35,132
Capital One Financial Corp.	147,583	22,829
Discover Financial Services	99,642	11,787
Synchrony Financial	176,811	8,579
		78,327
Containers & Packaging – 0.3%
Amcor PLC	503,822	5,774
Avery Dennison Corp.	27,141	5,706
Ball Corp.	107,287	8,692
International Paper Co.	128,175	7,859
Packaging Corp. of America	31,031	4,202
Sealed Air Corp.	49,649	2,942
Westrock Co.	86,997	4,630
		39,805
Distributors – 0.1%
Genuine Parts Co.	47,223	5,972
LKQ Corp.*	90,690	4,464
Pool Corp.	13,117	6,016
		16,452
Diversified Financial Services – 1.4%
Berkshire Hathaway, Inc., Class B*	619,437	172,154
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	2,333,346	67,154

EQUITY INDEX FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Diversified Telecommunication Services – 1.2%continued
Lumen Technologies, Inc.	325,102	$4,418
Verizon Communications, Inc.	1,352,970	75,807
		147,379
Electric Utilities – 1.5%
Alliant Energy Corp.	81,778	4,560
American Electric Power Co., Inc.	163,274	13,811
Duke Energy Corp.	251,415	24,820
Edison International	123,783	7,157
Entergy Corp.	65,459	6,526
Evergy, Inc.	74,877	4,525
Eversource Energy	112,289	9,010
Exelon Corp.	319,459	14,155
FirstEnergy Corp.	177,904	6,620
NextEra Energy, Inc.	641,013	46,974
NRG Energy, Inc.	79,967	3,223
Pinnacle West Capital Corp.	36,783	3,015
PPL Corp.	251,348	7,030
Southern (The) Co.	345,989	20,936
Xcel Energy, Inc.	175,927	11,590
		183,952
Electrical Equipment – 0.6%
AMETEK, Inc.	75,439	10,071
Eaton Corp. PLC	130,233	19,298
Emerson Electric Co.	195,836	18,847
Generac Holdings, Inc.*	20,550	8,531
Rockwell Automation, Inc.	37,919	10,846
		67,593
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	195,289	13,360
CDW Corp.	45,823	8,003
Corning, Inc.	253,229	10,357
IPG Photonics Corp.*	11,731	2,472
Keysight Technologies, Inc.*	60,220	9,299
TE Connectivity Ltd.	107,943	14,595
Trimble, Inc.*	82,058	6,715
Zebra Technologies Corp., Class A*	17,480	9,255
		74,056
Energy Equipment & Services – 0.2%
Baker Hughes Co.	238,045	5,444
Halliburton Co.	290,655	6,720
NOV, Inc.*	127,733	1,957
Schlumberger N.V.	456,866	14,624
		28,745
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Entertainment – 1.9%
Activision Blizzard, Inc.	253,994	$24,241
Electronic Arts, Inc.	93,567	13,458
Live Nation Entertainment, Inc.*	47,229	4,137
Netflix, Inc.*	144,916	76,546
Take-Two Interactive Software, Inc.*	37,808	6,693
Walt Disney (The) Co.*	593,813	104,374
		229,449
Equity Real Estate Investment Trusts – 2.5%
Alexandria Real Estate Equities, Inc.	44,831	8,157
American Tower Corp.	148,606	40,144
AvalonBay Communities, Inc.	45,631	9,523
Boston Properties, Inc.	46,402	5,317
Crown Castle International Corp.	141,255	27,559
Digital Realty Trust, Inc.	92,030	13,847
Duke Realty Corp.	122,633	5,807
Equinix, Inc.	29,278	23,499
Equity Residential	112,466	8,660
Essex Property Trust, Inc.	21,217	6,365
Extra Space Storage, Inc.	43,711	7,161
Federal Realty Investment Trust	23,124	2,709
Healthpeak Properties, Inc.	176,159	5,864
Host Hotels & Resorts, Inc.*	230,816	3,945
Iron Mountain, Inc.	94,359	3,993
Kimco Realty Corp.	141,715	2,955
Mid-America Apartment Communities, Inc.	37,443	6,306
Prologis, Inc.	241,796	28,902
Public Storage	49,769	14,965
Realty Income Corp.	122,051	8,146
Regency Centers Corp.	51,654	3,309
SBA Communications Corp.	35,736	11,389
Simon Property Group, Inc.	107,325	14,004
UDR, Inc.	96,981	4,750
Ventas, Inc.	122,677	7,005
Vornado Realty Trust	51,199	2,389
Welltower, Inc.	136,462	11,340
Weyerhaeuser Co.	244,718	8,423
		296,433
Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	144,494	57,172
Kroger (The) Co.	247,472	9,480
Sysco Corp.	167,188	12,999

NORTHERN FUNDS QUARTERLY REPORT     99    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Food & Staples Retailing – 1.3%continued
Walgreens Boots Alliance, Inc.	234,496	$12,337
Walmart, Inc.	448,807	63,291
		155,279
Food Products – 0.9%
Archer-Daniels-Midland Co.	182,777	11,076
Campbell Soup Co.	66,272	3,021
Conagra Brands, Inc.	156,778	5,704
General Mills, Inc.	199,320	12,145
Hershey (The) Co.	47,825	8,330
Hormel Foods Corp.	92,087	4,397
J.M. Smucker (The) Co.	35,805	4,639
Kellogg Co.	82,224	5,289
Kraft Heinz (The) Co.	211,836	8,639
Lamb Weston Holdings, Inc.	47,770	3,853
McCormick & Co., Inc. (Non Voting)	81,422	7,191
Mondelez International, Inc., Class A	459,028	28,662
Tyson Foods, Inc., Class A	96,215	7,097
		110,043
Gas Utilities – 0.0%
Atmos Energy Corp.	42,651	4,099
Health Care Equipment & Supplies – 3.6%
Abbott Laboratories	580,696	67,320
ABIOMED, Inc.*	14,801	4,620
Align Technology, Inc.*	23,536	14,380
Baxter International, Inc.	164,313	13,227
Becton Dickinson and Co.	95,034	23,111
Boston Scientific Corp.*	464,340	19,855
Cooper (The) Cos., Inc.	16,093	6,377
Danaher Corp.	207,492	55,683
DENTSPLY SIRONA, Inc.	71,489	4,522
DexCom, Inc.*	31,601	13,494
Edwards Lifesciences Corp.*	203,163	21,042
Hologic, Inc.*	83,725	5,586
IDEXX Laboratories, Inc.*	27,873	17,603
Intuitive Surgical, Inc.*	38,700	35,590
Medtronic PLC	439,710	54,581
ResMed, Inc.	47,555	11,723
STERIS PLC	31,952	6,592
Stryker Corp.	107,118	27,822
Teleflex, Inc.	15,288	6,143
West Pharmaceutical Services, Inc.	24,111	8,658
Zimmer Biomet Holdings, Inc.	68,127	10,956
		428,885
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Health Care Providers & Services – 2.6%
AmerisourceBergen Corp.	48,350	$5,535
Anthem, Inc.	80,002	30,545
Cardinal Health, Inc.	94,822	5,413
Centene Corp.*	190,418	13,887
Cigna Corp.	112,127	26,582
CVS Health Corp.	430,274	35,902
DaVita, Inc.*	22,900	2,758
HCA Healthcare, Inc.	85,884	17,756
Henry Schein, Inc.*	45,968	3,410
Humana, Inc.	42,146	18,659
Laboratory Corp. of America Holdings*	31,905	8,801
McKesson Corp.	51,713	9,890
Quest Diagnostics, Inc.	42,675	5,632
UnitedHealth Group, Inc.	308,460	123,520
Universal Health Services, Inc., Class B	25,468	3,729
		312,019
Health Care Technology – 0.1%
Cerner Corp.	98,440	7,694
Hotels, Restaurants & Leisure – 2.0%
Booking Holdings, Inc.*	13,418	29,360
Caesars Entertainment, Inc.*	68,205	7,076
Carnival Corp.*	260,955	6,879
Chipotle Mexican Grill, Inc.*	9,200	14,263
Darden Restaurants, Inc.	42,750	6,241
Domino's Pizza, Inc.	12,686	5,918
Expedia Group, Inc.*	46,235	7,569
Hilton Worldwide Holdings, Inc.*	91,089	10,987
Las Vegas Sands Corp.*	107,366	5,657
Marriott International, Inc., Class A*	87,308	11,919
McDonald's Corp.	243,826	56,321
MGM Resorts International	133,105	5,677
Norwegian Cruise Line Holdings Ltd.*	120,911	3,556
Penn National Gaming, Inc.*	48,524	3,712
Royal Caribbean Cruises Ltd.*	71,547	6,101
Starbucks Corp.	385,070	43,055
Wynn Resorts Ltd.*	34,391	4,206
Yum! Brands, Inc.	97,303	11,193
		239,690
Household Durables – 0.4%
D.R. Horton, Inc.	107,347	9,701
Garmin Ltd.	48,971	7,083
Leggett & Platt, Inc.	43,475	2,252

EQUITY INDEX FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Household Durables – 0.4%continued
Lennar Corp., Class A	90,186	$8,960
Mohawk Industries, Inc.*	19,136	3,678
Newell Brands, Inc.	123,744	3,399
NVR, Inc.*	1,118	5,560
PulteGroup, Inc.	86,503	4,721
Whirlpool Corp.	20,463	4,461
		49,815
Household Products – 1.3%
Church & Dwight Co., Inc.	80,123	6,828
Clorox (The) Co.	40,610	7,306
Colgate-Palmolive Co.	276,363	22,482
Kimberly-Clark Corp.	110,230	14,747
Procter & Gamble (The) Co.	800,184	107,969
		159,332
Independent Power & Renewable Electricity Producers – 0.1%
AES (The) Corp.	217,799	5,678
Industrial Conglomerates – 1.2%
3M Co.	189,422	37,625
General Electric Co.	2,869,048	38,617
Honeywell International, Inc.	226,975	49,787
Roper Technologies, Inc.	34,395	16,173
		142,202
Insurance – 1.8%
Aflac, Inc.	206,522	11,082
Allstate (The) Corp.	97,826	12,760
American International Group, Inc.	280,504	13,352
Aon PLC, Class A	73,737	17,605
Arthur J. Gallagher & Co.	66,974	9,382
Assurant, Inc.	19,782	3,090
Chubb Ltd.	146,992	23,363
Cincinnati Financial Corp.	48,954	5,709
Everest Re Group Ltd.	13,085	3,298
Globe Life, Inc.	30,948	2,948
Hartford Financial Services Group (The), Inc.	116,724	7,233
Lincoln National Corp.	58,457	3,673
Loews Corp.	73,237	4,002
Marsh & McLennan Cos., Inc.	166,178	23,378
MetLife, Inc.	243,251	14,559
Principal Financial Group, Inc.	82,601	5,220
Progressive (The) Corp.	191,208	18,779
Prudential Financial, Inc.	128,692	13,187
Travelers (The) Cos., Inc.	82,182	12,303
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Insurance – 1.8%continued
Unum Group	66,582	$1,891
W.R. Berkley Corp.	45,782	3,408
Willis Towers Watson PLC	42,116	9,687
		219,909
Interactive Media & Services – 6.3%
Alphabet, Inc., Class A*	98,114	239,574
Alphabet, Inc., Class C*	93,071	233,266
Facebook, Inc., Class A*	783,139	272,305
Twitter, Inc.*	260,991	17,959
		763,104
Internet & Direct Marketing Retail – 4.2%
Amazon.com, Inc.*	140,100	481,966
eBay, Inc.	211,892	14,877
Etsy, Inc.*	41,544	8,552
		505,395
IT Services – 5.1%
Accenture PLC, Class A	207,758	61,245
Akamai Technologies, Inc.*	53,263	6,210
Automatic Data Processing, Inc.	139,063	27,621
Broadridge Financial Solutions, Inc.	37,944	6,129
Cognizant Technology Solutions Corp., Class A	172,371	11,938
DXC Technology Co.*	83,293	3,243
Fidelity National Information Services, Inc.	202,659	28,711
Fiserv, Inc.*	194,621	20,803
FleetCor Technologies, Inc.*	27,225	6,971
Gartner, Inc.*	28,130	6,813
Global Payments, Inc.	96,469	18,092
International Business Machines Corp.	291,996	42,804
Jack Henry & Associates, Inc.	24,255	3,966
Mastercard, Inc., Class A	285,887	104,375
Paychex, Inc.	104,830	11,248
PayPal Holdings, Inc.*	383,915	111,904
VeriSign, Inc.*	32,347	7,365
Visa, Inc., Class A	552,903	129,280
Western Union (The) Co.	133,839	3,074
		611,792
Leisure Products – 0.0%
Hasbro, Inc.	41,785	3,950
Life Sciences Tools & Services – 1.3%
Agilent Technologies, Inc.	99,149	14,655
Bio-Rad Laboratories, Inc., Class A*	7,039	4,535

NORTHERN FUNDS QUARTERLY REPORT     101    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Life Sciences Tools & Services – 1.3%continued
Charles River Laboratories International, Inc.*	16,419	$6,074
Illumina, Inc.*	47,711	22,577
IQVIA Holdings, Inc.*	62,632	15,177
Mettler-Toledo International, Inc.*	7,605	10,535
PerkinElmer, Inc.	36,681	5,664
Thermo Fisher Scientific, Inc.	128,451	64,800
Waters Corp.*	20,155	6,966
		150,983
Machinery – 1.6%
Caterpillar, Inc.	179,020	38,960
Cummins, Inc.	47,770	11,647
Deere & Co.	101,948	35,958
Dover Corp.	47,020	7,081
Fortive Corp.	110,578	7,712
IDEX Corp.	24,777	5,452
Illinois Tool Works, Inc.	93,930	20,999
Ingersoll Rand, Inc.*	121,954	5,953
Otis Worldwide Corp.	131,834	10,780
PACCAR, Inc.	113,500	10,130
Parker-Hannifin Corp.	42,137	12,941
Pentair PLC	54,311	3,665
Snap-on, Inc.	17,665	3,947
Stanley Black & Decker, Inc.	52,765	10,816
Westinghouse Air Brake Technologies Corp.	57,931	4,768
Xylem, Inc.	58,811	7,055
		197,864
Media – 1.3%
Charter Communications, Inc., Class A*	45,007	32,470
Comcast Corp., Class A	1,498,635	85,452
Discovery, Inc., Class A*	55,137	1,692
Discovery, Inc., Class C*	98,174	2,845
DISH Network Corp., Class A*	81,222	3,395
Fox Corp., Class A	107,113	3,977
Fox Corp., Class B	49,379	1,738
Interpublic Group of (The) Cos., Inc.	128,686	4,181
News Corp., Class A	128,178	3,303
News Corp., Class B	39,654	966
Omnicom Group, Inc.	70,310	5,624
ViacomCBS, Inc., Class B	197,913	8,946
		154,589
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	478,968	$17,774
Newmont Corp.	261,794	16,593
Nucor Corp.	97,783	9,380
		43,747
Multiline Retail – 0.5%
Dollar General Corp.	77,200	16,705
Dollar Tree, Inc.*	75,811	7,543
Target Corp.	161,690	39,087
		63,335
Multi-Utilities – 0.7%
Ameren Corp.	83,551	6,687
CenterPoint Energy, Inc.	189,734	4,652
CMS Energy Corp.	94,489	5,582
Consolidated Edison, Inc.	112,000	8,033
Dominion Energy, Inc.	263,536	19,388
DTE Energy Co.	63,294	8,203
NiSource, Inc.	128,220	3,141
Public Service Enterprise Group, Inc.	165,042	9,860
Sempra Energy	102,941	13,638
WEC Energy Group, Inc.	103,067	9,168
		88,352
Oil, Gas & Consumable Fuels – 2.6%
APA Corp.	123,519	2,672
Cabot Oil & Gas Corp.	130,539	2,279
Chevron Corp.	631,679	66,162
ConocoPhillips	440,981	26,856
Devon Energy Corp.	194,677	5,683
Diamondback Energy, Inc.	59,147	5,553
EOG Resources, Inc.	190,788	15,919
Exxon Mobil Corp.	1,383,650	87,281
Hess Corp.	89,718	7,834
Kinder Morgan, Inc.	636,697	11,607
Marathon Oil Corp.	257,681	3,510
Marathon Petroleum Corp.	208,197	12,579
Occidental Petroleum Corp.	274,536	8,585
ONEOK, Inc.	145,505	8,096
Phillips 66	143,132	12,283
Pioneer Natural Resources Co.	75,733	12,308
Valero Energy Corp.	133,563	10,429
Williams (The) Cos., Inc.	396,992	10,540
		310,176
Personal Products – 0.2%
Estee Lauder (The) Cos., Inc., Class A	75,792	24,108

EQUITY INDEX FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Pharmaceuticals – 3.6%
Bristol-Myers Squibb Co.	730,057	$48,782
Catalent, Inc.*	55,651	6,017
Eli Lilly & Co.	260,134	59,706
Johnson & Johnson	860,616	141,778
Merck & Co., Inc.	827,496	64,354
Organon & Co.*	82,560	2,498
Perrigo Co. PLC	43,545	1,997
Pfizer, Inc.	1,829,309	71,636
Viatris, Inc.	395,062	5,645
Zoetis, Inc.	155,143	28,913
		431,326
Professional Services – 0.4%
Equifax, Inc.	39,785	9,529
IHS Markit Ltd.	122,458	13,796
Jacobs Engineering Group, Inc.	42,551	5,677
Leidos Holdings, Inc.	43,397	4,388
Nielsen Holdings PLC	117,271	2,893
Robert Half International, Inc.	36,889	3,282
Verisk Analytics, Inc.	52,971	9,255
		48,820
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	109,746	9,409
Road & Rail – 0.9%
CSX Corp.	742,533	23,820
JB Hunt Transport Services, Inc.	27,282	4,446
Kansas City Southern	29,721	8,422
Norfolk Southern Corp.	81,781	21,706
Old Dominion Freight Line, Inc.	31,125	7,900
Union Pacific Corp.	217,094	47,745
		114,039
Semiconductors & Semiconductor Equipment – 5.6%
Advanced Micro Devices, Inc.*	397,095	37,299
Analog Devices, Inc.	120,554	20,754
Applied Materials, Inc.	299,922	42,709
Broadcom, Inc.	133,443	63,631
Enphase Energy, Inc.*	44,348	8,144
Intel Corp.	1,319,659	74,086
KLA Corp.	50,101	16,243
Lam Research Corp.	46,606	30,326
Maxim Integrated Products, Inc.	87,729	9,243
Microchip Technology, Inc.	89,399	13,387
Micron Technology, Inc.*	366,517	31,147
Monolithic Power Systems, Inc.	14,038	5,242
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Semiconductors & Semiconductor Equipment – 5.6%continued
NVIDIA Corp.	203,603	$162,903
NXP Semiconductors N.V.	90,127	18,541
Qorvo, Inc.*	36,826	7,205
QUALCOMM, Inc.	368,651	52,691
Skyworks Solutions, Inc.	53,959	10,347
Teradyne, Inc.	54,372	7,284
Texas Instruments, Inc.	301,886	58,053
Xilinx, Inc.	80,354	11,622
		680,857
Software – 8.7%
Adobe, Inc.*	156,244	91,503
ANSYS, Inc.*	28,487	9,887
Autodesk, Inc.*	71,912	20,991
Cadence Design Systems, Inc.*	90,973	12,447
Citrix Systems, Inc.	40,574	4,758
Fortinet, Inc.*	44,303	10,553
Intuit, Inc.	89,314	43,779
Microsoft Corp.	2,461,423	666,799
NortonLifeLock, Inc.	189,535	5,159
Oracle Corp.	593,724	46,215
Paycom Software, Inc.*	16,076	5,843
PTC, Inc.*	34,428	4,863
salesforce.com, Inc.*	302,628	73,923
ServiceNow, Inc.*	64,534	35,465
Synopsys, Inc.*	49,912	13,765
Tyler Technologies, Inc.*	13,323	6,027
		1,051,977
Specialty Retail – 2.2%
Advance Auto Parts, Inc.	21,388	4,388
AutoZone, Inc.*	7,065	10,542
Best Buy Co., Inc.	72,864	8,378
CarMax, Inc.*	53,326	6,887
Gap (The), Inc.	67,904	2,285
Home Depot (The), Inc.	347,488	110,810
L Brands, Inc.	76,502	5,513
Lowe's Cos., Inc.	231,025	44,812
O'Reilly Automotive, Inc.*	22,796	12,907
Ross Stores, Inc.	116,545	14,452
TJX (The) Cos., Inc.	394,141	26,573
Tractor Supply Co.	37,677	7,010
Ulta Beauty, Inc.*	17,895	6,188
		260,745

NORTHERN FUNDS QUARTERLY REPORT     103    EQUITY INDEX FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Technology Hardware, Storage & Peripherals – 6.1%
Apple, Inc.	5,126,492	$702,124
Hewlett Packard Enterprise Co.	426,774	6,222
HP, Inc.	392,714	11,856
NetApp, Inc.	72,769	5,954
Seagate Technology Holdings PLC	65,089	5,723
Western Digital Corp.*	100,035	7,120
		738,999
Textiles, Apparel & Luxury Goods – 0.7%
Hanesbrands, Inc.	114,072	2,130
NIKE, Inc., Class B	416,679	64,373
PVH Corp.*	23,289	2,506
Ralph Lauren Corp.	15,756	1,856
Tapestry, Inc.*	90,987	3,956
Under Armour, Inc., Class A*	61,738	1,306
Under Armour, Inc., Class C*	63,613	1,181
VF Corp.	105,048	8,618
		85,926
Tobacco – 0.7%
Altria Group, Inc.	604,736	28,834
Philip Morris International, Inc.	509,337	50,480
		79,314
Trading Companies & Distributors – 0.2%
Fastenal Co.	187,598	9,755
United Rentals, Inc.*	23,654	7,546
W.W. Grainger, Inc.	14,303	6,265
		23,566
Water Utilities – 0.1%
American Water Works Co., Inc.	59,296	9,139
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.*	191,514	27,737
Total Common Stocks
(Cost $3,634,765)		11,871,036

INVESTMENT COMPANIES – 1.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	182,755,761	182,756
Total Investment Companies
(Cost $182,756)		182,756

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.06%, 7/15/21(4) (5)	$21,960	$21,960
	Total Short-Term Investments
	(Cost $21,960)	21,960

	Total Investments – 100.0%
	(Cost $3,839,481)	12,075,752
	Other Assets less Liabilities – 0.0%	3,568
	NET ASSETS – 100.0%	$12,079,320

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2021 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FTSE - Financial Times Stock Exchange

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	959	$205,638	Long	09/21	$3,168
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY INDEX FUNDS    104    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$11,871,036	$—	$—	$11,871,036
Investment Companies	182,756	—	—	182,756
Short-Term Investments	—	21,960	—	21,960
Total Investments	$12,053,792	$21,960	$—	$12,075,752
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3,168	$—	$—	$3,168

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$227,739	$110,763	$155,746	$—	$—	$182,756	182,755,761
Northern Trust Corp.	7,127	26	—	714	47	7,867	68,039
Total	$234,866	$110,789	$155,746	$714	$47	$190,623	182,823,800
NORTHERN FUNDS QUARTERLY REPORT     105    EQUITY INDEX FUNDS